1933 Act File No. 33-26915

                      1940 Act File No. 811-5762

                                    SECURITIES AND EXCHANGE COMMISSION
                                          Washington, D.C. 20549

                                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         X

                                                              ---

      Pre-Effective Amendment No.         ...................      _
                                  --------                    ------

      Post-Effective Amendment No.   35   ...................   X
                                   -------                    ---

                                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          X
                                                                       ---

      Amendment No.   36   .....................................         X
                    -------                                           ---

                              STAR FUNDS

          (Exact Name of Registrant as Specified in Charter)

    Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
               (Address of Principal Executive Offices)

                            (412) 288-1900

                    (Registrant's Telephone Number)

                      C. Grant Anderson, Esquire,
                      Federated Investors Tower,

                  Pittsburgh, Pennsylvania 15222-3779
                (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X  on August 18, 1997, pursuant to paragraph (b)

    60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i).

 _ 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

 X filed the Notice required by that Rule on JANUARY 15, 1997; or intends to file the Notice required by that Rule on or about
    ____________; or during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the

   Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.

Copies to:        Matthew G. Maloney, Esq.
                  Dickstein Shapiro Morin & Oshinsky
                  2101 L. Street, N.W.
                  Washington, D.C. 20037

                                           CROSS-REFERENCE SHEET

      This Amendment to the Registration Statement of the Star Funds, which is comprised of nine portfolios: (1) Star Tax-Free Money Market Fund, (2) Star Treasury Fund (a) Investment Shares and (b) Trust Shares, (3) Star Relative Value Fund (a) Investment Shares and (b) Trust Shares, (4) The Stellar Fund (a) Investment Shares and (b) Trust Shares, (5) Star U.S. Government Income Fund, (6) Star Capital Appreciation Fund, (7) Star Strategic Income Fund, (8) Star Growth Equity Fund (a) Investment Shares and (b) Trust Shares, and (9) The Stellar Insured Tax-Free Bond Fund. This filing relates only to the new class of shares (Trust Shares) being added to Star Relative Value Fund and Star Growth Equity Fund and is comprised of the following:

PART A.         INFORMATION REQUIRED IN A PROSPECTUS.


                                                              Prospectus Heading

                                                              (RULE 404(C) CROSS REFERENCE)


Item 1.           COVER PAGE..................................(1-9) Cover Page.
                  ----------

Item 2.           SYNOPSIS                                    (1-9) Synopsis; (1-9) Summary of Fund

                               Expenses.

Item 3.           CONDENSED FINANCIAL

                  INFORMATION                                 (1-8) Financial Highlights; (1-9)
                                                              Performance Information.

Item 4.           GENERAL DESCRIPTION OF

                  REGISTRANT                                  (1-9) Objective and Investment
                                                              Policies of Each Fund; (1-2) Common
                                                              Investment Techniques of the Funds;
                                                              (3-9) Portfolio Investments and
                                                              Strategies; (3-8) Additional Risk
                                                              Considerations; (1-9) Investment
                                                              Limitations.

Item 5.           MANAGEMENT OF THE TRUST                     (1-9) Star Funds Information; (1-9)

                  -----------------------

                                                              Management
                                                              of the
                                                              Trust;
                                                              (1-9)
                                                              Distribution
                                                              of Fund
                                                              Shares;
                                                              (1,
                                                              2(a),
                                                              3(a),
                                                              4(a),
                                                              5-7,8(a),9)
                                                              Distribution
                                                              Plan;
                                                              (1-9)
                                                              Administration
                                                              of the
                                                              Funds;
                                                              (2(b))
                                                              Expenses
                                                              of the
                                                              Treasury
                                                              Fund and
                                                              Trust
                                                              Shares;
                                                              (3-9)
                                                              Brokerage
                                                              Transactions.


Item 6.           CAPITAL STOCK AND OTHER

                  SECURITIES                                  (1-2) Dividends; (1-2) Capital Gains; (3-9)

                  ----------

                                                              Dividends
                                                              and
                                                              Capital
                                                              Gains;
                                                              (1-9)
                                                              Shareholder
                                                              Information;
                                                              (1-9)
                                                              Voting
                                                              Rights;
                                                              (1-9)
                                                              Effect
                                                              of
                                                              Banking
                                                              Laws;
                                                              (1-9)
                                                              Tax
                                                              Information;
                                                              (1-9)
                                                              Federal
                                                              Income
                                                              Tax;(1)
                                                              Tax-Free
                                                              Money
                                                              Market
                                                              Fund
                                                              Additional
                                                              Tax
                                                              Information;.(9)
                                                              The
                                                              Stellar
                                                              Bond
                                                              Fund-Additional
                                                              Federal
                                                              Income
                                                              Tax
                                                              Information;
                                                              (1-9)
                                                              State
                                                              and
                                                              Local
                                                              Taxes.

Item 7.           PURCHASE OF SECURITIES

                  BEING OFFERED                               (1-9) Net Asset Value; (1-9) Investing in

                  -------------
                                                              the
                                                              Funds;
                                                              (1-9)
                                                              Share
                                                              Purchases;
                                                              (1-9)
                                                              Minimum
                                                              Investment
                                                              Required;
                                                              (1-9)
                                                              What
                                                              Shares
                                                              Cost;
                                                              (3-9)
                                                              Systematic
                                                              Investment
                                                              Plan;
                                                              (3(a),4(a),5,6,9)
                                                              Reducing
                                                              the
                                                              Sales
                                                              Charge;
                                                              (1-9)
                                                              Exchanging
                                                              Securities
                                                              for Fund
                                                              Shares;
                                                              (1-9)
                                                              Certificates
                                                              and
                                                              Confirmations;
                                                              (1-2)
                                                              Shareholder
                                                              Service
                                                              Organizations;
                                                              (3-9)
                                                              Frequent
                                                              Investor
                                                              Program;
                                                              (1-9)
                                                              Exchange
                                                              Privilege.

Item 8.           REDEMPTION OR REPURCHASE                    (1-9) Redeeming Shares; (1-2) Checkwriting

                  ------------------------
                                                              Privilege; (3-9) Systematic Withdrawal Plan;
                                                              (7,8(a)) Contingent Deferred Sales Charge;
                                                              (7,8(a)) Elimination of Contingent Deferred
                                                              Sales Charge;      (1-9) Accounts with Low

                               Balances.

Item 9.           PENDING LEGAL PROCEEDINGS                   None.


PART B.         INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.          COVER PAGE..................................(1-9) Cover Page.
                  ----------

Item 11.          TABLE OF CONTENTS                           (1-9) Table of Contents.

Item 12.          GENERAL INFORMATION AND

                  HISTORY.....................................(1-9) General Information About the Fund;
                                                              (1-9) Investment Limitations.

Item 13.          INVESTMENT OBJECTIVES AND

                  POLICIES....................................(1-9) Investment Objective(s) and Policies.

Item 14.          MANAGEMENT OF THE FUND                      (1-9) Star Funds Management.

Item 15.          CONTROL PERSONS AND PRINCIPAL

                  HOLDERS OF SECURITIES                       (1-9) Fund Ownership.

Item 16.          INVESTMENT ADVISORY AND OTHER

                  SERVICES....................................(1-9) Investment Advisory Services; (1-8)
                                                              Administrative Services; (9) Other Services;
                                                              (1-8) Custodian.

Item 17.          BROKERAGE ALLOCATION                        (1-9) Brokerage Transactions.

Item 18.          CAPITAL STOCK AND OTHER

                  SECURITIES..................................Not applicable.

Item 19.          PURCHASE, REDEMPTION AND

                  PRICING OF SECURITIES

                  BEING OFFERED...............................(1-9) Purchasing Shares; (1-9) Exchange
                                                              Privilege; (1-9) Determining Net Asset
                                                              Value; (1-9) Redeeming Shares; (1-9)
                                                              Redemption in Kind.

Item 20.          TAX STATUS..................................(1-9) Tax Status; (1-9) Yield; (1-2)
                  ----------
                                                              Effective Yield; (1,9) Tax-Equivalent Yield;
                                                              (1-9) Total Return.

Item 21.          UNDERWRITERS................................(1-8) Administrative Arrangements;
                  ------------
                                                              (1,2,3(a),4(a),5,6,7,8(a),9) Distribution

                                 Plan.

Item 22.          CALCULATION OF PERFORMANCE

                  DATA                                        (1-9) Performance Comparisons.

Item 23.          FINANCIAL STATEMENTS........................(1,2(a),3-9) Incorporated herein by
                  --------------------

                                                              reference
                                                              from the
                                                              Funds'
                                                              Annual
                                                              Reports
                                                              dated
                                                              November
                                                              30, 1996
                                                              ;2(b)to
                                                              be filed
                                                              by
                                                              amendment;
                                                              (1-8)
                                                              incorporated
                                                              herein
                                                              by
                                                              reference
                                                              from the
                                                              Funds'
                                                              Semi-Annual
                                                              Reports
                                                              dated
                                                              May 31,
                                                              1997;
                                                              and (9)
                                                              Incorporated
                                                              herein
                                                              by
                                                              reference
                                                              the July
                                                              11,
                                                              1997,
                                                              Semi-Annual
                                                              Report
                                                              and
                                                              Supplement
                                                              to
                                                              Prospectus
                                                              dated
                                                              March
                                                              31, 1997
                                                              (File
                                                              Nos.33-26915
                                                              and
                                                              811-5762).


[LOGO OF STAR FUNDS]

STOCK AND
BOND FUNDS

COMBINED
PROSPECTUS

Portfolios of the Star Funds,
an Open-End, Management Investment Company

Dated March 31, 1997
(Revised August 18, 1997)

Star U.S. Government Income Fund

Star Strategic Income Fund

The Stellar Fund

The Stellar Insured Tax-Free Bond Fund

Star Relative Value Fund

Star Growth Equity Fund

Star Capital Appreciation Fund

STAR FUNDS
STOCK AND BOND FUNDS

PROSPECTUS

The shares offered by this prospectus represent interests in the Stock and Bond Funds (individually referred to as a "Fund" or collectively as the "Funds") of the Star Funds (the "Trust"), an open-end management investment company (a mutual fund). The Trust consists of eight separate diversified investment portfolios and one non-diversified investment portfolio, each having a distinct investment objective and policies. This prospectus relates only to the following Stock and Bond Funds of the Trust:

      Stock and Bond Funds

              . Star U.S. Government Income Fund
              . Star Strategic Income Fund
              . The Stellar Fund
              . The Stellar Insured Tax-Free Bond Fund
              . Star Relative Value Fund
              . Star Growth Equity Fund
              . Star Capital Appreciation Fund

This prospectus contains the information you should read and know before you invest in any of the Stock and Bond Funds of the Trust.

Keep this prospectus for future reference.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF STAR BANK, N.A., OR ITS AFFILIATES, ARE NOT ENDORSED OR GUARANTEED BY STAR BANK, N.A., OR ITS AFFILIATES, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AND MAY INVOLVE SALES CHARGES AND OTHER FEES.



The Trust has also filed a separate Statement of Additional Information for each Fund dated March 31, 1997 (Revised August 18,
1997), with the Securities and Exchange Commission ("SEC"). The information contained in each Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge, or obtain other information or make inquiries about a Fund by writing to the Fund or by calling 1-800-677-FUND. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding each Fund are maintained electronically with the SEC at Internet Web site (http://www.sec.gov).



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE

CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated March 31, 1997

(Revised August 18, 1997)

TABLE OF CONTENTS

--------------------------------------------------------------------------------

SYNOPSIS                            1

-------------------------------------


 Risk Factors                  2



SUMMARY OF FUND EXPENSES       4

-------------------------------------


FINANCIAL HIGHLIGHTS           8

-------------------------------------


INVESTMENT OBJECTIVE AND POLICIES OF
EACH FUND                     15

-------------------------------------


 U.S. Government Income Fund  15



 Strategic Income Fund        16



 The Stellar Fund             20



 Special Risk Considerations  21



 The Stellar Insured Tax-Free Bond
 Fund                         22



 Municipal Bond Insurance     24



 Relative Value Fund          27



 Growth Equity Fund           28



 Capital Appreciation Fund    29



PORTFOLIO INVESTMENTS AND
STRATEGIES                    29

-------------------------------------


 Additional Risk Considerations    35



INVESTMENT LIMITATIONS        35

-------------------------------------


 Borrowing Money              35



 Diversification              36



 Investing in New Issuers     36



 Acquiring Securities         36



STAR FUNDS INFORMATION        36

-------------------------------------


 Management of the Trust      36



 Distribution of Fund Shares  38



 Administration of the Funds  39



 Brokerage Transactions       39



NET ASSET VALUE               40

-------------------------------------


INVESTING IN THE FUNDS        40

-------------------------------------


 Minimum Investment Required  40



 What Shares Cost             40



 Reducing the Sales Charge    41



 Systematic Investment Plan   42



 Share Purchases              42



 Frequent Investor Program    43



 Certificates and Confirmations    43

 Dividends and Capital Gains  43



EXCHANGE PRIVILEGE            43

-------------------------------------


 Exchanging Shares of U.S.
   Government Income Fund, The
   Stellar Fund, The Stellar Tax-
   Free Bond Fund, Relative Value
   Fund and Capital Appreciation
   Fund                       43



 Exchanging Shares of Strategic
   Income Fund and Growth Equity
   Fund                       44



 Exchange-by-Telephone        44



 Other Matters Affecting the
   Exchange Privilege         44



REDEEMING SHARES              44

-------------------------------------


 Contingent Deferred Sales Charge  45



 Elimination of Contingent Deferred
  Sales Charge                46



 Systematic Withdrawal Plan   46



 Accounts with Low Balances   47

SHAREHOLDER INFORMATION       47

-------------------------------------


 Voting Rights                47



EFFECT OF BANKING LAWS        47

-------------------------------------


TAX INFORMATION               48

-------------------------------------


 Federal Income Tax           48



  The Stellar Tax-Free Bond Fund--
  Additional Federal Income  Tax

 Information                  48



 State and Local Taxes        48



PERFORMANCE INFORMATION       48

-------------------------------------


ADDRESSES                     50

-------------------------------------



SYNOPSIS

-------------------------------------------------------------------------------

The Trust, an open-end, management investment company, was established as a Massachusetts business trust under a Declaration of Trust dated January 23, 1989. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes.

This prospectus relates only to the shares of the Stock and Bond Funds of the Trust. The Stock and Bond Funds are designed primarily for customers, correspondents, or affiliates of Star Bank, N.A.

As of the date of this prospectus, shares of the Stock and Bond Funds are offered in the following seven Funds:

  . Star U.S. Government Income Fund ("U.S. Government Income Fund")--seeks to provide current income. Capital appreciation is a secondary objective. U.S. Government Income Fund pursues these objectives by investing primarily in securities issued or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities.

  .Star Strategic Income Fund ("Strategic Income Fund")--seeks to generate high current income. Strategic Income Fund pursues this objective by investing approximately 40% of the Fund's assets in a core asset group of U.S. government and corporate fixed income securities, and the remainder of the Fund's assets in international bonds, real estate investment trusts, domestic equity securities, money market securities, and the following structured fixed income securities: mortgage-backed securities, collateralized mortgage obligations ("CMOs"), adjustable rate mortgage securities ("ARMS"), and asset-backed securities.

  .The Stellar Fund--seeks to maximize total return, a combination of dividend income and capital appreciation. The Stellar Fund pursues this objective by investing in the following security categories: domestic equity securities, domestic fixed income securities, international securities (equity and fixed income), real estate securities, precious metal securities, and money market securities. Shares of The Stellar Fund are offered in two separate classes:

   Investment Shares and Trust Shares.

  .The Stellar Insured Tax-Free Bond Fund ("The Stellar Tax-Free Bond
   Fund")--seeks to provide current income which is exempt from federal income tax. The Stellar Tax-Free Bond Fund pursues this investment objective by investing its assets in municipal securities so that at least 80% of its annual interest income is exempt from federal income tax including the federal alternative minimum tax.



  . Star Relative Value Fund ("Relative Value Fund")--seeks to obtain the highest total return, a combination of income and capital appreciation, as is consistent with reasonable risk. Relative Value Fund pursues this objective by investing primarily in equity securities. Shares of the Relative Value Fund are offered in two separate classes: Investment Shares and Trust Shares.



  . Star Growth Equity Fund ("Growth Equity Fund")--seeks to maximize capital appreciation. Growth Equity Fund pursues this objective by investing primarily in growth-oriented equity securities of U.S. companies. Shares of the Growth Equity Fund are offered in two separate classes: Investment Shares and Trust Shares.

  . Star Capital Appreciation Fund ("Capital Appreciation Fund")--seeks to maximize capital appreciation. Capital Appreciation Fund pursues this objective by investing primarily in equity securities of small to medium sized U.S. companies.



For information on how to purchase shares of any of the Stock or Bond Funds, please refer to "Investing in the Funds." A minimum initial investment of $1,000 ($25 for Star Bank Connections Group Banking customers and Star Bank employees and members of their immediate family) is required for each Fund. Trust Shares of The Stellar Fund, Relative Value Fund and Growth Equity Fund are sold and redeemed at net asset value. Shares of U.S. Government Income Fund, Capital Appreciation Fund, and The Stellar Tax-Free Bond Fund, and Investment Shares of The Stellar Fund and Relative Value Fund, are sold at net asset value plus an applicable sales charge and redeemed at net asset value. Shares of Strategic Income Fund and Investment Shares of Growth Equity Fund are sold at net asset value and are redeemed at net asset value less an applicable contingent deferred sales charge. Information on redeeming shares may be found under "Redeeming Shares." Star Bank, N.A. is the investment adviser to the Funds.

RISK FACTORS

Investors should be aware of the following general considerations: market values of fixed-income securities, which constitute a major part of the investments of several Funds, may vary inversely in response to change in prevailing interest rates. The foreign securities in which some Funds may invest may be subject to certain risks in addition to those inherent in U.S. investments. One or more Funds may make certain investments and employ certain investment techniques that involve other risks, including entering into repurchase agreements, lending portfolio securities, and entering into futures contracts and related options, entering into foreign currency transactions and forward foreign currency exchange contracts, borrowing money for investment purposes, and engaging in short-selling. These risks and those associated with investing in mortgage-backed securities, foreign securities, when-issued securities, variable rate securities, and equity securities are described under " Investment Objective and Policies of Each Fund" and "Portfolio Investments and Strategies."



                   [This Page Intentionally Left Blank]

                                       3

STAR STOCK AND BOND FUNDS
SUMMARY OF FUND EXPENSES

-------------------------------------------------------------------------------


                                          U.S. Gov't Strategic The Stellar Fund
                                            Income    Income   Trust  Investment

                                             Fund      Fund    Shares   Shares

                                          ---------- --------- ------ ----------

SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Load Imposed on Purchases

 (as a percentage of offering price)....    3.50%       None    None    4.50%
Maximum Sales Load Imposed on Reinvested
 Dividends (as a percentage of offering

 price).................................     None       None    None     None
Contingent Deferred Sales Charge (as a
 percentage of original purchase price
 or redemption proceeds, as applicable)

 (1)....................................     None      5.00%    None     None
Redemption Fee (as a percentage of
 amount redeemed, if applicable)........     None       None    None     None
Exchange Fee............................     None       None    None     None
ANNUAL OPERATING EXPENSES
(As a percentage of average net assets)

Management Fee..........................    0.60%      0.95%   0.95%    0.95%
12b-1 Fee...............................    0.00%      0.00%    None    0.25%
Total Other Expenses....................    0.32%      0.41%   0.45%    0.45%
  Shareholder Servicing Fees (2)...0.05%

    Total Operating Expenses............    0.92%      1.36%   1.40%    1.65%


(1) The contingent deferred sales charge is 5.00% in the first year, declining to 1.00% in the fifth year, and 0.00% thereafter. (See "Contingent

    Deferred Sales Charge.")



(2) The estimated management fee of the Stellar Insured Tax Free Bond Fund has been reduced to reflect the anticipated voluntary waiver by the investment adviser. The adviser can terminate this voluntary waiverat any time at its sole discretion. The maximum management fee is 0.75%.



(3) As of the date of this prospectus, the Funds (except for The Stellar Fund--Investment Shares, Relative Value Fund--Investment Shares and Growth Equity Fund--Investment Shares) are not paying or accruing 12b-1 fees. The Funds can pay up to 0.25% of average daily net assets as a 12b-1 fee to the distributor. Trust and investment agency clients of Star Bank or its affiliates will not be affected by the Plan because the Plan will not be activated unless and until a second "Trust" class of shares of the Funds (which would not have a 12b-1 Plan) is created and the trust and investment agency clients' investments in the Funds are converted to such Trust class. The Stellar Fund--Trust Shares, Relative Value Fund--Trust Shares, and Growth Equity Fund--Trust Shares are not subject to a 12b-1 Plan.



(4) The Funds can pay up to 0.25% of average daily net assets as a Shareholder Servicing Fee. For the foreseeable future, the Funds plan to limit the Shareholder Servicing Fee to 0.05% of average daily net assets.



(5) The Total Fund Operating Expenses in the table above for the Relative Value Fund--Trust Shares, Growth Equity Fund--Trust Shares, and The Stellar Insured Tax Free Bond Fund are based on expenses expected during the fiscal year ended November 30, 1997. The Total Fund Operating Expenses for The Stellar Tax Free Insured Bond Fund are estimated to be 1.05% absent the anticipated voluntary waiver described in footnote (2). The Total Operating Expenses in the table above for the Stellar Fund Trust Shares and Investment Shares are based on expenses expected during the fiscal year ending November 30, 1997. The total operating expenses were 1.39% and 1.66% for the Trust Shares and Investment Shares, respectively for the fiscal year ended November 30, 1996.



  The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Star Funds Information."

--------------------------------------------------------------------------------


     Relative Value Fund      Growth Equity Fund        Capital    The Stellar
    Trust       Investment    Trust     Investment   Appreciation  Tax-Free
    Shares        Shares     Shares       Shares         Fund      Bond Fund

  ----------  ------------  ---------  -----------  ------------ -----------
      None         4.50%       None         None     4.50%        4.50%
      None          None       None         None      None         None
      None          None       None        5.00%      None         None
      None          None       None         None      None         None
      None          None       None         None      None         None
     0.75%         0.75%      0.75%        0.75%     0.95%        0.50%
      None         0.25%       None        0.25%     0.00%        0.00%
     0.29%         0.29%      0.44%        0.44%     0.37%        0.30%
     1.04%         1.29%      1.19%        1.44%     1.32%        0.80%



    STAR STOCK AND BOND FUNDS



SUMMARY OF FUND EXPENSES--CONTINUED

-------------------------------------------------------------------------------


  LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGES PERMITTED UNDER THE RULES OF THE NATIONAL

ASSOCIATION OF SECURITIES DEALERS, INC.


EXAMPLE

--------


You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return, (2) redemption at the end of each time period; and (3) payment of the maximum sales load.


                                          U.S. Gov't Strategic The Stellar Fund
                                            Income    Income   Trust  Investment

                                             Fund      Fund    Shares   Shares

                                          ---------- --------- ------ ----------
1 Year...................................    $ 44      $ 66     $ 14     $ 61
3 Year...................................    $ 63      $ 76     $ 44     $ 95
5 Year...................................    $ 84      $ 86     $ 77     $131
10 Year                                      $144      $164     $168     $232

You would pay the following expenses on the same investment, assuming no redemption.


                                          U.S. Gov't Strategic The Stellar Fund
                                            Income    Income   Trust  Investment

                                             Fund      Fund    Shares   Shares

                                          ---------- --------- ------ ----------
1 Year...................................    $ 44      $ 14     $ 14     $ 61
3 Year...................................    $ 63      $ 43     $ 44     $ 95
5 Year...................................    $ 84      $ 74     $ 77     $131
10 Year..................................    $144      $164     $168     $232


  THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

--------------------------------------------------------------------------------


 Relative Value Fund      Growth Equity Fund        Capital    The Stellar
 Trust       Investment    Trust     Investment   Appreciation  Tax-Free
 Shares        Shares     Shares       Shares         Fund      Bond Fund

----------  ------------  ---------  -----------  ------------ -----------
  $ 11          $ 58        $ 12         $ 66         $ 58        $ 53
  $ 33          $ 84        $ 38         $ 79         $ 85        $ 69
  $ 57          $113        $ 65         $ 91         $114         n/a
  $127          $194        $144         $172         $197         n/a
  $ 11          $ 58        $ 12         $ 15         $ 58        $ 53
  $ 33          $ 84        $ 38         $ 46         $ 85        $ 69
  $ 57          $113        $ 65         $ 79         $114         n/a
  $127          $194        $144         $172         $197         n/a

STAR U.S. GOVERNMENT INCOME FUND
FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Arthur Andersen LLP, the Fund's independent public accountants. Their report, dated January 10, 1997, on the Fund's Financial Statements for the year ended November 30, 1996, and on the following table for each of the periods presented, is included in the Fund's Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Fund's Financial Statements and notes thereto, contained in the Fund's Annual Report, which may be obtained from the Fund.


                                             YEAR ENDED NOVEMBER 30,

                                        -------------------------------------
                                          1996      1995     1994     1993(A)
--------------------------------------  --------  --------  -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD      $ 9.98    $ 9.24   $10.25    $10.00
--------------------------------------
INCOME FROM INVESTMENT OPERATIONS

--------------------------------------
 Net investment income                      0.57      0.60     0.55      0.51
--------------------------------------
 Net realized and unrealized gain

 (loss) on investments                     (0.15)     0.74    (0.90)     0.25
--------------------------------------  --------  --------  -------   -------
 Total from investment operations           0.42      1.34    (0.35)     0.76
--------------------------------------  --------  --------  -------   -------
LESS DISTRIBUTIONS

--------------------------------------
 Distributions from net investment in-

 come                                      (0.57)    (0.60)   (0.55)    (0.51)
--------------------------------------
 Distributions from net realized gain

 on investments                               --        --    (0.11)       --
--------------------------------------  --------  --------  -------   -------
 Total distributions                       (0.57)    (0.60)   (0.66)    (0.51)
--------------------------------------  --------  --------  -------   -------
NET ASSET VALUE, END OF PERIOD            $ 9.83    $ 9.98   $ 9.24    $10.25
--------------------------------------  --------  --------  -------   -------
TOTAL RETURN (B)                            4.46%    14.90%   (3.53%)    7.63%
--------------------------------------
RATIOS TO AVERAGE NET ASSETS

--------------------------------------
 Expenses                                   0.92%     0.92%    0.97%     1.12%*
--------------------------------------
 Net investment income                      5.88%     6.23%    5.87%     5.55%*
--------------------------------------
 Expense waiver/reimbursement (c)             --        --     0.03%     0.30%*
--------------------------------------
SUPPLEMENTAL DATA

--------------------------------------
 Net assets, end of period (000 omit-

 ted)                                   $138,874  $109,666  $87,924   $44,187
--------------------------------------
 Portfolio turnover                          158%      236%     148%      105%
--------------------------------------

* Computed on an annualized basis.

(a) Reflects operations for the period from January 5, 1993 (date of initial public investment) to November 30, 1993. For the period from November 23, 1992 (start of business) to January 4, 1993, all income was distributed to the Administrator.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report dated November 30, 1996, which can be obtained free of charge.

STAR STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Arthur Andersen LLP, the Fund's independent public accountants. Their report, dated January 10, 1997, on the Fund's Financial Statements for the year ended November 30, 1996, and on the following table for each of the periods presented, is included in the Fund's Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Fund's Financial Statements and notes thereto, contained in the Fund's Annual Report, which may be obtained from the Fund.


                              YEAR ENDED

                             NOVEMBER 30,

                                                          ----------------
                                                            1996   1995(A)

--------------------------------------------------------  -------- -------
NET ASSET VALUE, BEGINNING OF PERIOD                       $10.53  $10.00

--------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS

--------------------------------------------------------
 Net investment income                                       0.73    0.69
--------------------------------------------------------
 Net realized and unrealized gain (loss) on investments     (0.04)   0.55
--------------------------------------------------------   ------  ------
 Total from investment operations                            0.69    1.24
--------------------------------------------------------   ------  ------
LESS DISTRIBUTIONS

--------------------------------------------------------
 Distributions from net investment income                   (0.72)  (0.67)
--------------------------------------------------------
 Distributions from net realized gain on investments           --   (0.04)
--------------------------------------------------------
 Distributions in excess of net realized gain on invest-
 ments                                                         --   (0.00)**
--------------------------------------------------------   ------  ------
 Total distributions                                        (0.72)  (0.71)
--------------------------------------------------------   ------  ------
NET ASSET VALUE, END OF PERIOD                             $10.50  $10.53
--------------------------------------------------------   ------  ------
TOTAL RETURN (B)                                             6.99%  12.71%
--------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS

--------------------------------------------------------
 Expenses                                                    1.36%   1.47%*
--------------------------------------------------------
 Net investment income                                       7.26%   7.41%*
--------------------------------------------------------
 Expense waiver/reimbursement (c)                              --    0.10%*
--------------------------------------------------------
SUPPLEMENTAL DATA

--------------------------------------------------------
 Net assets, end of period (000 omitted)                   $110,775 $47,513
--------------------------------------------------------
 Average commission rate paid                              $0.0043      --
--------------------------------------------------------
 Portfolio turnover                                           201%    258%
--------------------------------------------------------

* Computed on an annualized basis.

** Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principals. These distributions did not represent a return of capital for federal income tax purposes for the year ended November 30, 1995.

(a) Reflects operations for the period from December 12, 1994 (date of initial public investment) to November 30, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report dated November 30, 1996, which can be obtained free of charge.

THE STELLAR FUND

FINANCIAL HIGHLIGHTS--INVESTMENT SHARES

-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Arthur Andersen LLP, the Fund's independent public accountants. Their report, dated January 10, 1997, on the Fund's Financial Statements for the year ended November 30, 1996, and on the following table for each of the periods presented, is included in the Fund's Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Fund's Financial Statements and notes thereto, contained in the Fund's Annual Report, which may be obtained from the Fund.


                                      YEAR ENDED NOVEMBER 30,

                          -------------------------------------------------------
                           1996     1995     1994      1993       1992    1991(A)
------------------------  -------  -------  -------   -------    -------  -------
NET ASSET VALUE, BEGIN-

 NING OF PERIOD            $12.17   $10.90   $11.34    $10.52     $ 9.80   $10.00
------------------------
INCOME FROM INVESTMENT

 OPERATIONS

------------------------
 Net investment income       0.34     0.34     0.29      0.24       0.29     0.05
------------------------
 Net realized and
 unrealized gain (loss)

 on investments              1.62     1.33    (0.41)     0.99       0.74    (0.25)
------------------------  -------  -------  -------   -------    -------  -------
 Total from investment

 operations                  1.96     1.67    (0.12)     1.23       1.03    (0.20)
------------------------  -------  -------  -------   -------    -------  -------
LESS DISTRIBUTIONS

------------------------
 Distributions from net

 investment income          (0.34)   (0.35)   (0.24)    (0.28)     (0.31)      --
------------------------
 Distributions in excess
 of net investment

 income                        --       --       --     (0.03)**      --       --
------------------------
 Distributions from net
 realized gain on

 investments                (0.20)   (0.05)   (0.08)    (0.10)        --       --
------------------------  -------  -------  -------   -------    -------  -------
 Total distributions        (0.54)   (0.40)   (0.32)    (0.41)     (0.31)      --
------------------------  -------  -------  -------   -------    -------  -------
NET ASSET VALUE, END OF

 PERIOD                    $13.59  $ 12.17   $10.90    $11.34     $10.52   $ 9.80
------------------------  -------  -------  -------   -------    -------  -------
TOTAL RETURN (B)            16.64%   15.67%   (1.22%)   11.99%     10.68%   (2.00%)
------------------------
RATIOS TO AVERAGE NET

 ASSETS

------------------------
 Expenses                    1.66%    1.65%    1.55%     1.45%      1.53%    1.44%*
------------------------
 Net investment income       2.76%    2.98%    2.32%     1.87%      3.03%    5.32%*
------------------------
 Expense
 waiver/reimbursement

 (c)                           --       --     0.12%     0.25%      0.33%    0.29%*
------------------------
SUPPLEMENTAL DATA

------------------------
 Net assets, end of pe-

 riod (000 omitted)       $50,094  $48,902  $50,648   $73,197    $35,544  $13,942
------------------------
 Portfolio turnover            65%     104%      79%       87%        98%      18%
------------------------
 Average commission rate

 paid                     $0.0671       --       --        --         --       --
------------------------

* Computed on an annualized basis.

** Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions did not represent a return of capital for federal income tax purposes for the year ended November 30, 1995.

(a) Reflects operations for the period from October 18, 1991 (date of initial public investment) to November 30, 1991. For the period from July 30, 1991 (start of business) to October 17, 1991, all income was distributed to the administrator.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report dated November 30, 1996, which can be obtained free of charge.

THE STELLAR FUND
FINANCIAL HIGHLIGHTS--TRUST SHARES

-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Arthur Andersen LLP, the Fund's independent public accountants. Their report, dated January 10, 1997, on the Fund's Financial Statements for the year ended November 30, 1996, and on the following table for each of the periods presented, is included in the Fund's Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Fund's Financial Statements and notes thereto, contained in the Fund's Annual Report, which may be obtained from the Fund.


                                                        YEAR ENDED

                                                       NOVEMBER 30,

                                                  -------------------------
                                                   1996     1995    1994(A)
------------------------------------------------  -------  -------  -------
NET ASSET VALUE, BEGINNING OF PERIOD               $12.17   $10.90   $11.34

------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS

------------------------------------------------
 Net investment income                               0.37     0.38     0.21
------------------------------------------------
 Net realized and unrealized gain (loss) on in-

 vestments                                           1.62     1.32    (0.48)
------------------------------------------------   ------   ------  -------
 Total from investment operations                    1.99     1.70    (0.27)
------------------------------------------------   ------   ------  -------
LESS DISTRIBUTIONS

------------------------------------------------
 Distributions from net investment income           (0.37)   (0.38)   (0.17)
------------------------------------------------
 Distributions from net realized gain on invest-

 ments                                              (0.20)   (0.05)    --
------------------------------------------------  -------  -------    -----
 Total distributions                                (0.57)   (0.43)   (0.17)
------------------------------------------------   ------   ------  -------
NET ASSET VALUE, END OF PERIOD                     $13.59   $12.17   $10.90
------------------------------------------------   ------   ------   ------
TOTAL RETURN (B)                                    16.94%   15.97%   (1.81%)
------------------------------------------------
RATIOS TO AVERAGE NET ASSETS

------------------------------------------------
 Expenses                                            1.39%    1.40%    1.43%*
------------------------------------------------
 Net investment income                               2.85%    3.23%    3.57%*
------------------------------------------------
 Expense waiver/reimbursement                          --       --       --*
------------------------------------------------
SUPPLEMENTAL DATA

------------------------------------------------
 Net assets, end of period (000 omitted)          $67,047  $64,754  $60,822
------------------------------------------------
 Portfolio turnover                                    65%     104%      79%
------------------------------------------------
 Average commission rate paid                     $0.0671       --       --
------------------------------------------------

* Computed on an annualized basis.

(a) Reflects operations for the period from April 11, 1994 (date of initial public investment) to November 30, 1994. For the period from April 5, 1994 (start of business) to April 10, 1994, all income was distributed to the administrator.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

Further information about the Fund's performance is contained in the Fund's Annual Report dated November 30, 1996, which can be obtained free of charge.

STAR RELATIVE VALUE FUND



FINANCIAL HIGHLIGHTS--INVESTMENT SHARES

-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Arthur Andersen LLP, the Fund's independent public accountants. Their report, dated January 10, 1997, on the Fund's Financial Statements for the year ended November 30, 1996, and on the following table for each of the periods presented, is included in the Fund's Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Fund's Financial Statements and notes thereto, contained in the Fund's Annual Report, which may be obtained from the Fund.


                                       YEAR ENDED NOVEMBER 30,

                          -------------------------------------------------------
                            1996      1995     1994      1993     1992    1991(A)
------------------------  --------  --------  -------   -------  -------  -------
NET ASSET VALUE, BEGIN-

 NING OF PERIOD             $15.02    $11.36   $11.80    $10.52   $ 9.43   $10.00
------------------------
INCOME FROM INVESTMENT

 OPERATIONS

------------------------
 Net investment income        0.27      0.29     0.23      0.20     0.30     0.22
------------------------
 Net realized and
 unrealized gain

 (loss) on investments        4.01      3.65    (0.40)     1.30     1.12    (0.66)
------------------------  --------  --------  -------   -------  -------  -------
 Total from investment

 operations                   4.28      3.94    (0.17)     1.50     1.42    (0.44)
------------------------  --------  --------  -------   -------  -------  -------
LESS DISTRIBUTIONS

------------------------
 Distributions from net

 investment income           (0.26)    (0.28)   (0.23)    (0.22)   (0.33)   (0.13)
------------------------
 Distributions from net
 realized

 gain on investments         (0.01)       --    (0.04)       --       --       --
------------------------  --------  --------  -------   -------  -------  -------
 Total distributions         (0.27)    (0.28)   (0.27)    (0.22)   (0.33)   (0.13)
------------------------  --------  --------  -------   -------  -------  -------
NET ASSET VALUE, END OF

 PERIOD                     $19.03    $15.02   $11.36    $11.80   $10.52   $ 9.43
------------------------  --------  --------  -------   -------  -------  -------
TOTAL RETURN (B)             28.86%    35.10%   (1.54%)   14.47%   15.39%   (4.31%)
------------------------
RATIOS TO AVERAGE NET

 ASSETS

------------------------
 Expenses                     1.04%     1.06%    1.15%     1.19%    0.47%    0.40%*
------------------------
 Net investment income        1.71%     2.17%    2.02%     1.79%    3.01%    4.75%*
------------------------
 Expense
 waiver/reimbursement

 (c)                            --        --       --      0.31%    1.00%    0.93%*
------------------------
SUPPLEMENTAL DATA

------------------------
 Net assets, end of pe-

 riod (000 omitted)       $215,843  $131,979  $74,094   $49,701  $38,154  $33,015
------------------------
 Average commission rate

 paid                      $0.0905        --       --        --       --       --
------------------------
 Portfolio turnover             16%       24%      30%       59%      45%      38%
------------------------

*Computed on an annualized basis.

(a) Reflects operations for the period from June 5, 1991 (date of initial public investment) to November 30, 1991. For the period from January 31, 1989 (start of business) to June 4, 1991, all income was distributed to the Administrator.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



The Trust Shares class of the Fund was not effective until August 18,
1997.      Further information about the Fund's performance is
contained in the Fund's Annual Report dated November 30, 1996, which can be obtained free of charge.

STAR GROWTH EQUITY FUND



FINANCIAL HIGHLIGHTS--INVESTMENT SHARES

-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Arthur Andersen LLP, the Fund's independent public accountants. Their report, dated January 10, 1997, on the Fund's Financial Statements for the year ended November 30, 1996, and on the following table for each of the periods presented, is included in the Fund's Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Fund's Financial Statements and notes thereto, contained in the Fund's Annual Report, which may be obtained from the Fund.


                              YEAR ENDED

                             NOVEMBER 30,

                                                         ----------------
                                                          1996    1995(A)

-------------------------------------------------------  -------  -------
NET ASSET VALUE, BEGINNING OF PERIOD                      $12.70   $10.00

-------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS

-------------------------------------------------------
 Net investment income                                      0.17     0.24
-------------------------------------------------------
 Net realized and unrealized gain (loss) on investments     3.12     2.67
-------------------------------------------------------  -------  -------
 Total from investment operations                           3.29     2.91
-------------------------------------------------------  -------  -------
LESS DISTRIBUTIONS

-------------------------------------------------------
 Distributions from net investment income                  (0.16)   (0.21)
-------------------------------------------------------
 Distributions from net realized gain on investments       (0.66)      --
-------------------------------------------------------  -------  -------
 Total distributions                                       (0.82)   (0.21)
-------------------------------------------------------  -------  -------
NET ASSET VALUE, END OF PERIOD                            $15.17   $12.70
-------------------------------------------------------  -------  -------
TOTAL RETURN (B)                                           27.34%   29.44%
-------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS

-------------------------------------------------------
 Expenses                                                   1.19%    1.17%*
-------------------------------------------------------
 Net investment income                                      1.31%    2.00%*
-------------------------------------------------------
 Expense waiver/reimbursement (c)                             --     0.03%*
-------------------------------------------------------
SUPPLEMENTAL DATA

-------------------------------------------------------
 Net assets, end of period (000 omitted)                 $85,311  $48,699
-------------------------------------------------------
 Average commission rate paid                            $0.0007       --
-------------------------------------------------------
 Portfolio turnover                                           96%     171%
-------------------------------------------------------

* Computed on an annualized basis.

(a) Reflects operations for the period from December 12, 1994 (date of initial public investment) to November 30, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



The Trust Shares class of the Fund was not effective until August 18,
1997.      Further information about the Fund's performance is
contained in the Fund's Annual Report dated November 30, 1996, which can be obtained free of charge.

STAR CAPITAL APPRECIATION FUND
FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Arthur Andersen LLP, the Fund's independent public accountants. Their report, dated January 10, 1997, on the Fund's Financial Statements for the year ended November 30, 1996, and on the following table for each of the periods presented, is included in the Fund's Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Fund's Financial Statements and notes thereto, contained in the Fund's Annual Report, which may be obtained from the Fund.


                                                       YEAR ENDED

                                                      NOVEMBER 30,

                                                 ----------------------------
                                                  1996      1995      1994(A)
-----------------------------------------------  -------   -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD              $11.82    $10.15     $10.00

-----------------------------------------------
INCOME FROM INVESTMENT OPERATIONS

-----------------------------------------------
 Net investment income                             (0.03)     0.03         --
-----------------------------------------------
 Net realized and unrealized gain (loss) on in-

 vestments                                          1.05      1.72       0.15
-----------------------------------------------  -------   -------    -------
 Total from investment operations                   1.02      1.75       0.15
-----------------------------------------------  -------   -------    -------
LESS DISTRIBUTIONS

-----------------------------------------------
 Distributions from net investment income             --     (0.04)        --
-----------------------------------------------
 Distributions in excess of net investment in-

 come                                                 --     (0.00)**      --
-----------------------------------------------
 Distributions from net realized gain on in-

 vestments                                         (0.29)    (0.04)        --
-----------------------------------------------  -------   -------    -------
 Total distributions                               (0.29)    (0.08)        --
-----------------------------------------------  -------   -------    -------
NET ASSET VALUE, END OF PERIOD                    $12.55    $11.82     $10.15
-----------------------------------------------  -------   -------    -------
TOTAL RETURN (B)                                    8.95%    17.35%      1.50%
-----------------------------------------------
RATIOS TO AVERAGE NET ASSETS

-----------------------------------------------
 Expenses                                           1.32%     1.47%      1.58%*
-----------------------------------------------
 Net investment income                             (0.24)%    0.28%      0.08%*
-----------------------------------------------
 Expense waiver/reimbursement (c)                     --      0.01%      0.10%*
-----------------------------------------------
SUPPLEMENTAL DATA

-----------------------------------------------
 Net assets, end of period (000 omitted)         $79,163   $56,430    $30,013
-----------------------------------------------
 Average commission rate paid                    $0.0703        --         --
-----------------------------------------------
 Portfolio turnover                                  174%      144%        36%
-----------------------------------------------

* Computed on an annualized basis.

** Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions did not represent a return of capital for federal income tax purposes for the year ended November 30, 1995.

(a) Reflects operations for the period from June 13, 1994 (date of initial public investment) to November 30, 1995.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report dated November 30, 1996, which can be obtained free of charge.



INVESTMENT OBJECTIVE AND POLICIES OF EACH FUND

-------------------------------------------------------------------------------

The investment objective and investment policies of each Fund appear below. The investment objective of a Fund cannot be changed without the approval of holders of a majority of that Fund's shares. While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus. Unless indicated otherwise, the investment policies of a Fund may be changed by the Trustees without approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

Additional information about investment limitations, strategies that one or more Funds may employ, and certain investment policies mentioned below, including convertible securities, zero coupon securities, options and futures, mortgage-backed securities, ARMS, CMOs, asset-backed securities, repurchase agreements, lending of portfolio securities, when-issued and delayed delivery transactions, restricted and illiquid securities, investing in securities of other investment companies, additional risk considerations and derivative contracts and securities appear in the "Portfolio Investments and Strategies" section of this prospectus.

U.S. GOVERNMENT INCOME FUND

The primary investment objective of U.S. Government Income Fund is current income. Capital appreciation is a secondary objective.

Under normal circumstances, the Fund pursues its investment objectives by investing at least 65% of the value of its total assets in securities issued or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities. For purposes of this 65% statement, the Fund will consider CMOs issued by U.S. government agencies or instrumentalities to be U.S. government securities. Additionally, up to 35% of the value of the Fund's total assets may be invested in investment-grade corporate debt obligations, commercial paper, time and savings deposits, and debt securities of foreign issuers.

ACCEPTABLE INVESTMENTS. The types of government securities in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

  . the full faith and credit of the U.S. Treasury;
  . the issuer's right to borrow from the U.S. Treasury;

  . the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or

  . the credit of the agency or instrumentality issuing the obligations.

  Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:

  . Federal Home Loan Banks;
  . Federal Home Loan Mortgage Corporation;

  . Federal Farm Credit Banks;
  . Student Loan Marketing Association; and
  . Federal National Mortgage Association.

The Fund may invest in CMOs, mortgage-backed securities, asset-backed securities, ARMS, and repurchase agreements. See "Portfolio Investments and

Strategies."

OTHER ACCEPTABLE INVESTMENTS. Up to 35% of the value of the Fund's total assets may be invested in the following investments:

  .domestic issues of corporate debt obligations having floating or fixed rates of interest and rated at the time of purchase in one of the four highest categories by a nationally recognized statistical rating organization [rated Baa or better by Moody's Investors Service, Inc. ("Moody's"), or BBB or better by Standard & Poor's Ratings Group ("S&P") or Fitch Investors Service, Inc. ("Fitch")] or which, if unrated, are of comparable quality in the judgment of the Fund's investment adviser;

  . commercial paper which matures in 270 days or less and is rated Prime-1 or Prime-2 by Moody's, A-1 or A-2 by S&P, or F-1 or F-2 by Fitch;

  .time and savings deposits (including certificates of deposit) in commercial or savings banks whose accounts are insured by the Bank Insurance Fund ("BIF") which is administered by the Federal Deposit Insurance Corporation ("FDIC"), or the Savings Association Insurance Fund ("SAIF"), which is also administered by the FDIC. These may include certificates of deposit and other time deposits issued by foreign branches of FDIC insured banks, and banker's acceptances; and

  .debt securities of foreign governments, foreign governmental agencies or supranational institutions. In addition, the Fund will also invest in investment quality debt securities issued by foreign corporations. These securities will be rated in one of the four highest rating categories by the above-mentioned nationally recognized statistical rating organizations, or, if unrated, will be of comparable quality in the judgment of the adviser. (The Fund may not invest more than 5% of its assets in foreign debt securities).

CERTAIN OTHER PORTFOLIO STRATEGIES. The Fund may also invest or engage in restricted and illiquid securities, when-issued and delayed delivery transactions, options and futures transactions, the lending of portfolio securities and investment in other investment companies. See "Portfolio

Investments and Strategies."

STRATEGIC INCOME FUND

The investment objective of Strategic Income Fund is to generate high current income. The Fund pursues this investment objective by investing in a core asset group of U.S. government and corporate fixed income securities, and the following satellite categories: international securities, real estate investment trusts, domestic equity securities, money market securities, and the following structured fixed income securities: mortgage-backed securities, CMOs, ARMS, and asset-backed securities.

The Fund pursues its investment objective by investing approximately 40% of its assets in U.S. government and corporate fixed income securities, and 0%- 20% of its assets in each of the satellite categories listed above. Overall, the Fund will invest at least 65% of its assets in income producing securities. The Fund's adviser believes (but can give no assurance) that by spreading the investment portfolio across multiple securities categories, the Fund can reduce the impact of drastic market movements affecting any one securities type. Other techniques include, but are not limited to, the following: the employment of fundamental and quantitative analysis when selecting equity securities; use of ratings assigned by nationally recognized statistical rating organizations (where applicable); credit research; review of issuer's historical performance; examination of issuer's dividend growth record; consideration of market trends; and hedging through the use of options and futures.

ACCEPTABLE INVESTMENTS. Consistent with the above, the Fund expects to invest primarily in the following:

DOMESTIC FIXED INCOME SECURITIES. The core asset group of the Fund will include domestic corporate debt obligations, obligations of the United States, and notes, bonds, and discount notes of U.S. government agencies or instrumentalities. Bonds are selected based on the outlook for interest rates and their yield in relation to other bonds of similar quality and maturity. The Fund will only invest in bonds which are rated Baa or higher by Moody's, or BBB or higher by S&P or Fitch, or which, if unrated, are deemed to be of comparable quality by the investment adviser.

The types of government securities in which the Fund may invest are those described under "U.S. Government Income Fund--Acceptable Investments."

INTERNATIONAL SECURITIES. The international portion of the Fund will include equity securities of non-U.S. companies and corporate and government fixed income securities. The international equity securities in which the Fund invests include international stocks traded domestically or abroad through various stock exchanges, American Depositary Receipts, or International Depositary Receipts ("ADRs" and "IDRs," respectively). The international fixed income securities will include ADRs, IDRs, and government securities of other nations and will be rated investment-grade (i.e., Baa or better by Moody's or BBB or better by S&P) or, if unrated, deemed by the investment adviser to be of an equivalent quality. In the event that an international security which had an eligible rating is downgraded below Baa or BBB, the Fund's investment adviser will promptly reassess whether continued holding of the security is consistent with the Fund's objective. The Fund may also invest in shares of open-end and closed-end management investment companies which invest primarily in international securities described above.

REAL ESTATE INVESTMENT TRUSTS. This category will include equity or mortgage real estate investment trusts integrated to capture income. A real estate investment trust is a managed portfolio of real estate investments. Real estate of domestic issuers will not be considered domestic equity securities for purposes of the asset allocation policy described above. Real estate investment trust holdings will be diversified by sector (shopping malls, apartment building complexes, and health care facilities) and geographic location. An equity real estate investment trust holds equity positions in real estate, and it seeks to provide its shareholders with income from the leasing of its properties and with capital gains from any sales of properties. A mortgage real estate investment trust specializes in lending money to developers of properties, and passes any interest income it may earn to its shareholders. Investment in Real Estate Investment Trusts is subject to certain risks. See "Portfolio Investments and Strategies."

DOMESTIC EQUITY SECURITIES. The equity category will consist of high-dividend common and preferred stocks of U.S. companies which are listed on the New York or American Stock Exchanges or traded in the over-the-counter market and have a history of stable earnings and/or growing dividends. As part of the equity category, the Fund may also invest in warrants and securities convertible into common stocks of these U.S. companies.

MONEY MARKET SECURITIES. The Fund may invest in U.S. and foreign short-term money market instruments, including:

  .commercial paper rated A-1 or A-2 by S&P, Prime-1 or Prime-2 by Moody's, or F-1 or F-2 by Fitch, and Europaper (dollar-denominated commercial paper issued outside the United States) rated A-1, A-2, Prime-1, or Prime-2. In the case where commercial paper of Europaper has received different ratings from different rating services, such commercial paper or Europaper is acceptable so long as at least one rating is in the two highest categories of the nationally recognized statistical rating organizations described above;

  .instruments of domestic and foreign banks and savings and loans
   (such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances) if they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured by BIF or SAIF. These instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs"), and Eurodollar Time Deposits ("ETDs");

  . obligations of the U.S. government or its agencies or instrumentalities; . repurchase agreements; and
  . other short-term instruments which are not rated but are determined by the Fund's investment adviser to be of comparable quality to the other obligations in which the Fund may invest.

STRUCTURED FIXED INCOME SECURITIES. The Fund may invest in mortgage-backed securities, ARMS, CMOs, and asset-backed securities. See "Portfolio

Investments and Strategies."

CERTAIN OTHER PORTFOLIO STRATEGIES. The Fund may also invest or engage in options and futures transactions, repurchase agreements, the lending of portfolio securities, when issued and delayed delivery transactions, restricted and illiquid securities, and investment in other investment companies. See "Portfolio Investments and Strategies."

FUTURE DEVELOPMENTS. The Fund may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund's investment objective and legally permissible for the Fund.

RISKS ASSOCIATED WITH FOREIGN SECURITIES. Although considered separate securities categories for purposes of the Fund's investment policies, the Fund's investment in money market securities issued by foreign banks and international securities could result in up to 40% of the Fund's net assets being invested in securities of foreign issuers. Investment in foreign securities carries substantial risks in addition to those associated with domestic investments. See "Portfolio Investments and Strategies--Foreign Securities."

FOREIGN CURRENCY TRANSACTIONS. The Fund will enter into foreign currency transactions to obtain the necessary currencies to settle transactions. Currency transactions may be conducted either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts.

The Fund may also enter into foreign currency transactions to protect Fund assets against adverse changes in foreign currency exchange rates or exchange control regulations. Such changes could unfavorably affect the value of Fund assets which are denominated in foreign currencies, such as foreign securities or funds deposited in foreign banks, as measured in U.S. dollars. Although, foreign currency exchanges may be used by the Fund to protect against a decline in the value of one or more currencies and might, in certain cases, result in losses to the Fund.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward foreign currency exchange contract ("forward contract") is an obligation to purchase or sell an amount of a particular currency at a specific price and on a future date agreed upon by the parties.

Generally, no commission charges or deposits are involved. At the time the Fund enters into a forward contract, Fund assets with a value equal to the Fund's obligation under the forward contract are segregated on the Fund's records and are maintained until the contract has been settled. The Fund will not enter into a forward contract with a term of more than one year. The Fund will generally enter into a forward contract to provide the proper currency to settle a securities transaction at the time the transaction occurs ("trade date"). The period between the trade date and settlement date will vary between 24 hours and 30 days, depending upon local custom.

The Fund may also protect against the decline of a particular foreign currency by entering into a forward contract to sell an amount of that currency approximating the value of all or a portion of the Fund's assets denominated in that currency ("hedging"). The success of this type of short-term hedging strategy is highly uncertain due to the difficulties of predicting short-term currency market movements and of precisely matching forward contract amounts and the constantly changing value of the securities involved. Although the adviser will consider the likelihood of changes in currency values when making investment decisions, the adviser believes that it is important to be able to enter into forward contracts when it believes the interests of the Fund will be served. The Fund will not enter into forward contracts for hedging purposes in a particular currency in an amount in excess of the Fund's assets denominated in that currency.

LEVERAGE THROUGH BORROWING. The Fund may borrow for investment purposes pursuant to a fundamental policy. This borrowing, which is known as leveraging, generally will be unsecured, except to the extent the Fund enters into the reverse repurchase agreements described below. The Investment Company Act of 1940 requires the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

  SPECIAL RISKS ASSOCIATED WITH LEVERAGING. Borrowing by the Fund creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund's net income will be greater than if borrowing were not used.

Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of borrowing, the net income of the Fund will be less than if borrowing were not used, and, therefore, the amount available for distribution to shareholders as dividends will be reduced. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Among the forms of borrowing in which the Fund may engage is the entry into reverse repurchase agreements with banks, brokers or dealers. These transactions involve the transfer by the Fund of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The Fund retains the right to receive interest and principal payments on the security. At an agreed upon future date, the Fund repurchases the security at an agreed-upon price. In certain types of agreements, there is no agreed upon repurchase date, and interest payments are calculated daily, often based on the prevailing U.S. government securities or other high-quality liquid debt securities at least equal to the aggregate amount of its reverse repurchase obligations, plus accrued interest, in certain cases, in accordance with releases promulgated by the Securities and Exchange Commission. The Securities and Exchange Commission views reverse repurchase transactions as collateralized borrowings by the Fund. These agreements, which are treated as if reestablished each day, are expected to provide the Fund with a flexible borrowing tool.

SHORT-SELLING. The Fund may make short sales pursuant to a fundamental policy. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the Fund replaces a borrowed security in connection with a short sale, the Fund will be required to maintain daily a segregated account, containing cash or U.S. government securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will at all times equal to at least 100% of the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short.

  SPECIAL RISKS ASSOCIATED WITH SHORT SELLING. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security; conversely, the Fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or amounts in lieu of interest the Fund may be required to pay in connection with a short sale.

The Fund may purchase call options to provide a hedge against an increase in the price of a security sold short by the Fund. When the Fund purchases a call option, it has to pay a premium to the person writing the option and a commission to the broker selling the option. If the option is exercised by the Fund, the premium and the commission paid may be more than the amount of the brokerage commission charged if the security were to be purchased directly. See "Options Transactions" in the section entitled, "Portfolio Investment and Strategies."

The Fund anticipates that the frequency of short sales will vary substantially under different market conditions, and it does not intend that any specified portion of its assets, as a matter of practice, will be in short sales. However, as an operating policy which may be changed without shareholder approval, no securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund's net assets. The Fund may not sell short the securities of any single issuer listed on a national securities exchange to the extent of more than 2% of the value of the Fund's net assets. The Fund may not sell short the securities of any class of an issuer to the extent, at the time of the transaction, of more than 2% of the outstanding securities of that class.

In addition to the short sales discussed above, the Fund also may make short sales "against the box," a transaction in which the Fund enters into a short sale of a security which the Fund owns. The proceeds of the short sale are held by a broker until the settlement date, at which time the Fund delivers the security to close the short position. The Fund receives the net proceeds from the short sale. The Fund at no time will have more than 15% of the value of its net assets in deposits on short sales against the box.

PORTFOLIO TURNOVER. The Fund will from time-to-time engage in the purchase and sale of a security for the purpose of "capturing" dividends on that security. Under this practice, the Fund will purchase the security close to its ex- dividend date, thereby entitling the Fund to receive the anticipated dividend, and then sell the security after the ex-dividend date. To the extent that the sum of the sale price of the security plus the amount the dividend received by the Fund, exceeds the purchase price of the security plus brokerage commissions incurred in the purchase and sale transactions, the Fund will receive a profit. The practice of capturing dividends could result in the Fund experiencing an annual turnover rate of up to 250%. A high portfolio turnover rate may lead to increased costs and may also result in higher taxes paid by the Fund's shareholders.

THE STELLAR FUND

The investment objective of The Stellar Fund is to maximize total return, a combination of dividend income and capital appreciation. The Fund pursues this investment objective by investing in the following securities categories: domestic equity securities, domestic fixed income securities (including structured fixed income securities), international securities (equity and fixed income), real estate securities, precious metal securities, and money market securities. As a non-fundamental policy, the Fund will attempt to minimize overall portfolio risk by limiting investments in any one securities category (as defined in this prospectus) to not more than 25% of net assets. The Fund's adviser also believes that by spreading the investment portfolio across multiple securities categories, the Fund can reduce the impact of drastic market movements affecting any one securities type. The Fund's adviser further attempts to reduce risk within each securities category through careful investment analysis including, but not limited to, the following: the employment of disciplined value measures (such as price/earnings ratios) when selecting equity securities; use of ratings assigned by nationally recognized statistical rating organizations (where applicable); credit research; review of issuer's historical performance; examination of issuer's dividend growth record; and consideration of market trends.

The Fund pursues its investment objective by investing approximately 20% of its assets, in roughly equal weightings, in each of the following securities categories: domestic equity securities, domestic fixed income securities (including structured fixed income securities), international securities, and real estate securities. The remaining 20% of its assets will be invested in money market instruments and/or precious metal securities. Positions in these categories of securities may vary from as high as 25% of its assets to as low as 15% of its assets depending on market factors.

ACCEPTABLE INVESTMENTS. Consistent with the above, the Fund expects to invest primarily in domestic equity securities, domestic fixed income securities, international securities, real estate securities, precious metal securities, and money market securities. Each category allocation will be made based on the definitions described below.

DOMESTIC EQUITY SECURITIES. The equity portion of the Fund will consist of U.S. common and preferred stocks. The stocks chosen will, in the opinion of the Fund's investment adviser, be undervalued relative to stocks contained in the Standard & Poor's 500 Composite Stock Price Index. Real estate and precious metal securities of domestic issuers will not be considered domestic equity securities for purposes of the asset allocation policy described above.

DOMESTIC FIXED INCOME SECURITIES. The fixed income portion of the Fund will include domestic corporate debt obligations, obligations of the United States, and notes, bonds, and discount notes of U.S. government agencies or instrumentalities. Bonds are selected based on the outlook for interest rates and their yield in relation to other bonds of similar quality and maturity. The Fund will only invest in bonds, including convertible bonds, which are rated Baa or higher by Moody's or BBB or higher by S&P, or Fitch, or which, if unrated, are deemed to be of comparable quality by the investment adviser. The fixed income portion of the Fund will also include mortgage-backed securities, ARMS, CMOs, and asset-backed securities. See "Portfolio Investments and Strategies."

INTERNATIONAL SECURITIES. The international portion of the Fund will include equity securities of non-U.S. companies and corporate and government fixed income securities denominated in currencies other than U.S. dollars. The international equity securities in which the Fund invests include international stocks traded domestically or abroad through various stock exchanges, American Depositary Receipts, or International Depositary Receipts ("ADRs" and "IDRs," respectively). The international fixed income securities will include ADRs, IDRs, and government securities of other nations and will be rated investment-grade (i.e., Baa or better by Moody's or BBB or better by S&P) or deemed by the investment adviser to be of an equivalent quality. The Fund may also invest in shares of open-end and closed-end management investment companies which invest primarily in international equity securities described above.

REAL ESTATE SECURITIES. The real estate portion of the Fund will include equity securities, including convertible debt securities, of real estate related companies, and real estate investment trusts. All real estate securities will be publicly traded, primarily on an exchange. Real estate securities are not considered domestic equity securities for purposes of the Fund's asset allocation limitation.

PRECIOUS METAL SECURITIES. The precious metal securities in which the Fund invests include domestic and international equity securities of companies that explore for, extract, process, or deal in precious metals, such as gold, silver, palladium, and platinum. The Fund may also invest up to 5% of its net assets in domestic and international asset-based securities, including debt securities, preferred stock, or convertible securities for which the principal amount, redemption terms, or conversion terms are related to the market price of some precious metals, such as gold bullion. The Fund may purchase only asset-based securities that are rated Baa or better by Moody's or BBB or better by S&P, or, if unrated, are of equal quality in the determination of the investment adviser. Precious metal securities of foreign issuers will not be aggregated with other international securities for purposes of calculating the Fund's investment in international securities under the allocation policy described above.

MONEY MARKET SECURITIES. The Fund may invest in U.S. and foreign short-term money market instruments, including:

  .commercial paper rated A-1 or A-2 by S&P, Prime-1 or Prime-2 by Moody's, or F-1 or F-2 by Fitch, and Europaper (dollar-denominated commercial paper issued outside the United States) rated A-1, A-2, Prime-1, or Prime-2. In the case where commercial paper or Europaper has received different ratings from different rating services, such commercial paper or Europaper is an acceptable temporary investment so long as at least one rating is in the two highest rating categories of the nationally recognized statistical rating organizations described above;

  .instruments of domestic and foreign banks and savings and loans
   (such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances) if they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured by BIF or the SAIF. These instruments may include ECDs, Yankee CDs, and ETDs;

  . obligations of the U.S. government or its agencies or instrumentalities; . repurchase agreements; and
  . other short-term instruments which are not rated but are determined by the investment adviser to be of comparable quality to the other temporary obligations in which the Fund may invest.

CERTAIN OTHER PORTFOLIO STRATEGIES. The Fund may also invest or engage in repurchase agreements, when-issued and delayed delivery transactions, options transactions, restricted and illiquid securities, and investment in other investment companies. See "Portfolio Investments and Strategies."

SPECIAL RISK CONSIDERATIONS

REAL ESTATE SECURITIES. Although the Fund's investments in real estate will be limited to publicly traded securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, the Fund may be subject to risks associated with direct ownership of real estate. These include declines in the value of real estate, risks related to general and local economic conditions and increases in interest rates. See "Portfolio Investments and Strategies--Real Estate Investment Trusts."

PRECIOUS METAL SECURITIES AND PRECIOUS METALS. The prices of precious metal securities and precious metals have historically been subject to high volatility. The earnings and financial condition of precious metal companies may be adversely affected by volatile precious metal prices.

FOREIGN SECURITIES. Although considered separate securities categories for purposes of the Fund's investment policies, the Fund's investment in money market securities issued by foreign banks and international securities could result in up to 50% of the Fund's net assets being invested in securities of foreign issuers. In addition, the Fund's investment in precious metals securities of foreign issuers, when aggregated with the above, could result in greater than 50% of the Fund's net assets being invested in securities of foreign issuers. Investment in foreign securities carries substantial risks in addition to those associated with domestic investments. See "Portfolio Investments and Strategies--Foreign Securities."

THE STELLAR INSURED TAX-FREE BOND FUND

The investment objective of the Stellar Bond Fund is to provide current income which is exempt from federal income tax. As a matter of fundamental investment policy, the Fund will normally invest its assets so that at least 80% of its annual interest income is exempt from federal income tax including the federal alternative minimum tax. Under normal circumstances, at least 65% of the value of the Fund's total assets will be invested in municipal securities that are insured as to timely payment. Interest income of the Fund that is exempt from federal income taxes retains its tax-free status when distributed to the Fund's shareholders.

ACCEPTABLE INVESTMENTS. The Fund pursues its investment objective by investing primarily in a portfolio of municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest. Insurance will not guarantee the market value of the municipal securities or the value of shares of the Fund.

MUNICIPAL SECURITIES. Municipal securities are debt obligations issued by or on behalf of states, territories, and possessions of the United States, including the District of Columbia, and their political subdivisions, agencies, and instrumentalities, the interest from which is exempt from federal income tax. Shareholders who are subject to alternative minimum tax may be required to include interest from a portion of the municipal securities owned by the Fund in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations, to the extent that the Fund invests in securities subject to the alternative minimum tax. No more than 20% of the Fund's income will be subject to the federal alternative minimum tax.

Municipal securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities. Municipal securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

Examples of municipal securities include, but are not limited to:

  . tax and revenue anticipation notes ("TRANs") issued to finance working capital needs in anticipation of receiving taxes or other revenues;

  . bond anticipation notes ("BANs") that are intended to be refinanced through a later issuance of longer-term bonds;

  . municipal commercial paper and other short-term notes;
  . variable rate demand notes;
  . municipal bonds (including bonds having serial maturities and pre-

   refunded bonds) and leases;

  . construction loan notes insured by the Federal Housing Administration and financed by the Federal or Government National Mortgage Associations; and

  . participation, trust and partnership interests in any of the foregoing obligations.

CHARACTERISTICS. The municipal securities which the Fund buys are subject to the following quality standards:

  . rated, at the time of purchase, investment grade (within the four highest rating categories for municipal securities) by a nationally recognized statistical rating organization ("NRSRO") [such as Baa or above by Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa, A or Baa), BBB

   or above by Standard & Poor's Ratings Group ("S&P") or Fitch Investors Service, Inc. ("Fitch") (AAA, AA, A or BBB), or by Duff & Phelps Credit Rating Co. ("D&P")];

  . insured by a municipal bond insurance company which is rated in the top rating category by an NRSRO;

  . guaranteed at the time of purchase by the U.S. government as to the payment of principal and interest;

  . fully collateralized by an escrow of U.S. government securities; or . unrated if determined to be of comparable quality to one of the foregoing rating categories by the Fund's investment adviser.

Securities rated Baa or BBB by an NRSRO have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. If any security invested in by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

There are no restrictions on the maturity of municipal securities in which the Fund may invest. The Fund will seek to invest in municipal securities of such maturities as the Fund's investment adviser believes will produce current income consistent with prudent investment. The Fund's investment adviser will also consider current market conditions and the cost of the insurance obtainable on such securities.

PARTICIPATION INTERESTS. The Fund may purchase participation interests from financial institutions such as commercial banks, savings associations and insurance companies. These participation interests would give the Fund an undivided interest in one or more underlying municipal securities. The financial institutions from which the Fund purchases participation interests frequently provide or obtain irrevocable letters of credit or guarantees to assure that the participation interests are of high quality. The Trustees will determine that participation interests meet the prescribed quality standards for the Fund.

VARIABLE RATE MUNICIPAL SECURITIES. Some of the municipal securities which the Fund purchases may have variable interest rates. Variable interest rates are ordinarily stated as a percentage of the prime rate of a bank or some similar standard, such as the 91-day U.S. Treasury bill rate. Variable interest rates are adjusted on a periodic basis, e.g., every 30 days. Many variable rate municipal securities are subject to payment of principal on demand by the Fund, usually in not more than seven days. If a variable rate municipal security does not have this demand feature, or the demand feature extends beyond seven days and the Fund's investment adviser believes the security cannot be sold within seven days, the Fund's investment adviser may consider the security to be illiquid. However, the Fund's investment limitations provide that it will not invest more than 15% of its net assets in illiquid securities. All variable rate municipal securities will meet the quality standards for the Fund. The Fund's investment adviser has been instructed by the Trustees to monitor the pricing, quality and liquidity of the variable rate municipal securities, including participation interests held by the Fund, on the basis of published financial information and reports of NRSROs and other analytical services.

INDUSTRIAL DEVELOPMENT BONDS. Industrial development bonds are generally issued to provide financing aid to acquire sites or construct and equip facilities for use by privately or publicly owned entities. Most state and local governments have the power to permit the issuance of industrial development bonds to provide financing for such entities in order to encourage the corporations to locate within their communities. Industrial development bonds, which are in most cases revenue bonds, do not represent a pledge of credit or create any debt of a municipality or a public authority, and no taxes may be levied for the payment of principal or interest on these bonds. The principal and interest is payable solely out of monies generated by the entities using or purchasing the sites or facilities. These bonds will be considered municipal securities eligible for purchase by the Fund if the interest paid on them, in the opinion of bond counsel or in the opinion of the officers of the Fund and/or the Fund's investment adviser, is exempt from federal income tax. The Fund may invest more than 25% of its total assets in industrial development bonds (including pollution control revenue bonds) as long as they are not from the same facility or similar types of facilities or projects.

MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and may be considered to be illiquid.

They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. In determining the liquidity of municipal lease securities, the Fund's investment adviser, under the authority delegated by the Trustees, will base its determination on the following factors: (a) whether the lease can be terminated by the lessee; (b) the potential recovery, if any, from a sale of the leased property upon termination of the lease; (c) the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics, and prospects); (d) the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of nonappropriation"); and (e) any credit enhancement or legal recourse provided upon an event of nonappropriation or other termination of the lease.

LEVERAGE THROUGH BORROWING. The Fund may borrow for investment purposes. This borrowing, which is known as leveraging, generally will be unsecured, except to the extent the Fund enters into reverse repurchase agreements. The Investment Company Act of 1940 requires the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

  SPECIAL RISKS ASSOCIATED WITH LEVERAGING. Borrowing by the Fund creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund's net income will be greater than if borrowing were not used. Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of borrowing, the net income of the Fund will be less than if borrowing were not used, and, therefore, the amount available for distribution to shareholders as dividends will be reduced. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

PORTFOLIO TURNOVER. The Fund trades portfolio securities in order to achieve its investment objective while anticipating movements of interest rates. It is free to trade or dispose of portfolio securities as considered necessary to meet its investment objective. It is not anticipated that the portfolio trading engaged in by the Fund will result in its annual rate of turnover exceeding 50%.

MUNICIPAL BOND INSURANCE

The Fund may purchase municipal securities covered by insurance which guarantees the timely payment of principal at maturity and interest on such securities. These insured municipal securities are either (1) covered by an insurance policy applicable to a particular security, whether obtained by the issuer of the security or by a third party ("Issuer-Obtained Insurance"), or (2) insured under master insurance policies issued by municipal bond insurers, which may be purchased by the Fund (the "Policies").

The Fund will require or obtain municipal bond insurance when purchasing municipal securities which would not otherwise meet the Fund's quality standards. The Fund may also require or obtain municipal bond insurance when purchasing or holding specific municipal securities when, in the opinion of the Fund's investment adviser, such insurance would benefit the Fund, for example, through improvement of portfolio quality or increased liquidity of certain securities. The Fund's investment adviser anticipates that at least 65% of the Fund's total assets will be invested in municipal securities which are insured.

Issuer-Obtained Insurance Policies are noncancellable and continue in force as long as the municipal securities are outstanding and their respective insurers remain in business. If a municipal security is covered by Issuer-Obtained Insurance, then such security need not be insured by the Policies purchased by the Fund.

The Fund may purchase two types of Policies issued by municipal bond insurers. One type of Policy covers certain municipal securities only during the period in which they are in the Fund's portfolio. In the event that a municipal security covered by such a Policy is sold from the Fund, the insurer of the relevant Policy will be liable only for those payments of interest and principal which are then due and owing at the time of sale.

The other type of Policy covers municipal securities not only while they remain in the Fund's portfolio but also until their final maturity even if they are sold out of the Fund's portfolio, so that the coverage may benefit all subsequent holders of those municipal securities. The Fund will obtain insurance which covers municipal securities until final maturity even after they are sold out of the Fund's portfolio only if, in the judgment of the Fund's investment adviser, the Fund would receive net proceeds from the sale of those securities, after deducting the cost of such permanent insurance and related fees, significantly in excess of the proceeds it would receive if such municipal securities were sold without insurance. Payments received from municipal bond insurers may not be tax-exempt income to shareholders of the Fund.

The premiums for the Policies are paid by the Fund and the yield on the Fund's portfolio is reduced thereby. Premiums for the Policies are paid by the Fund monthly, and are adjusted for purchases and sales of municipal securities during the month. Depending upon the characteristics of the municipal security held by the Fund, the annual premiums for the Policies are estimated to range from 0.10% to 0.25% of the value of the municipal securities covered under the Policies, with an average annual premium rate of approximately 0.175%.

The Fund may purchase Policies from MBIA Corp. ("MBIA"), AMBAC Indemnity Corporation ("AMBAC"), Financial Guaranty Insurance Company ("FGIC"), Financial Security Assurance ("FSA") or any other municipal bond insurer which is rated in the highest rating category by an NRSRO. Each Policy will obligate the insurer to provide insurance payments pursuant to valid claims under the Policy equal to the payment of principal and interest on those municipal securities it insures. The Policies will have the same general characteristics and features. A municipal security will be eligible for coverage if it meets certain requirements set forth in a Policy. In the event interest or principal on an insured municipal security is not paid when due, the insurer covering the security will be obligated under its Policy to make such payment not later than 30 days after it has been notified by the Fund that such non-payment has occurred. The insurance feature is intended to reduce financial risk, but the cost thereof and compliance with the investment restrictions imposed by the guidelines in the Policies will reduce the yield to shareholders of the Fund.

MBIA, AMBAC, FGIC, and FSA will not have the right to withdraw coverage on securities insured by their Policies so long as such securities remain in the Fund's portfolio, nor may MBIA, AMBAC, FGIC, or FSA cancel their Policies for any reason except failure to pay premiums when due. MBIA, AMBAC, FGIC, and FSA will reserve the right at any time upon 90 days' written notice to the Fund to refuse to insure any additional municipal securities purchased by the Fund after the effective date of such notice. The Trustees will reserve the right to terminate any of the Policies if they determine that the benefits to the Fund of having its portfolio insured under such Policy are not justified by the expense involved.

Additionally, the Trustees reserve the right to enter into contracts with insurance carriers other than MBIA, AMBAC, FGIC, or FSA if such carriers are rated in the highest rating category by an NRSRO.

Under the Policies, municipal bond insurers unconditionally guarantee to the Fund the timely payment of principal and interest on the insured municipal securities when and as such payments shall become due but shall not be paid by the issuer, except that in the event of any acceleration of the due date of the principal by reason of mandatory or optional redemption (other than acceleration by reason of mandatory sinking fund payments), default or otherwise, the payments guaranteed will be made in such amounts and at such times as payments of principal would have been due had there not been such acceleration. The municipal bond insurers will be responsible for such payments less any amounts received by the Fund from any trustee for the municipal bond holders or from any other source. The Policies do not guarantee payment on an accelerated basis, the payment of any redemption premium, the value for the shares of the Fund, or payments of any tender purchase price upon the tender of the municipal securities. The Policies also do not insure against nonpayment of principal of or interest on the securities resulting from the insolvency, negligence or any other act or omission of the trustee or other paying agent for the securities. However, with respect to small issue industrial development municipal bonds and pollution control revenue municipal bonds covered by the Policies, the municipal bond insurers guarantee the full and complete payments required to be made by or on behalf of an issuer of such municipal securities if there occurs any change in the tax-exempt status of interest on such municipal securities, including principal, interest or premium payments, if any, as and when required to be made by or on behalf of the issuer pursuant to the terms of such municipal securities. A "when-issued" municipal security will be covered under the Policies upon the settlement date of the original issue of such "when-issued" municipal security. In determining whether to insure municipal securities held by the Fund, each municipal bond insurer will apply its own standard, which corresponds generally to the standards it has established for determining the insurability of new issues of municipal securities.

If a Policy terminates as to municipal securities sold by the Fund on the date of sale, in which event municipal bond insurers will be liable only for those payments of principal and interest that are then due and owing, the provision for insurance will not enhance the marketability of securities held by the Fund, whether or not the securities are in default or subject to significant risk of default, unless the option to obtain permanent insurance is exercised. On the other hand, since Issuer-Obtained Insurance will remain in effect as long as the insured municipal securities are outstanding, such insurance may enhance the marketability of municipal securities covered thereby, but the exact effect, if any, on marketability cannot be estimated. The Fund generally intends to retain any securities that are in default or subject to significant risk of default and to place a value on the insurance, which ordinarily will be the difference between the market value of the defaulted security and the market value of similar securities of minimum high grade (i.e., rated in the highest rating category by an NRSRO) that are not in default. To the extent that the Fund holds defaulted securities, it may be limited in its ability to manage its investment and to purchase other municipal securities. Except as described above with respect to securities that are in default or subject to significant risk of default, the Fund will not place any value on the insurance in valuing the municipal securities that it holds.

CERTAIN OTHER PORTFOLIO STRATEGIES. The Fund may also invest or engage in options and futures transactions, when-issued and delayed delivery transactions, investment in other investment companies and restricted and illiquid securities. See "Portfolio Investments and Strategies."

INVESTMENT RISKS. The value of the Fund's shares will fluctuate. The amount of this fluctuation is dependent upon the quality and maturity of the municipal securities in the Fund's portfolio, as well as on market conditions. Municipal securities prices are interest rate sensitive, which means that their value varies inversely with market interest rates. Thus, if market interest rates have increased from the time a security was purchased, the security, if sold, might be sold at a price less than its cost. Similarly, if market interest rates have declined from the time a security was purchased, the security, if sold, might be sold at a price greater than its cost. (In either instance, if the security was held to maturity, no loss or gain normally would be realized as a result of interim market fluctuations.)

Yields on municipal securities depend on a variety of factors, including: the general conditions of the money market and the taxable and municipal securities markets; the size of the particular offering; the maturity of the obligations; and the credit quality of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of municipal securities to meet their obligations for the payment of interest and principal when due.

Further, any adverse economic conditions or developments affecting the states or municipalities could impact the Fund's portfolio. Investing in municipal securities which meet the Fund's quality standards may not be possible if the states and municipalities do not maintain their current credit ratings.

NON-DIVERSIFICATION. The Fund is a non-diversified investment portfolio. As such, there is no limit on the percentage of assets which can be invested in any single issuer. An investment in the Fund, therefore, will entail greater risk than would exist in a diversified portfolio of securities because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.

TEMPORARY INVESTMENTS. The Fund invests its assets so that at least 80% of its annual interest income is exempt from federal income tax including the federal alternative minimum tax. However, from time to time, on a temporary basis, or when the Fund's investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest up to 100% of its assets in short-term, tax-exempt or taxable temporary investments. These temporary investments include, but are not limited to: tax-exempt variable and floating rate demand notes; temporary municipal securities;

obligations issued by or on behalf of municipal issuers; obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; certificates of deposit issued by banks; shares of other investment companies; and repurchase agreements (arrangements in which the organization selling the Fund a bond or temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

There are no rating requirements applicable to temporary investments, with the exception of temporary municipal securities, which are subject to the same rating requirements as all other municipal securities in which the Fund invests. For other temporary investments, the Fund's investment adviser will limit temporary investments to those it considers to be of comparable quality to the acceptable investments of the Fund.

Although the Fund is permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal income tax.

RELATIVE VALUE FUND

The investment objective of Relative Value Fund is to obtain the highest total return, a combination of income and capital appreciation, as is consistent with reasonable risk.

The Fund pursues its investment objective by investing primarily in equity securities. The equity securities ("stocks") in which the Fund may invest include, but are not limited to, stocks which, in the opinion of the Fund's adviser, represent characteristics consistent with low volatility, above-average yields, and are undervalued relative to the stocks comprising the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"). At least 70% of the Fund's portfolio will be invested in common stocks, unless it is in a defensive position. The Fund will also invest a portion of its assets in fixed income securities.

ACCEPTABLE INVESTMENTS. Consistent with the above, the Fund expects to invest primarily in common stocks and fixed income securities (i.e., notes and bonds) of companies selected by the Fund's investment adviser on the basis of traditional research techniques, including assessment of earnings and dividend growth prospects and of the risk and volatility of the company's industry.

These securities will include:

  . Common Stocks. Ordinarily, these companies will be in the top 25% of their industries with regard to revenues. However, other factors, such as product position or market share, will be considered by the Fund's investment adviser and may outweigh revenues;

  . convertible securities;

  . domestic issues of corporate debt obligations (rated Aaa, Aa, or A by Moody's; AAA, AA, or A by S&P; or AAA, AA, or A by Fitch);

  . the types of government securities that are described under "U.S.

   Government Income Fund--Acceptable Investments"; and
  . notes, bonds, and discount notes of the following U.S. government agencies or instrumentalities: Federal Home Loan Banks, Federal National Mortgage Association, Government National Mortgage Association, Bank for Cooperatives (including Central Bank for Cooperatives), Federal Land Banks, Federal Intermediate Credit Banks, Tennessee Valley Authority, Export-Import Bank of the United States, Commodity Credit Corporation, Federal Financing Bank, The Student Loan Marketing Association, Federal Home Loan Mortgage Corporation, or National Credit Union Administration.

SECURITIES OF FOREIGN ISSUERS. The Fund may invest in the securities of foreign issuers which are freely traded on United States securities exchanges or in the over-the-counter market in the form of depositary receipts. See "Portfolio Investments and Strategies--Foreign Securities." As a matter of practice, the Fund will not invest in the securities of a foreign issuer if any such risk appears to the investment adviser to be substantial.

TEMPORARY INVESTMENTS. In such proportions as, in the judgment of its investment adviser, prevailing market conditions warrant, the Fund may, for temporary defensive purposes, invest in:

  . short-term money market instruments;

  . securities issued and/or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities; and

  . repurchase agreements.

CERTAIN OTHER PORTFOLIO STRATEGIES. The Fund may also invest or engage in when-issued and delayed delivery transactions, restricted and illiquid securities, and repurchase agreements. See "Portfolio Investments and

Strategies."

GROWTH EQUITY FUND

The investment objective of Growth Equity Fund is to maximize capital appreciation.

Under normal circumstances, the Fund pursues its investment objective by investing at least 65% of the value of its total assets in growth-oriented equity securities. The Fund defines growth-oriented equity securities as securities of U.S. companies with market capitalization's of $1.5 billion or greater that are projected by the Fund's investment adviser, based upon traditional research techniques, to show earnings growth potential superior to the S&P 500. The Fund may also invest in domestic debt securities, international securities, U.S. government securities, structured fixed income securities, and money market instruments. The Fund's investment adviser selects securities and attempts to maintain an acceptable level of risk largely through the use of automated quantitative measurement techniques. The data considered by the quantitative model includes, but is not limited to, price/earnings ratios, historical and projected earnings growth rates, historical sales growth rates, historical return on equity, market capitalization, average daily trading volume, and credit rankings based on nationally recognized statistical rating organizations (where applicable). The quantitative model is used in conjunction with the investment adviser's economic forecast and assessment of the risk and volatility of the company's industry.

ACCEPTABLE INVESTMENTS. The securities in which the Fund may invest may include the following:

DOMESTIC EQUITY SECURITIES. The domestic equity securities in the Fund will usually consist of U.S. common and preferred stocks of companies with market capitalizations of $1.5 billion or greater and which are listed on the New York or American Stock Exchanges or traded in the over-the-counter market and warrants of such companies.

REAL ESTATE INVESTMENT TRUSTS. The Fund may invest in real estate investment trusts of the type more fully described under "Strategic Income Fund-- Acceptable Investments--Real Estate Investment Trusts." Investment in Real Estate Investment Trusts is subject to certain risks. See "Portfolio

Investments and Strategies."

DOMESTIC DEBT SECURITIES. The Fund may also invest in notes, zero coupon bonds, and convertible securities of the U.S. companies described above, all of which are rated investment grade, i.e., Baa or better by Moody's, or BBB or better by S&P or Fitch (or, if unrated, are deemed to be of comparable quality by the Fund's investment adviser). The Fund may also invest in securities issued and/or guaranteed as to the payment of principal and interest by the U.S. government or its agencies or instrumentalities of the type more fully described under "U.S. Government Income Fund--Acceptable Investments."

STRUCTURED FIXED INCOME SECURITIES. The Fund many invest in mortgage-backed securities, ARMS, CMOs, and asset-backed securities. See "Portfolio

Investments and Strategies."

INTERNATIONAL SECURITIES. The Fund may invest in international securities (including investment companies which invest primarily in international securities) of the type more fully described under "The Stellar Fund-- Acceptable Investments." The Fund will not invest more than 10% of its assets in international securities.

MONEY MARKET INSTRUMENTS. For temporary defensive purposes (up to 100% of total assets) and to maintain liquidity (up to 35% of total assets), the Fund may invest in U.S. and foreign short-term money market instruments of the type more fully described under "The Stellar Fund--Acceptable Investments."

CERTAIN OTHER PORTFOLIO STRATEGIES. The Fund may also invest or engage in repurchase agreements, when-issued and delayed delivery transactions, investing in securities of other investment companies, restricted and illiquid securities, options and futures transactions, and lending of portfolio securities. See "Portfolio Investments and Strategies."

CAPITAL APPRECIATION FUND

The investment objective of Capital Appreciation Fund is to maximize capital appreciation.

Under normal circumstances, the Fund pursues its investment objective by investing at least 65% of the value of its total assets in equity securities of U.S. companies. The Fund may also invest in domestic debt securities, international securities, U.S. government securities, and money market instruments. The Fund's investment adviser selects securities and attempts to maintain an acceptable level of risk largely through the use of automated quantitative measurement techniques. This quantitative model includes, but is not limited to, price/earnings ratios, historical and projected earnings growth rates, historical sales growth rates, historical return on equity, market capitalization, average daily trading volume, and credit rankings based on nationally recognized statistical rating organizations (where applicable). The quantitative model is used in conjunction with the investment adviser's economic forecast and assessment of the risk and volatility of the company's industry.

ACCEPTABLE INVESTMENTS. The securities in which the Fund invests include the following:

DOMESTIC EQUITY SECURITIES. The domestic equity securities of the Fund will usually consist of U.S. common and preferred stocks of companies with between $200 million and $4 billion in equity and which are listed on the New York or American Stock Exchanges or traded in the over-the-counter market and warrants of such companies.

DOMESTIC DEBT SECURITIES. The Fund may also invest in notes, zero coupon bonds, and convertible securities of the U.S. companies described above, all of which are rated investment grade, i.e., Baa or better by Moody's, or BBB or better by S&P or Fitch (or, if unrated, are deemed to be of comparable quality by the Fund's investment adviser). The Fund may also invest in securities issued and/or guaranteed as to the payment of principal and interest by the U.S. government or its agencies or instrumentalities of the type more fully described under "U.S. Government Income Fund--Acceptable Investments."

INTERNATIONAL SECURITIES. The Fund may invest in international securities (including investment companies which invest primarily in international securities) of the type more fully described under "The Stellar Fund-- Acceptable Investments." The Fund will not invest more than 10% of its assets in international securities.

MONEY MARKET INSTRUMENTS. For temporary defensive purposes (up to 100% of total assets) and to maintain liquidity (up to 35% of total assets), the Fund may invest in U.S. and foreign short-term money market instruments of the type more fully described under "The Stellar Fund--Acceptable Investments."

CERTAIN OTHER PORTFOLIO STRATEGIES. The Fund may also invest or engage in repurchase agreements, when-issued and delayed delivery transactions, investing in securities of other investment companies, lending of portfolio securities, restricted and illiquid securities, and options and futures transactions.

PORTFOLIO INVESTMENTS AND STRATEGIES

-------------------------------------------------------------------------------

CONVERTIBLE SECURITIES. Relative Value Fund, Growth Equity Fund, Capital Appreciation Fund, The Stellar Fund, and Strategic Income Fund may invest in convertible securities. Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities.

ZERO COUPON SECURITIES. Growth Equity Fund, Capital Appreciation Fund, The Stellar Fund, and U.S. Government Income Fund may invest in zero coupon bonds and zero coupon convertible securities. A Fund may invest in zero coupon bonds in order to receive the rate of return through the appreciation of the bond. This application is extremely attractive in a falling rate environment as the price of the bond rises rapidly in value as opposed to regular coupon bonds. A zero coupon bond makes no periodic interest payments and the entire obligation becomes due only upon maturity.

Zero coupon convertible securities are debt securities which are issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero coupon convertible securities accretes at a stated yield until the security reaches its face amount at maturity. Zero coupon convertible securities are convertible into a specific number of shares of the issuer's common stock. In addition, zero coupon convertible securities usually have put features that provide the holder with the opportunity to sell the bonds back to the issuer at a stated price before maturity.

Generally, the price of zero coupon securities are more sensitive to fluctuations in interest than are conventional bonds and convertible securities. In addition, federal tax law requires the holder of a zero coupon security to recognize income from the security prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and to avoid liability of federal income taxes, the Fund will be required to distribute income accrued from zero coupon securities which it owns, and may have to sell portfolio securities (perhaps at disadvantageous times) in order to generate cash to satisfy these distribution requirements.

MORTGAGE-BACKED SECURITIES. U.S. Government Income Fund, Strategic Income Fund, The Stellar Fund and Growth Equity Fund may invest in mortgage-backed securities. Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. There are currently three basic types of mortgage-backed securities: (i) those issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), and the Federal Home Loan Mortgage Corporation ("FHLMC"); (ii) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities; and (iii) those issued by private issuers that represent an interest in or are collateralized by whole loans or mortgage-backed securities without a government guarantee but usually having some form of private credit enhancement.

ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMS"). U.S. Government Income Fund, Strategic Income Fund, The Stellar Fund and Growth Equity Fund may invest in ARMS. ARMS are actively traded, mortgage-backed securities representing interests in adjustable rather than fixed interest rate mortgages. A Fund invests in ARMS issued by GNMA, FNMA, and FHLMC. Strategic Income Fund may also invest in ARMS issued by non-government and private entities. The underlying mortgages which collateralize ARMS issued by GNMA are fully guaranteed by the Federal Housing Administration or Veterans Administration, while those collateralizing ARMS issued by FHLMC or FNMA are typically conventional residential mortgages conforming to strict underwriting size and maturity constraints.

Unlike conventional bonds, ARMS pay back principal over the life of the ARMS rather than at maturity. Thus, a holder of the ARMS, such as a Fund, would receive monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing payments on the underlying mortgages. At the time that a holder of the ARMS reinvests the payments and any unscheduled prepayments of principal that it receives, the holder may receive a rate of interest which is actually lower than the rate of interest paid on the existing ARMS. As a consequence, ARMS may be a less effective means of "locking in" long-term interest rates than other types of U.S.

government securities.

Not unlike other U.S. government securities, the market value of ARMS will generally vary inversely with changes in market interest rates. Thus, the market value of ARMS generally declines when interest rates rise and generally rises when interest rates decline.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). U.S. Government Income Fund, Strategic Income Fund, The Stellar Fund and Growth Equity Fund may invest in CMOs. CMOs are debt obligations collateralized by mortgage loans or mortgage-backed securities. Typically, CMOs are collateralized by GNMA, FNMA, or FHLMC certificates, but may be collateralized by whole loans or private mortgage-backed securities.

A Fund will invest only in CMOs which are rated AAA by a nationally recognized statistical rating organization and which may be: (a) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (b) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or (c) privately issued securities in which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S. government. In addition, Strategic Income Fund may invest in CMOs which are collateralized by pools of mortgages without a government guarantee as to payment of principal and interest, but which have some form of credit enhancement.

ASSET-BACKED SECURITIES. U.S. Government Fund, Strategic Income Fund, The Stellar Fund and Growth Equity Fund may invest in asset-backed securities. Asset-backed securities have structural characteristics similar to mortgage-backed securities but have underlying assets that generally are not mortgage loans or interests in mortgage loans. The Fund may invest in asset-backed securities rated AAA by a nationally recognized statistical rating organization including, but not limited to, interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables, equipment leases, manufactured housing (mobile home) leases, or home equity loans. These securities may be in the form of pass-through instruments or asset-backed bonds. The securities are issued by non-governmental entities and carry no direct or indirect government guarantee.

INVESTMENT RISKS OF MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Mortgage- backed and asset-backed securities generally pay back principal and interest over the life of the security. At the time U.S. Government Income Fund, Strategic Income Fund, The Stellar Fund or Growth Equity Fund reinvests the payments and any unscheduled prepayments of principal received, such Fund may receive a rate of interest which is actually lower than the rate of interest paid on these securities ("prepayment risks"). Mortgage-backed and asset-backed securities are subject to higher prepayment risks than most other types of debt instruments with prepayment risks because the underlying mortgage loans or the collateral supporting asset-backed securities may be prepaid without penalty or premium. Prepayment risks on mortgage-backed securities tend to increase during periods of declining mortgage interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the frequency with which people sell their homes or elect to make unscheduled payments on their mortgages. Although asset-backed securities generally are less likely to experience substantial prepayments than are mortgage-backed securities, certain of the factors that affect the rate of prepayments on mortgage-backed securities also affect the rate of prepayments on asset-backed securities.

While mortgage-backed securities generally entail less risk of a decline during periods of rapidly rising interest rates, mortgage-backed securities may also have less potential for capital appreciation than other similar investments (e.g., investments with comparable maturities) because as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, if mortgage-backed securities are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of a holder's principal investment to the extent of the premium paid. Conversely, if mortgage-backed securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal would increase current and total returns and would accelerate the recognition of income, which would be taxed as ordinary income when distributed to shareholders.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by motor vehicle installment purchase obligations permit the servicer of such receivables to retain possession of the underlying obligations. If the servicer sells these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Further, if a vehicle is registered in one state and is then re-registered because the owner and obligor moves to another state, such re-registration could defeat the original security interest in the vehicle in certain cases. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

OPTIONS TRANSACTIONS. U.S. Government Income Fund, Strategic Income Fund, The Stellar Fund, Growth Equity Fund, and Capital Appreciation Fund may engage in options transactions. Each Fund may purchase and sell options both to increase total return and to hedge against the effect of changes in the value of portfolio securities.

Each Fund may write (i.e., sell) covered call options, and all these Funds except U.S. Government Income Fund may also write covered put options. Strategic Income Fund may only write covered call and put options to the extent of 20% of the value of its net assets at the time such option contracts are written. By writing a call option, a Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised.

All options written by a Fund must be "covered" options. This means that, so long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or in the case of call options on U.S. Treasury bills, substantially similar securities) or have the right to obtain such securities without payment of further consideration (or have segregated cash in the amount of any additional consideration).

A Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option. In the case of The Stellar Fund, the aggregate value of the obligations underlying the puts will not exceed 50% of the Fund's net assets.

The principal reason for writing call or put options is to manage price volatility (or risk). In addition, a Fund will attempt to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. A Fund receives a premium from writing a call or put option which it retains whether or not the option is exercised. By writing a call option, a Fund might lose the potential for gain on the underlying security while the option is open, and by writing a put option, a Fund might become obligated to purchase the underlying security for more than its current market price upon exercise. A Fund will write put options only on securities which a Fund wishes to have in its portfolio and where the Fund has determined, as an investment consideration, that it is willing to pay the exercise price of the option.

U.S. Government Income Fund, Strategic Income Fund, The Stellar Fund, Growth Equity Fund, and Capital Appreciation Fund, may purchase put options, and all these Funds except for U.S. Government Income Fund may also purchase call options. Such investments in put and call options may not exceed 5% of a Fund's assets, represented by the premium paid, and will only relate to specific securities (or groups of specific securities) in which the Fund may invest. A Fund may purchase call and put options for the purpose of offsetting previously written call and put options of the same series. If a Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Put options may also be purchased to protect against price movements in particular securities in a Fund's portfolio. A put option gives a Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. The Funds will purchase options only to the extent permitted by the policies of state securities authorities in states where shares of these Funds are qualified for offer and sale.

Strategic Income Fund, Growth Equity Fund, Capital Appreciation Fund, and The Stellar Fund may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options when options on the portfolio securities held by those Funds are not traded on an exchange. A Fund purchases and writes options only with investment dealers and other financial institutions (such as commercial banks or savings and loan associations) deemed creditworthy by the Funds' investment adviser.

Over-the-counter options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not.

The Stellar Tax-Free Bond Fund may purchase put options on municipal securities in an amount up to 5% of its total assets or may purchase municipal securities accompanied by agreements of sellers to repurchase them at the Fund's option.

FUTURES AND OPTIONS ON FUTURES. U.S. Government Income Fund, Strategic Income Fund, Growth Equity Fund, and Capital Appreciation Fund may purchase and sell futures contracts to hedge against the effect of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions. Futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract, and the buyer agrees to take delivery of the instrument at the specified future time.

Stock index futures contracts are based on indices that reflect the market value of common stock of the firms included in the indices. An index future contract is an agreement to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.

U.S. Government Income Fund, Strategic Income Fund, Growth Equity Fund, and Capital Appreciation Fund may also write call options and purchase put options on futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value. When a Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, a Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.

U.S. Government Income Fund, Strategic Income Fund, Growth Equity Fund, and Capital Appreciation Fund may also write put options and purchase call options on futures contracts as hedges against rising purchase prices of portfolio securities. A Fund will use these transactions to attempt to protect its ability to purchase portfolio securities in the future at price levels existing at the time it enters into the transactions. When a Fund writes a put option on a futures contract, it is undertaking to buy a particular futures contract at a fixed price at any time during a specified period if the option is exercised. As a purchaser of a call option on a futures contract, a Fund is entitled (but not obligated) to purchase a futures contract at a fixed price at any time during the life of the option.

U.S. Government Income Fund, Strategic Income Fund, Growth Equity Fund, and Capital Appreciation Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on a Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of a Fund's total assets. When a Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contract is unleveraged. When a Fund sells futures contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above.

  RISKS. When U.S. Government Income Fund, Strategic Income Fund, Growth Equity Fund, and Capital Appreciation Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in a Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Funds' investment adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, a Fund may lose money on the futures contract or option.

  It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. A Fund's ability to establish and close out futures and options positions depends on this secondary market.

The Stellar Tax-Free Bond Fund reserves the right to enter into interest rate futures contracts and options to buy or sell such contracts as a hedge without shareholder action.

REPURCHASE AGREEMENTS. The securities in which each Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to a Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from a Fund, that Fund could receive less than the repurchase price on any sale of such securities.

LENDING OF PORTFOLIO SECURITIES. Pursuant to a fundamental policy, in order to generate additional income, U.S. Government Income Fund, Strategic Income Fund, Growth Equity Fund, and Capital Appreciation Fund may lend portfolio securities up to one-third of the value of its total assets, on a short-term or long-term basis, to broker/dealers, banks, or other institutional borrowers of securities.

The Funds will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Trustees and where the Funds will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned at all times.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. Each Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which a Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause a Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

A Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, a Fund may enter in transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. A Fund may realize short-term profits or losses upon the sale of such commitments.

RESTRICTED AND ILLIQUID SECURITIES. Each Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws. As a matter of fundamental investment policy which may not be changed without shareholder approval, Relative Value Fund, The Stellar Fund and The Stellar Tax-Free Bond Fund may not invest more than 10%, 10% and 15%, respectively, in restricted securities. As a matter of non-fundamental investment policy, which may be changed without shareholder approval, U.S. Government Income Fund and Strategic Income Fund may not invest more than 15% and 10%, respectively, in restricted securities.

Under criteria established by the Trustees, certain restricted securities are considered to be liquid. To the extent that restricted securities are not determined to be liquid, each of the Funds, except The Stellar Tax-Free Bond Fund, will limit their purchase together with other illiquid securities, including restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of net assets. The Stellar Tax-Free Bond Fund will limit its purchase of illiquid securities to 15% of its net assets, including certain restricted securities or municipal leases not determined by the Trustees to be liquid, repurchase agreements providing for settlement in more than seven days after notice, participation interests and variable rate municipal securities without a demand feature or with a demand feature of longer than seven days and which the Fund's investments adviser believes cannot be sold within seven days.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. U.S. Government Income Fund, Strategic Income Fund, Growth Equity Fund, Capital Appreciation Fund, The Stellar Fund, and The Stellar Tax-Free Bond Fund may invest in securities of other investment companies, but will not own more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of total assets in any one investment company, and invest no more than 10% of total assets in investment companies in general. It should be noted that investment companies incur certain expenses such as management, custodian and transfer agent fees, and, therefore, any investment by a Fund in shares of another investment company would be subject to such duplicate expenses. These limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets.

ADDITIONAL RISK CONSIDERATIONS

FOREIGN SECURITIES. Strategic Income Fund, The Stellar Fund, Relative Value Fund, Growth Equity Fund, Capital Appreciation Fund, and U.S. Government Income Fund may invest in foreign securities. Investing in foreign securities can carry higher returns and risks than those associated with domestic investments. Foreign securities may be denominated in foreign currencies. Therefore, the value in U.S. dollars of a Fund's assets and income may be affected by changes in exchange rates and regulations.

Although a Fund values its assets daily in U.S. dollars, it will not convert its holding of foreign currencies to U.S. dollars daily. When a Fund converts its holdings to another currency, it may incur currency conversion costs. Foreign exchange dealers realize a profit on the difference between the prices at which they buy and sell currencies.

FOREIGN COMPANIES. Other differences between investing in foreign and U.S. companies include:

  . less publicly available information about foreign companies;
  . the lack of uniform financial accounting standards applicable to foreign companies;

  . less readily available market quotations on foreign companies; . differences in government regulation and supervision of foreign securities exchanges, brokers, listed companies, and banks;
  . generally lower foreign securities market volume;
  . the likelihood that foreign securities may be less liquid or more volatile;

  . generally higher foreign brokerage commissions;

  . possible difficulty in enforcing contractual obligations or obtaining court judgments abroad because of differences in the legal systems;

  . unreliable mail service between countries; and

  . political or financial changes which adversely affect investments in some countries.

U.S. GOVERNMENT POLICIES. In the past, U.S. government policies have discouraged or restricted certain investments abroad. Although these Funds are unaware of any current restrictions which would materially adversely affect its ability to meet its investment objective and policies, investors are advised that these U.S. government policies could be reinstituted. FIXED INCOME SECURITIES. The Funds may invest in fixed income securities. The prices of fixed income securities fluctuate inversely in relation to the direction of interest rates. The prices of longer-term fixed income securities fluctuate more widely in response to market interest rate changes. Fixed income securities rated BBB by S&P or Fitch or Baa by Moody's have more speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher-rated fixed income securities. In the event that a fixed income security which had an eligible rating when purchased is downgraded below the eligible rating, the Fund's investment adviser will promptly re-assess whether continued holding of the security is consistent with the Fund's objective.

REAL ESTATE INVESTMENT TRUSTS. Strategic Income Fund, Growth Equity Fund, and The Stellar Fund may purchase interests in real estate investment trusts. Risks associated with real estate investments include the fact that equity and mortgage real estate investment trusts are dependent upon management skill and are not diversified, and are, therefore, subject to the risk of financing single projects or unlimited number of projects. They are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Additionally, equity real estate investment trusts may be affected by any changes in the value of the underlying property owned by the trusts, and mortgage real estate investment trusts may be affected by the quality of any credit extended. The investment adviser seeks to mitigate these risks by selecting real estate investment trusts diversified by sector (shopping malls, apartment building complexes, and health care facilities) and geographic location.

INVESTMENT LIMITATIONS

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BORROWING MONEY

U.S. Government Income Fund, The Stellar Fund, The Stellar Tax-Free Bond Fund, Relative Value Fund, Growth Equity Fund, and Capital
Appreciation Fund will not borrow money or pledge securities except, under certain circumstances, each Fund may borrow money up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings. In the case of Growth Equity Fund, Capital Appreciation Fund and The Stellar Tax-Free Bond Fund, the above prohibition against borrowing specifically encompasses reverse repurchase agreements.

DIVERSIFICATION

With respect to 100% of the value of total assets (Relative Value Fund will not, and with respect to 75% of the value of total assets) U.S. Government Income Fund, Strategic Income Fund, The Stellar Fund, Growth Equity Fund, and Capital Appreciation Fund will not invest more than 5% in securities of one issuer except cash and cash items, U.S. government securities, and repurchase agreements (in the case of Strategic Income Fund, The Stellar Fund, Relative Value Fund, Growth Equity Fund, and Capital Appreciation Fund). The Stellar Fund and Relative Value Fund will not acquire more than 10% of the voting securities of any one issuer.

INVESTING IN NEW ISSUERS

The Stellar Fund and Relative Value Fund will not invest more than 5% of its in securities of issuers that have records of less than three years of continuous operations.

ACQUIRING SECURITIES

Relative Value Fund will not purchase more than 10% of the outstanding voting securities of any one issuer.

The above investment limitations cannot be changed without shareholder approval.

STAR FUNDS INFORMATION

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MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Funds are made by Star Bank, N.A., the Funds' investment adviser (the "Adviser" or "Star Bank"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Funds and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Funds.

  ADVISORY FEES. The Adviser is entitled to receive an annual investment advisory fee equal to a percentage of each Fund's average daily net assets as follows: 0.60% of U.S. Government Income Fund; 0.75% of Relative Value Fund, Growth Equity Fund and The Stellar Tax-Free Bond Fund; and 0.95% of Strategic Income Fund, The Stellar Fund, and Capital Appreciation Fund. The Adviser may voluntarily choose to waive a portion of its fee or reimburse the Funds for certain operating expenses. The Adviser can terminate this voluntary waiver of its advisory fees at any time at its sole discretion.

  ADVISER'S BACKGROUND. Star Bank, a national bank, was founded in 1863 and is the largest bank and trust organization of StarBanc
  Corporation. As of December 31, 1996, Star Bank had an asset base of $10.09 billion.

  Star Bank's expertise in trust administration, investments, and estate planning ranks it among the most predominant trust institutions in Ohio, with assets of $30.24 billion as of December 31, 1996.

  Star Bank has managed commingled funds since 1957. As of December 31, 1996, it manages three common trust funds and collective investment funds having a market value in excess of $65.9 million. Additionally, Star Bank has advised the portfolios of the Trust since 1989.

  As part of its regular banking operations, Star Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of Star Bank. The lending relationship will not be a factor in the selection of securities.

  B. Randolph Bateman has been Senior Vice President and Chief Investment Officer of Star Bank's Trust Financial Services Group and Manager of its Capital Asset Management Division since 1988. Mr. Bateman has managed the international bonds component of Strategic Income Fund since its inception, and the international securities component of The Stellar Fund since May 1993. Mr. Bateman earned a Bachelor of Arts degree in Economics from North Carolina State University and earned the Chartered Financial Analyst designation.
      Joseph P. Belew, a Vice President and Trust Officer and Manager of the Trust Financial Services division at Star Bank, N.A., Butler County, since 1979, has been employed by Star Bank in various capacities since 1979. Mr. Belew has been Relative Value Fund's portfolio manager since its inception in June 1991. He earned a Bachelor of Business Administration degree in Business Management
  from Belmont College.          Carolyn A. Baril has been a Trust
  Investment Officer for the Capital Management Division of Star Bank since January 1997. In July 1997, Ms. Baril assumed responsibility as Fund Manager for the REIT component of The Stellar Fund and Star Strategic Income Fund. Prior to joining Star Bank, Ms. Baril was a Research Analyst with Fifth Third Investment Advisers from June 1993 to January 1997, and was a Financial Analyst with Beth Israel Hospital in Boston, Massachusetts from May 1992 to June 1993. Ms. Baril earned a Bachelor of Business Administration degree from Simmons College and is currently enrolled in the Masters of Business
  Administration program at Xavier University.          David J.
  DeLoach has been a Trust Officer for the Capital Management Division of Star Bank since December 1993. In July 1997, Mr. DeLoach assumed responsibility as Fund Manager for Star Capital Appreciation Fund. Prior to joining Star Bank, Mr. DeLoach was a portfolio manager with MPACT Securities, the investment research and advisory arm of MCORP of Dallas, Texas from February 1987 to July 1988, and a money trader with The Mitsubishi Bank, Ltd., Houston, Texas Agency from November 1988 to December 1993. Mr. DeLoach earned a Bachelor of Arts degree in Economics from The University of Texas at Austin, and a Masters Degree in Agricultural Economics from Texas A&M University.

  Donald L. Keller, a Senior Vice President Investment Manager for the Charitable Trust and Retirement Plan Services Division of Star Bank since 1993, has been employed by Star Bank in various capacities since 1982. Mr. Keller has managed the Star Growth Equity Fund since its inception. He managed the domestic equity securities components of The Stellar Fund and Strategic Income Funds since their inceptions through December 1995. He also supported the domestic and international equity and fixed income components of Capital Appreciation Fund since its inception through December 1995. Mr. Keller earned a Bachelor of Business Administration Degree in Finance and Accounting from the University of Cincinnati. He also earned his Masters in Finance from Xavier University.

  Kirk F. Mentzer, Senior Trust Officer and Director of Fixed Income Research for the Capital Management Division of Star Bank since 1992, has been employed by Star Bank in various capacities since 1989. Mr. Mentzer has managed the Star U.S. Government Income Fund since its inception. He has also managed the domestic and structured fixed income components of Star Strategic Income Fund and the domestic fixed income component of The Stellar Fund since such Funds' inceptions. Mr. Mentzer earned a Bachelor of Business Administration degree in Finance from the University of Cincinnati and a Masters degree in Finance from Xavier University.

  Kenneth D. Lamson is a Fund Manager and Investment Analyst for the Capital Management Division of Star Bank. He is responsible for the management of the cash equivalent components of the Star Funds. Mr. Lamson joined Star Bank in 1993 as the portfolio assistant and mortgage-backed securities specialist for the Bank's Treasury Division. Prior to joining Star Bank, Mr. Lamson served as an Assistant Examiner for the Federal Deposit Insurance Corporation since August, 1990. He earned his Bachelor of Science in Business Management from Jacksonville State University, and is currently pursuing his Chartered Financial Analyst designation and Masters of Business Administration. He has been a mentor and tutor for the Cincinnati Youth Collaborative and is an advisor for the Explorers program of the Boy Scouts of America.

  Peter Sorrentino is Vice President and Director of Portfolio Management and Research for the Capital Management Division of Star Bank. Mr. Sorrentino has managed the domestic equity component of Star Strategic Income Fund and The Stellar Fund since January 1996. Prior to joining Star Bank in 1996, Mr. Sorrentino served as Regional Director of Portfolio Management for Banc One Investment Advisors since 1987. Mr. Sorrentino earned a Bachelor of Business Administration degree in Finance and Accounting from the University of Cincinnati. He also earned the Chartered Financial Analyst designation.

  Mary Jo McGeorge is the Municipal Fund Manager for the Capital Management Division of Star Bank. She has overseen all municipal fund management and credit analysis for The Stellar Tax-Free Bond Fund since its inception. Ms. McGeorge also serves as the portfolio manager of Star Tax-Free Money Market Fund, another portfolio of the Trust. In addition to the management of Star Tax-Free Money Market Fund and The Stellar Tax-Free Bond Fund, Ms. McGeorge is responsible for all tax-exempt fixed income investing within the Trust Department of Star Bank. Ms. McGeorge joined Star Bank in 1976 and has extensive trading, credit and funds management experience.

DISTRIBUTION OF FUND SHARES

Federated Securities Corp. is the distributor for shares of the Funds. It is a Pennsylvania corporation organized on November 14, 1969, and is the distributor for a number of investment companies. Federated Securities Corp.

is a subsidiary of Federated Investors.



DISTRIBUTION PLAN. Pursuant to the provisions of a distribution plan adopted in accordance with the Investment Company Act Rule 12b-1 (the "Plan"), U.S. Government Income Fund, The Stellar Fund (Investment Shares), The Stellar Tax- Free Bond Fund, Relative Value Fund (Investment Shares), Strategic Income Fund, Growth Equity Fund (Investment Shares), and Capital Appreciation Fund may pay to the distributor an amount computed at an annual rate of up to 0.25% of the average daily net assets, in each case to finance any activity which is principally intended to result in the sale of shares subject to the Plan.

Federated Securities Corp. may from time to time, and for such periods as it deems appropriate, voluntarily reduce its compensation under the Plan to the extent the expenses attributable to the shares exceed such lower expense limitation as the distributor may, by notice to the Trust, voluntarily declare to be effective.

The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales and/or administrative support services as agents for their clients or customers who beneficially own shares of the Funds.

Financial institutions will receive fees from the distributor based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the distributor.

The Funds' Plan is a compensation type plan. As such, the Funds make no payments to the distributor except as described above. Therefore, the Funds do not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Funds, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Funds under the Plan.

The Glass-Steagall Act limits the ability of a depository institution (such as a commercial bank or a savings and loan association) to become an underwriter or distributor of securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the services.

ADDITIONAL DISTRIBUTION PAYMENTS. The distributor will, periodically, uniformly offer to pay additional amounts in the form of cash or promotional incentives consisting of trips to sales seminars at luxury resorts, tickets or other items, to all dealers selling shares of the Funds. Such payments will be predicated upon the amount of shares of a Fund that are sold by the dealer. Any such payments will be made from the assets of the distributor (including any portion of any sales charge returned by the distributor) and will not result in a charge to a Fund. In addition, the distributor will pay dealers an amount equal to 2.2% of the net asset value of all shares of Strategic Income Fund and Investment Shares of the Growth Equity Fund, purchased by their clients or customers. These payments will be made directly by the distributor from its assets, and will not be made from assets of the Fund.

ADMINISTRATIVE ARRANGEMENTS. The distributor may select brokers and dealers to provide distribution and administrative services. The distributor may also select administrators (including depository institutions such as commercial banks and savings and loan associations) to provide administrative services. These administrative services include distributing prospectuses and other information, providing accounting assistance, and communicating or facilitating purchases and redemptions of each of the Fund's shares.

Brokers, dealers, and administrators will receive fees from the distributor based upon shares of a Fund owned by their clients or customers. The fees are calculated as a percentage of the average aggregate net asset value of shareholder accounts during the period for which the brokers, dealers, and administrators provide services. The current annual rate of such fees is up to 0.30% of average net assets of a Fund. Any fees paid for these services by the distributor will be reimbursed by the Adviser. Payments made pursuant to these arrangements are in addition to any payments made under a Fund's Rule 12b-1 Distribution Plan or a Fund's Shareholder Services Plan.

SHAREHOLDER SERVICES PLAN. Under the terms of the Shareholder Services Agreement with Star Bank, N.A., each Fund will pay Star Bank, N.A. up to 0.25% of its average daily net assets for the period. For the foreseeable future, the Funds plan to limit the Shareholder Servicing Fee to 0.05% of average daily net assets. This fee is to obtain certain services for shareholders and to maintain shareholder accounts.

ADMINISTRATION OF THE FUNDS

ADMINISTRATIVE SERVICES. Federated Administrative Services,
Pittsburgh, Pennsylvania, a subsidiary of Federated Investors, provides the Funds with certain administrative personnel and services necessary to operate the Funds, and the separate classes, as applicable, such as legal and accounting services. Federated
Administrative Services provides these at an annual rate as specified below:


                MAXIMUM                          AVERAGE AGGREGATE DAILY NET
          ADMINISTRATIVE FEE                         ASSETS OF THE TRUST

          ------------------                    ------------------------------

                 .150%                            on the first $250 million
                 .125%                             on the next $250 million
                 .100%                             on the next $250 million
                      on assets in excess of $750

                 .075%                                     million


The administrative fee received during any fiscal year shall be at least $50,000 per Fund. Federated Administrative Services may choose to voluntarily waive a portion of its fee at any time.

CUSTODIAN. Star Bank, N.A., is the Funds' custodian for which it receives a fee of .025% of the average daily net assets. The fee is based on the level of each Funds' average net assets for the period, plus out-of-pocket expenses.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND PORTFOLIO ACCOUNTING SERVICES. Federated Shareholder Services Company, Pittsburgh,
Pennsylvania, a subsidiary of Federated Investors, is transfer agent and dividend disbursing agent for the Funds. It also provides certain accounting and recordkeeping services with respect to each Fund's portfolio investments.

INDEPENDENT PUBLIC ACCOUNTANTS. The independent public accountants for the Funds are Arthur Andersen LLP, Pittsburgh, Pennsylvania.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling shares of the Funds and other funds distributed by Federated Securities Corp. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.

NET ASSET VALUE

-------------------------------------------------------------------------------


Each Fund's net asset value per share fluctuates. It is determined by dividing the sum of the market value of all securities and other assets, less liabilities, by the number of shares outstanding. With respect to The Stellar Fund, Relative Value Fund and Growth Equity Fund, the net asset value for Trust Shares will differ from that of Investment Shares due to the variance in net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

INVESTING IN THE FUNDS

-------------------------------------------------------------------------------

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in any of the Funds by an investor is $1,000 ($25 for Star Bank Connections Group banking customers and Star Bank employees and members of their immediate family). Subsequent investments may be in any amounts. For customers of Star Bank, an institutional investor's minimum investment will be calculated by combining all mutual fund accounts it maintains with Star Bank and invests with the Funds.

WHAT SHARES COST

Shares of U.S. Government Income Fund are sold at their net asset value next determined after an order is received, plus a sales charge as follows:


                                          SALES CHARGE AS A     SALES CHARGE AS
                                         PERCENTAGE OF PUBLIC   A PERCENTAGE OF

      AMOUNT OF TRANSACTION                 OFFERING PRICE    NET AMOUNT INVESTED

      ---------------------------------  -------------------- -------------------
      Less than $100,000                        3.50%                3.62%
      $100,000 but less than $250,000           3.00%                3.09%
      $250,000 but less than $500,000           2.00%                2.04%
      $500,000 but less than $1,000,000         1.50%                1.52%
      $1,000,000 or more                        0.00%                0.00%


Shares of Capital Appreciation Fund and The Stellar Tax-Free Bond Fund and Investment Shares of The Stellar Fund and Relative Value Fund, are sold at their net asset value next determined after an order is received, plus a sales charge, as follows:


                                           SALES CHARGE AS A     SALES CHARGE AS
                                             PERCENTAGE OF       A PERCENTAGE OF

      AMOUNT OF TRANSACTION              PUBLIC OFFERING PRICE NET AMOUNT INVESTED

      ---------------------------------  --------------------- -------------------
      Less than $100,000                         4.50%                4.71%
      $100,000 but less than $250,000            3.75%                3.90%
      $250,000 but less than $500,000            2.50%                2.56%
      $500,000 but less than $750,000            2.00%                2.04%
      $750,000 but less than $1 million          1.00%                1.01%
      $1 million or more                         0.25%                0.25%

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor
Day, Thanksgiving Day, and Christmas Day.     PURCHASES AT NET ASSET
VALUE. Shares of Strategic Income Fund, and Growth Equity Fund, and Trust Shares of The Stellar Fund and Relative Value Fund, are sold at their net asset value next determined after an order is received. There is no sales charge imposed by such Funds at the time of purchase. Under certain circumstances described under "Redeeming Shares," shareholders may be charged a contingent deferred sales charge by the distributor at the time shares of Strategic Income Fund and Investment Shares of Growth Equity Fund are redeemed.



In addition, the following persons may purchase shares of U.S. Government Income Fund, Capital Appreciation Fund, and The Stellar Tax-Free Bond Fund, and Investment Shares of The Stellar Fund and Relative Value Fund, at net asset value, without a sales charge: (a) employees and retired employees of Star Bank, Federated Securities Corp., or their affiliates, or of any bank or investment dealer who has a sales agreement with Federated Securities Corp. with regard to the Funds, and members of their families (including parents, grandparents, siblings, spouses, children, and in-laws) of such employees or retired employees; (b) trust customers of StarBanc Corporation and its subsidiaries; (c) and non-trust customers of
financial advisers.          SALES CHARGE REALLOWANCE. For sales of
shares of U.S. Government Income Fund, Capital Appreciation Fund, and The Stellar Tax-Free Bond Fund, and Investment Shares of The Stellar Fund and Relative Value Fund, Star Bank or any authorized dealer will normally receive up to 89% of the applicable sales charge. Any portion of the sales charge which is not paid to Star Bank or a dealer will be retained by the distributor.

The sales charge for shares sold other than through Star Bank or registered broker/dealers will be retained by the distributor. The distributor may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the initiation of customer accounts and purchases of Fund shares.

REDUCING THE SALES CHARGE

The sales charge can be reduced on the purchase of shares through:

  . quantity discounts and accumulated purchases;
  . signing a 13-month letter of intent;
  . using the reinvestment privilege; or

  . concurrent purchases.



QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES. As shown in the previous table, larger purchases reduce the sales charge paid. U.S. Government Income Fund, Capital Appreciation Fund, and The Stellar Tax-Free Bond Fund, and Investment Shares of The Stellar Fund and Relative Value Fund will combine purchases made on the same day by the investor, his spouse, and his children under age 21 when it calculates the sales
charge.          If an additional purchase of Fund shares is made, the
Funds will consider the previous purchases still invested in the Funds. For example, if a shareholder already owns shares having a current value at the net asset value of $90,000 and he purchases $10,000 more at the current net asset value, the sales charge on the additional purchase according to the schedule now in effect would be 3.00%, not 3.50% for U.S. Government Income Fund, and 3.75%, not 4.50% for Capital Appreciation Fund and The Stellar Tax-Free Bond Fund, and Investment Shares of The Stellar Fund and Relative Value Fund.

To receive the sales charge reduction, Star Bank or the distributor must be notified by the shareholder in writing at the time the purchase is made that Fund shares are already owned or that purchases are being combined. The Funds will reduce the sales charge after it confirms the purchases.



LETTER OF INTENT. If a shareholder intends to purchase at least $100,000 of shares in the Funds (excluding money market funds) over the next 13 months, the sales load may be reduced by signing a letter of intent to that effect. This Letter of Intent includes a provision for a sales load adjustment depending on the amount actually purchased within the 13-month period and a provision for the custodian to hold up to 3.50% of the total price of the shares of U.S. Government Income Fund, and 4.50% of the total price of shares of Capital Appreciation Fund and The Stellar Tax-Free Bond Fund, and Investment Shares of The Stellar Fund and Relative Value Fund, as the case may be, intended to be purchased in escrow (in shares) until such purchase is completed. The shares held in escrow in the shareholder's account will be released at the fulfillment of the Letter of Intent or the end of the 13-month period, whichever comes first. If the amount specified in the Letter of Intent is not purchased, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales load.

This Letter of Intent will not obligate the shareholder to purchase shares, but if he does, each purchase during the period will be at the sales load applicable to the total amount intended to be purchased. At the time a Letter of Intent is established, current balances in accounts in shares of any of the Funds, excluding money market accounts, will be aggregated to provide a purchase credit towards fulfillment of the Letter of Intent. Prior
trade prices will not be adjusted.     REINVESTMENT PRIVILEGE. If
shares in U.S. Government Income Fund, Capital Appreciation Fund, or The Stellar Tax-Free Bond Fund, or Investment Shares of The Stellar Fund or Relative Value Fund have been redeemed, the shareholder has a one-time right, within 30 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. Star Bank or the distributor must be notified by the shareholder in writing or by his financial institution of the reinvestment in order to eliminate a sales charge. If the shareholder redeems his shares in any of these Funds, there may be tax consequences. Shareholders contemplating such transactions should consult their own tax advisers.
         CONCURRENT PURCHASES. For purposes of qualifying for a sales charge reduction, a shareholder has the privilege of combining concurrent purchases of two or more funds in the Trust, the purchase price of which includes a sales charge. For example, if a shareholder concurrently invested $30,000 in one of the other funds in the Trust with a sales charge and $70,000 in U.S. Government Income Fund, Capital Appreciation Fund, or The Stellar Tax-Free Bond Fund, or Investment Shares of The Stellar Fund or Relative Value Fund, the sales charge would be reduced.

To receive this sales charge reduction, Star Bank or the distributor must be notified by the shareholder in writing at the time the concurrent purchases are made. The Fund will reduce the sales charge after it confirms the purchases.

SYSTEMATIC INVESTMENT PLAN

Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $25. Under this plan, funds may be withdrawn periodically from the shareholder's checking account and invested in shares of the Funds at the net asset value next determined after an order is received by Star Bank, plus the applicable sales charge. A shareholder may apply for participation in this plan through Star Bank.

SHARE PURCHASES

Shares are sold on days on which the New York Stock Exchange and the Federal Reserve wire system are open for business.

A customer of Star Bank may purchase shares of the Funds through Star Bank. Texas residents must purchase shares through Federated Securities Corp. at 1- 800-356-2805. In connection with the sale of shares of the Funds, the distributor may from time to time offer certain items of nominal value to any shareholder or investor. The Funds reserve the right to reject any purchase request.

THROUGH STAR BANK. To place an order to purchase shares of a Fund, a customer of Star Bank may telephone Star Bank at 1-800-677-FUND or place the order in person. Purchase orders given by telephone may be electronically recorded.

Payment may be made to Star Bank either by check or federal funds. When payment is made with federal funds, the order is considered received when federal funds are received by Star Bank. Purchase orders must be telephoned to Star Bank by 3:30 p.m. (Eastern time) and payment by federal funds must be received by Star Bank before 3:00 p.m. (Eastern time) on the following day. Orders are considered received after payment by check is converted into federal funds. This is normally the next business day after Star Bank receives the check.

For purchases by employees, individual investors, or through registered broker/dealers, requests must be received by Star Bank by 3:30 p.m. (Eastern time) and payment is required in three business days.

Shares cannot be purchased on days on which the New York Stock
Exchange is closed or on federal holidays restricting wire transfers.



BY MAIL. To purchase shares of a Fund by mail, individual investors may send a check made payable to the Fund name (and class name for The Stellar Fund, Relative Value Fund and Growth Equity Fund) to: Star Funds Shareholder Services, Star Bank, N.A., 425 Walnut Street, ML 7135, Cincinnati, Ohio 45202.



Orders by mail are considered received after payment by check is converted by Star Bank into federal funds. This is normally the next business day after Star Bank receives the check.

FREQUENT INVESTOR PROGRAM

Under the Frequent Investor Program ("Program"), eligible persons who purchase shares ("Program Shares") of any Star Fund (other than Star Tax-Free Money Market Fund and Star Treasury Fund) on or after August 12, 1996 will receive points ("Points") which, upon accumulation of 50,000 Points, may be used to purchase a round trip airline ticket to any of the 50 states on any U.S.

carrier.

The following terms and conditions apply with respect to the Program:
(a) one Point will be awarded per dollar invested (gross of sales charges) in Program Shares: (b) Program Shares purchased may be redeemed at any time without loss of Points; (c) a maximum of 100,000 Points may be earned in any 12-month period; (d) all unused Points will expire one year from the latest purchase of Program Shares of $100 or more; and (e) Points are not transferable.

All airline tickets are subject to the following stipulations and restrictions: (i) the ticket will be non-refundable and for a coach seat; (ii) the price of the ticket may not exceed $500 inclusive of taxes and destinations charges, although the shareholder may elect to pay any overage; (iii) all travel must be within the 50 United States;
(iv) interim stopovers may not exceed four hours; (v) tickets will be mailed to the shareholder account address (overnight shipping is available at the shareholder's expense); (vi) there are no "blackout" dates; (vii) 21-day advance purchase and Saturday night stay-over are required; and (viii) tickets may be purchased in any individual's name

The Program does not apply with respect to: (i) shares which are purchased without a front-end sales charge or a contingent deferred sales charge including shares which are acquired through reinvestment of dividend or capital gain distributions; (ii) shares acquired in exchange for shares in another Star Fund; and (iii) shares owned prior to August 12, 1996.

The Program is subject to modification or termination on 90-days notice at the option of Star Bank, N.A. Star Bank may from time-to-time create special offering periods featuring bonus points or other temporary enhancements to the Program. Existing and prospective shareholders will be given notice of such special offering periods.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Funds, Federated Shareholder Services
Company maintains a share account for each shareholder of record.

Share certificates are not issued.

Detailed confirmations of each purchase or redemption are sent to each shareholder and dividend confirmations are sent to each shareholder to report dividends paid.

DIVIDENDS AND CAPITAL GAINS

With respect to U.S. Government Income Fund, dividends are declared daily and paid monthly. With respect to Strategic Income Fund and The Stellar Tax-Free Bond Fund, dividends are declared and paid monthly. Dividends and capital gains will be automatically reinvested in additional shares of one of these Funds on payment dates at net asset value, unless cash payments are requested by writing to the Fund or Star Bank.

With respect to The Stellar Fund, Relative Value Fund, Growth Equity Fund, and Capital Appreciation Fund, dividends are declared and paid quarterly. Dividends and capital gains will be automatically reinvested in additional shares of one of these Funds on payment dates at the ex-dividend date at net asset value, unless cash payments are requested by writing to a Fund or Star Bank.

Capital gains realized by the Funds, if any, will be distributed once every twelve months.

EXCHANGE PRIVILEGE

-------------------------------------------------------------------------------

EXCHANGING SHARES OF U.S. GOVERNMENT INCOME FUND, THE STELLAR FUND, THE STELLAR TAX-FREE BOND FUND, RELATIVE VALUE FUND AND CAPITAL APPRECIATION FUND



Shareholders of U.S. Government Income Fund, The Stellar Fund, The Stellar Tax-Free Bond Fund, Relative Value Fund, and Capital Appreciation Fund may exchange shares for shares of those other non-money market funds in the Star Funds which impose a front-end sales charge, and may also exchange for shares of Star Tax-Free Market Fund and Star Treasury Fund. In addition, shares of U.S. Government Income Fund, The Stellar Fund, The Stellar Tax-Free Bond Fund, Relative Value Fund

and Capital Appreciation Fund may also be exchanged for certain other funds distributed by Federated Securities Corp. that are not advised by Star Bank, N.A. ("Federated Funds"). For further information on the availability of Federated Funds for exchanges, call Star Bank at 1-800-677-FUND. Shareholders who exercise this exchange privilege must exchange shares having a total net asset value of at least $1,000. Prior to any exchange, the shareholder must receive a copy of the current prospectus of the fund into which an exchange is to be effected.

Shares may be exchanged at net asset value, plus the difference between the Funds' sales charge (if any) already paid and any sales charge of the fund into which shares are to be exchanged, if higher.

When an exchange is made from a fund with a sales charge to a fund with no sales charge, the shares exchanged and additional shares which have been purchased by reinvesting dividends on such shares retain the character of the exchanged shares for purposes of exercising further exchange privileges; thus, an exchange of such shares for shares of a fund with a sales charge would be at net asset value.

EXCHANGING SHARES OF STRATEGIC INCOME FUND AND GROWTH EQUITY FUND

Shareholders of Strategic Income Fund and Growth Equity Fund may exchange shares of a Fund for shares of any fund in the Star Funds which imposes a contingent deferred sales charge, and may also exchange shares for shares of Star Tax-Free Money Market Fund and Star Treasury Fund. Shareholders who exercise this exchange privilege must exchange shares in either of these Funds having a total net asset value of at least $1,000. Prior to any exchange, the shareholder must receive a copy of the current prospectus of the fund into which an exchange is to be effected.

A contingent deferred sales charge is not assessed in connection with an exchange of shares in either of these Funds for shares of the other Star Funds described above. However, if the shareholder redeems shares within five years of the original purchase, a contingent deferred sales charge will be imposed. For purposes of computing the contingent deferred sales charge, the length of time the shareholder has owned shares will be measured from the date of original purchase and will not be affected by the exchange.

EXCHANGE-BY-TELEPHONE

Instructions for exchanges between funds which are part of the Star Funds may be given by telephone to Star Bank at 1-800-677-FUND or to the distributor. Shares may be exchanged by telephone only between fund accounts having identical shareholder registrations. Exchange instructions given by telephone may be electronically recorded.

Telephone exchange instructions must be received before 3:30 p.m. (Eastern time) in order for shares to be exchanged the same day. The telephone exchange privilege may be modified or terminated at any time. Shareholders will be notified of such modification or termination. Shareholders of the Fund may have difficulty in making exchanges by telephone through brokers, banks, or other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact his broker, bank, or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail.

If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

OTHER MATTERS AFFECTING THE EXCHANGE PRIVILEGE

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange will be redeemed at the next-determined net asset value.

Written exchange instructions may require a signature guarantee. Exercise of this privilege is treated as a sale for federal income tax purposes and depending on the circumstances, a short or long-term capital gain or loss may be realized. The exchange privilege may be terminated at any time. Shareholders will be notified of the termination of the exchange privilege. A shareholder may obtain further information on the exchange privilege by calling Star Bank at 1-800-677-FUND.

REDEEMING SHARES

-------------------------------------------------------------------------------

U.S. Government Income Fund, The Stellar Fund, The Stellar Tax-Free Bond Fund, Relative Value Fund, and Capital Appreciation Fund redeem shares at their net asset value next determined after Star



Bank receives the redemption request. Strategic Income Fund and Investment Shares of the Growth Equity Fund redeem shares at their net asset value, less any applicable contingent deferred sales charge, next determined after Star Bank receives the redemption request. (See "Contingent Deferred Sales Charge.") Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests cannot be executed on days on which the New York Stock Exchange is closed or on federal holidays restricting wire transfers. Requests for redemption for the Funds can be made in person, by telephone through Star Bank, or by mail.

BY TELEPHONE. A shareholder who is a customer of Star Bank may redeem shares of the Fund by telephoning Star Bank at 1-800-677-FUND. Redemption requests given by telephone may be electronically recorded. For calls received by Star Bank before 3:30 p.m. (Eastern time), proceeds will normally be wired the following day to the shareholder's account at Star Bank or a check will be sent to the address of record. In no event will proceeds be wired or a check mailed more than seven days after a proper request for redemption has been received. If, at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified. Authorization forms and information on this service are available from Star Bank.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption should be considered.

If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

BY MAIL. Shareholders may also redeem shares by sending a written request to Star Funds Shareholder Services, Star Bank, N.A., 425 Walnut Street, ML 7135, Cincinnati, Ohio 45202. The written request must include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested. Shareholders may call a Fund for assistance in redeeming by mail.

  SIGNATURES. Shareholders requesting a redemption of any amount to be sent to an address other than that on record with a Fund or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

  . a trust company or commercial bank whose deposits are insured by the BIF, which is administered by the FDIC;

  . a member of the New York, American, Boston, Midwest, or Pacific Stock
   Exchange;

  . a savings bank or savings association whose deposits are insured by the SAIF, which is administered by the FDIC; or

  . any other "eligible guarantor institution" as defined in the Securities
   Exchange Act of 1934.

The Funds do not accept signatures guaranteed by a notary public.

The Trust and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Trust may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Trust and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

CONTINGENT DEFERRED SALES CHARGE



Shareholders redeeming shares from Strategic Income Fund and Investment Shares of the Growth Equity Fund within five full years of the purchase date will be charged a contingent deferred sales charge ("CDSC") by the Funds' distributor. Any applicable CDSC will be imposed on the lesser of the net asset value of the redeemed shares at the time of purchase or the net asset value of the redeemed shares at the time of redemption in accordance with the following schedule:


             YEAR OF REDEMPTION                            CONTINGENT DEFERRED
               AFTER PURCHASE                                 SALES CHARGE

             ------------------                            -------------------
                   Year 1                                         5.00%
                   Year 2                                         4.00%
                   Year 3                                         3.00%
                   Year 4                                         2.00%
                   Year 5                                         1.00%
                   Year 6                                         0.00%

The CDSC will not be charged for redemption in connection with the Fund's Systematic Withdrawal Plan not in excess of 10% of the initial balance of the account calculated annually. The CDSC will not be charged with respect to: (1) shares acquired through the reinvestment of dividends or distributions of short-term or long-term capital gains and (2) shares held for more than five full years from the date of purchase. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a CDSC. In computing the amount of CDSC, redemptions are deemed to have occurred in the following order: (1) shares of a Fund acquired through the reinvestment of dividends and long-term capital gains; (2) shares of a Fund held for more than five full years from the date of purchase; and (3) shares of a Fund held for fewer than five full years on a first-in, first-out basis. A CDSC is not assessed in connection with an exchange of shares of a Fund for shares of certain other Star Funds that are also subject to CDSC's as described in this prospectus under the section entitled "Exchanging Shares." Moreover, the CDSC will be eliminated with respect to certain redemptions.

(See "Elimination of CDSC.")

ELIMINATION OF CONTINGENT DEFERRED SALES CHARGE

The CDSC will be eliminated with respect to the following redemptions:
(1) redemptions following the death or disability, as defined in
Section 72(m)(7) of the Internal Revenue Code of 1986, as amended, of a shareholder*; (2) redemptions representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70 1/2; and (3) involuntary redemptions by shares of a Fund in shareholder accounts that do not comply with the minimum balance requirements. The exemption from the CDSC for Individual Retirement Accounts or other retirement plans does not extend to account transfers, rollovers, and
other redemptions made for purposes of reinvestment.     Shares of a
Fund purchased by the following entities are not subject to the CDSC to the extent that no payment was advanced for purchases made by such entities: (a) employees and retired employees of Star Bank, Federated Securities Corp., or their affiliates, or of any bank or investment dealer who has a sales agreement with Federated Securities Corp. with regard to Strategic Income Fund or Investment Shares of the Growth Equity Fund, and members of their families (including parents, grandparents, siblings, spouses, children, and in-laws) of such employees or retired employees; (b) trust customers of StarBanc Corporation and its subsidiaries; and (c) non-trust customers of
financial advisers.          Strategic Income Fund and Investment
Shares of the Growth Equity Fund reserve the right to discontinue elimination of the CDSC. Shareholders will be notified of such elimination. Any shares of a Fund purchased prior to the termination of such waiver would have the CDSC eliminated as provided in the Funds' prospectus at the time of purchase of Fund shares. If a shareholder making a redemption qualified for an elimination of the CDSC, the shareholder must notify Federated Securities Corp. or the transfer agent in writing that the shareholder is entitled to such elimination.

SYSTEMATIC WITHDRAWAL PLAN

Shareholders invested in shares of the Funds may engage in a Systematic Withdrawal Plan. Under this plan, accounts may arrange for regular monthly or quarterly fixed withdrawal payments. Each payment must be at least $25 and may be as much as 1.50% per month or 4.50% per quarter of the total net asset value of the shares in the account when the Systematic Withdrawal Plan is opened. Depending upon the amount of the withdrawal payments and the amount of dividends paid with

--------
*To receive the CDSC exemption with respect to death or disability, Star Bank or the distributor must be notified in writing at the time of the redemption that the shareholder, or the shareholder's executor/executrix, requests the exemption.

respect to shares of a Fund, redemptions may reduce, and eventually deplete, the shareholder's investment in a Fund. For this reason, payments under this plan should not be considered as yield or income on the shareholder's investment in a Fund. Due to the fact that shares are sold with a sales charge, it is not advisable for shareholders to be purchasing shares of a Fund while participating in this plan.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, a Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below the required minimum value of $1,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION

-------------------------------------------------------------------------------

VOTING RIGHTS



Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each Fund or class in the Trust have equal voting rights, except that only shares of a particular Fund or class are entitled to vote on matters affecting only that Fund or class. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the operation of the Trust or a Fund and for the election of Trustees under certain circumstances. As of July 16, 1997, Firstcinco, Cincinnati, Ohio, acting in various capacities for numerous accounts, was the owner of record of more than 25% of the outstanding shares of the designated Fund: 11,752,469 shares (84.13%) of U.S. Government Income Fund; 8,596,697 shares (60.60%) of Strategic Income Fund; 3,810,652 shares (79.06%) of The Stellar Fund-Trust Shares; 10,733,955 shares (89.26%) of the Stellar Insured Tax-Free Bond Fund; 10,209,546 shares (71.63%) of Relative Value Fund; 5,081,222 shares (60.51%) of Growth Equity Fund; and 4,543,550 shares (80.53%) of Capital Appreciation Fund.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares of all series entitled to vote.

EFFECT OF BANKING LAWS

-------------------------------------------------------------------------------

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling, or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customer.

Some entities providing services to the Trust are subject to such banking laws and regulations. They believe that they may perform those services for the Funds contemplated by any agreement entered into with the Trust without violating those laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent these entities from continuing to perform all or a part of the above services for their customers and/or the Funds.

If this happens, the Trustees would consider alternative means of continuing available services. It is not expected that the Funds' shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

TAX INFORMATION

-------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Funds will pay no federal income tax because each Fund expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by a Fund will not be combined for tax purposes with those realized by any of the other Funds.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional shares. Each Fund will provide detailed tax information for reporting purposes.

THE STELLAR TAX-FREE BOND FUND--ADDITIONAL FEDERAL INCOME TAX INFORMATION

Interest on some municipal securities may be subject to the federal alternative minimum tax.

Shareholders are not required to pay regular federal income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase all types of municipal securities including private activity bonds.

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Fund representing net income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares. Information on the tax status of dividends and distributions is provided annually.

STATE AND LOCAL TAXES

With respect to The Stellar Tax-Free Bond Fund, income from the Fund is not necessarily free from income taxes of any state or local taxing authority. State laws differ on this issue and shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION

-------------------------------------------------------------------------------

From time to time, each Fund may advertise its total return and yield. In addition, The Stellar Tax-Free Bond Fund may advertise tax-equivalent yield.

Total return represents the change, over a specified period of time, in the value of an investment in a Fund or class after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of a Fund or class is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by a Fund or class over a thirty-day period by the maximum offering price per share of a Fund or class on the last day of the period. This number is then annualized using semi-annual compounding. The tax-equivalent yield of The Stellar Tax-Free Bond Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that The Stellar Tax-Free Bond Fund would have had to earn to equal its actual yield, assuming a specific tax rate. The yield and tax equivalent yield do not necessarily reflect income actually earned by a Fund or class and, therefore, may not correlate to the dividends or other distributions paid to shareholders.



With respect to U.S. Government Income Fund, Capital Appreciation Fund, and The Stellar Tax-Free Bond Fund, and Investment Shares of The Stellar Fund and Relative Value Fund, the performance information normally reflects the effect of the maximum sales charge which, if excluded, would increase the total return and yield, and with respect to The Stellar Tax-Free Bond Fund, the tax- equivalent yield. Occasionally, performance information which does not reflect the effect of the sales charge may be quoted in advertising. With respect to Strategic Income Fund and Investment Shares of the Growth Equity Fund, the performance information normally reflects the effect of non-recurring charges, such as the CDSC, which, if excluded, would
increase the total return and yield.          With respect to The
Stellar Fund, Relative Value Fund and Growth Equity Fund, total return and yield will be calculated separately for Trust Shares and Investment Shares. Because Investment Shares are subject to a Rule 12b-1 fee, the total return and yield for Trust Shares, for the same period, will exceed that of Investment Shares.

From time to time, advertisements for a Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare a Fund's performance to certain indices.

ADDRESSES

--------------------------------------------------------------------------------


               Star U.S. Government Income Fund
               Star Strategic Income Fund
               The Stellar Fund
               The Stellar Insured Tax-Free Bond Fund
               Star Relative Value Fund
               Star Growth Equity Fund                    Federated Investors Tower
               Star Capital Appreciation Fund             Pittsburgh, Pennsylvania 15222-3779

---------------------------------------------------------------------------------------------
Distributor

               Federated Securities Corp.                 Federated Investors Tower
                                                          Pittsburgh, Pennsylvania 15222-3779

---------------------------------------------------------------------------------------------
Investment Adviser

               Star Bank, N.A.                            425 Walnut Street
                                                          Cincinnati, Ohio 45202

---------------------------------------------------------------------------------------------
Custodian

               Star Bank, N.A.                            425 Walnut Street
                                                          Cincinnati, Ohio 45202

---------------------------------------------------------------------------------------------
Transfer Agent, Dividend Disbursing Agent,
and Portfolio Accounting Services

               Federated Shareholder Services Company     Federated Investors Tower
                                                          Pittsburgh, Pennsylvania 15222-3779

---------------------------------------------------------------------------------------------
Independent Public Accountants

               Arthur Andersen LLP                        2100 One PPG Place
                                                          Pittsburgh, Pennsylvania 15222

---------------------------------------------------------------------------------------------

CUSIP 854911500 CUSIP 854911880 CUSIP 854911708 CUSIP 854911609 CUSIP
854911401 CUSIP 854911864 CUSIP 854911807

G00522-05 (8/97)
4806TR

-------------------------------
        STAR BANK, N.A.

      Investment Adviser

-------------------------------
  FEDERATED SECURITIES CORP.

        Distributor

-------------------------------

                                           STAR RELATIVE VALUE FUND



                                              INVESTMENT SHARES

                                                 TRUST SHARES



                                       (A PORTFOLIO OF THE STAR FUNDS)

                                     STATEMENT OF ADDITIONAL INFORMATION



      This Combined Statement of Additional Information should be read with the prospectus of the Stock and Bond Funds dated March 31, 1997 (Revised August 18, 1997). This Statement is not a prospectus itself. To request a copy of the prospectus, free of charge, write to Star Relative Value Fund (the "Fund or call

      1-800-677-FUND.

      FEDERATED INVESTORS TOWER
      PITTSBURGH, PENNSYLVANIA 15222-3779

                                        Statement dated March 31, 1997

                                          (Revised August 18, 1997)



-------------------------------
            Star Bank, N.A.

           Investment Adviser

-------------------------------

          Federated Securities
                 Corp.

               Distributor

------------------------------------------------------------------
TABLE OF CONTENTS

------------------------------------------------------------------

                                   I

GENERAL INFORMATION ABOUT THE FUND                        1

------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES                         1

------------------------------------------------------------------

INVESTMENT LIMITATIONS                                    3

STAR FUNDSMANAGEMENT                                      6

------------------------------------------------------------------
   Fund Ownership                                         9

OFFICERS AND TRUSTEES' COMPENSATION                       9

------------------------------------------------------------------
   Trustee Liability                                      9

INVESTMENT ADVISORY SERVICES                              9

------------------------------------------------------------------
   Adviser to the Fund                                    9
   Advisory Fees                                          9

BROKERAGE TRANSACTIONS                                   10

------------------------------------------------------------------

ADMINISTRATIVE SERVICES                                  10

------------------------------------------------------------------

CUSTODIAN                                                10

PURCHASING SHARES                                        10

------------------------------------------------------------------
   Distribution Plan (Investment Shares)                 10
   Administrative Arrangements                           11
   Shareholder Services Plan                             11
   Conversion to Federal Funds                           11



DETERMINING NET ASSET VALUE                              11

------------------------------------------------------------------
   Determining Market Value of Securities                11
   Trading in Foreign Securities                         11
   Exchanging Securities for Fund Shares                 11

EXCHANGE PRIVILEGE                                       12

------------------------------------------------------------------
   Requirements for Exchange                             12
   Making an Exchange                                    12

REDEEMING SHARES                                         12

------------------------------------------------------------------
   Redemption in Kind                                    12
   Massachusetts Partnership Law                         12

TAX STATUS                                               13

------------------------------------------------------------------
   The Fund's Tax Status                                 13
   Foreign Taxes                                         13
   Shareholders' Tax Status                              13

TOTAL RETURN                                             13

------------------------------------------------------------------

YIELD                                                    13

------------------------------------------------------------------

PERFORMANCE COMPARISONS                                  14

------------------------------------------------------------------
   Economic and Market Information                       15
   Financial Statements                                  15

APPENDIX                                                 16

------------------------------------------------------------------

------------------------------------------------------------------

------------------------------------------------------------------
1

GENERAL INFORMATION ABOUT THE FUND

------------------------------------------------------------------

The Fund is a portfolio of Star Funds (the "Trust"). The Trust was established as a Massachusetts business trust under a Declaration of Trust dated January 23, 1989. On May 1, 1993, the Board of Trustees (the "Trustees") approved changing the name of the Trust, effective May 1, 1993, from Losantiville Funds to Star Funds and changing the Fund's name from Losantiville Relative Value Fund to Star Relative Value Fund.



Shares of the Fund are offered in two classes, Investment Shares and Trust Shares (individually and collectively referred to as "Shares" as the context may require). This Combined Statement of Additional
Information relates to both classes of the above-mentioned Shares of the Fund.



INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to obtain the highest total return, a combination of income and capital appreciation, as is consistent with reasonable risk. The investment objective cannot be changed without the approval of shareholders. The policies described below may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

TYPES OF INVESTMENTS

Although the Fund may invest in other securities of these companies and in short-term money market instruments, it is the Fund's policy to invest at least 70% of its portfolio in common stocks of high-quality companies. Below are other securities in which the Fund may invest from time to time.

      U.S. GOVERNMENT OBLIGATIONS

     The types of U.S. government obligations in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by the U.S. government, its agencies or
     instrumentalities. These securities are backed by:

         o  the full faith and credit of the U.S. Treasury;

         o  the issuer's right to borrow from the U.S. Treasury;

         o the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or

         o the credit of they agency or instrumentality issuing the obligations.

         Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:

         o  Federal Home Loan Banks;

         o  Federal National Mortgage Association;

         o  Student Loan Marketing Association; and

         o  Federal Home Loan Mortgage Corporation.

      BANK INSTRUMENTS

In addition to domestic bank obligations such as certificates of deposit, demand and time deposits, and bankers' acceptances, the Fund may invest in:

         o Eurodollar Certificates of Deposit issued by foreign branches of U.S. or foreign banks;

         o Eurodollar Time Deposits, which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks;

         o Canadian Time Deposits, which are U.S. dollar-denominated deposits issued by branches of major Canadian banks located in the United States; and

         o Yankee Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States.

CONVERTIBLE SECURITIES

Convertible bonds and convertible preferred stocks are fixed income securities that generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities, and, therefore, have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar nonconvertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality.

The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the adviser's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for the Fund, the adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investments potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price and yield for the Fund.

No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and maintained until the transaction is settled.

The Fund may engage in these transactions to an extent that would cause the segregation of an amount up to 20% of the total value of its assets.

TEMPORARY INVESTMENTS

The Fund may also invest in temporary investments from time to time for defensive purposes.

The Fund may invest in money market instruments such as:

         o instruments of domestic and foreign banks and savings associations if they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is federally insured; or

         o  commercial paper rated A-1 by Standard and Poor's
            Corporation, Prime-1 by Moody's Investors Service, Inc., or F-1 by Fitch Investors Service, Inc.

REPURCHASE AGREEMENTS

The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.

RESTRICTED AND ILLIQUID SECURITIES

The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity.

The Trustees may consider the following criteria in determining the liquidity of certain restricted securities:

         o  the frequency of trades and quotes for the security;

         o the number of dealers willing to purchase or sell the security and the number of other potential buyers;

         o  dealer undertakings to make a market in the security; and

         o  the nature of the security and the nature of the marketplace trades.

REVERSE REPURCHASE AGREEMENTS

The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreement.

PORTFOLIO TURNOVER

Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Fund's adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. For the fiscal year ended November 30, 1996 and 1995, the Fund's portfolio turnover rates were 16% and 24%, respectively.

INVESTMENT LIMITATIONS

The Fund will not change any of the investment limitations described below without approval of shareholders.

      SELLING SHORT AND BUYING ON MARGIN

         The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities.

      ISSUING SENIOR SECURITIES AND BORROWING MONEY

         The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its net assets, including the amount borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, the Fund will restrict the purchase of portfolio securities to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreements.

      PLEDGING ASSETS

         The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding 10% of the value of total assets at the time of the borrowing.

      DIVERSIFICATION OF INVESTMENTS

         The Fund will not invest more than 5% of its total assets in the securities of any one issuer, except in cash or cash investments, securities guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements collateralized by such securities.

      ACQUIRING SECURITIES

         The Fund will not purchase more than 10% of the outstanding voting securities of any one issuer.

      PURCHASING SECURITIES TO EXERCISE CONTROL



         The Fund will not purchase securities of a company for the purpose of exercising control or management. However, the Fund may acquire up to 10% of the voting securities of an issuer and may exercise its voting power in the Fund's best interest. From time to time, the Fund, together with other investment companies advised by affiliates or subsidiaries of Star Bank, N.A., may together buy and hold substantial amounts of a company's voting stock. All such stock may be voted together. In some cases, the Fund and the other investment companies might collectively be considered to be in control of the company in which they have invested.



      PURCHASING SECURITIES OF OTHER ISSUERS

         The Fund will not purchase securities of other investment companies, except:

         o by purchase in the open market involving only customary brokerage commissions; or

         o as part of a merger, consolidation, reorganization, or other acquisition.

      INVESTING IN NEW ISSUERS

         The Fund will not invest more than 5% of the value of its total assets in securities of issuers with records of less than three years of continuous operations, including the operation of any predecessor.

 INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE TRUST

         The Fund will not purchase or retain the securities of any issuer if the officers and Trustees of the Trust or the Fund's investment adviser owning individually more than 1/2 of 1% of the issuer's securities together own more than 5% of the issuer's securities.

      UNDERWRITING

         The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies and limitations.

      INVESTING IN REAL ESTATE

         The Fund will not invest in real estate, although it may invest in securities secured by real estate or interests in real estate.

      INVESTING IN COMMODITIES OR MINERALS

         The Fund will not purchase or sell commodities or commodity contracts or oil, gas, or other mineral development programs.

      LENDING CASH OR SECURITIES

         The Fund will not lend any of its assets, except that it may purchase or hold corporate or government bonds, debentures, notes, certificates of indebtedness or other debt securities permitted by its investment objective and policies.

      CONCENTRATION OF INVESTMENTS IN ONE INDUSTRY

         The Fund will not invest 25% or more of the value of its total assets in one industry. However, investing in U.S.
         government obligations shall not be considered investments in any one industry.

      DEALING IN PUTS AND CALLS

         The Fund will not write, purchase or sell puts, calls, straddles or spreads or any combination of them.

      RESTRICTED SECURITIES

         The Fund will not invest more than 10% of the value of its net assets in securities subject to restrictions on resale under the Securities Act of 1933 except for commercial paper issued under Section 4(2) of the Securities Act of 1933 and certain other restricted securities which meet the criteria for liquidity as established by the Trustees.

The following limitations may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

      INVESTING IN ILLIQUID SECURITIES

The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, and certain restricted securities not determined to be liquid under criteria established by the Trustees.

      FOREIGN SECURITIES

The Fund will not invest more than 10% of its total assets in securities of foreign issuers.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposit issued by a U.S. branch of a domestic bank or savings and loan association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so in the coming fiscal year.

In connection with investing in shares of other investment companies, it should be noted that investment companies incur certain expenses such as management fees, and, therefore, any investment by the Fund in such shares would be subject to duplicate expenses.

STAR FUNDS MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with the Star Funds, and principal occupations.
Except as listed below, none of the Trustees or officers are affiliated with Star Bank, N.A., Federated Investors, Federated
Securities Corp., Federated Services Company, Federated Administrative

Services, or the Funds (as defined below).

Thomas L. Conlan, Jr.*
2884 Lengel Road
Cincinnati, Ohio 45244
Birthdate:  May 20, 1938

Trustee

President and Chief Executive Officer, The Student Loan Funding
Corporation and SLFC, Inc., Cincinnati, Ohio.

Alfred Gottschalk, Ph.D.
2401 Ingleside Avenue
Cincinnati, Ohio 45206
Birthdate:  March 7, 1930

Trustee

Chancellor (since January 1996), Professor and President (1971-1995), Hebrew Union College--Jewish Institute of Religion, Cincinnati, Ohio.

Edward C. Gonzales **
Federated Investors Tower
Pittsburgh, PA  15222
Birthdate:  October 22, 1930

President, Treasurer and Trustee

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds. Robert J. Hill, D.O. 8373 Deer Path Lane West Chester, Ohio 45069 Birthdate: January 13, 1959

Trustee

Physician, Orthopaedic and Sports Medicine Institute, West Chester, Ohio, and The Hamilton Orthopaedic Clinic, Hamilton, Ohio, since April 1994, and, prior thereto Resident Physician, Michigan State
University/Michigan Capital Medical Center.

William H. Zimmer III
2684 Devils Backbone Road
Cincinnati, Ohio 45233
Birthdate:  December 19, 1953

Trustee

Secretary and Treasurer (1991 to present) and Secretary and Assistant Treasurer (1988-1991), Cincinnati Bell Inc.

Joseph S. Machi
Federated Investors Tower
Pittsburgh, PA  15222
Birthdate:  May 22, 1962

Vice President and Assistant Treasurer

Vice President, Federated Administrative Services; Director, Private Label Management, Federated Investors; Vice President and Assistant Treasurer of certain funds for which Federated Securities Corp. is the principal distributor.

Dawn M. Hornback,

525 Vine St., Suite 2050, Cincinnati 45202
Birthdate:  9/12/63

Founder, president and chief executive officer of The Observatory
Group, Inc. The Observatory Group, Inc., is a marketing and communications firm specializing in the commercial, medical and educational fields.

Lawrence M. Turner
1014 Vine St., Cincinnati 45202

Birthdate:  3/23/47

Vice president and treasurer of the Kroger Company. At the Kroger
Company he is responsible for corporate finance, treasury, capital management, pension investment and investor relations.

C. Grant Anderson
Federated Investors Tower
Pittsburgh, PA  15222
Birthdate:  November 6, 1940

Secretary

Corporate Counsel, Federated Investors.

* This Trustee is deemed to be an "interested person," as defined in the Investment Company Act of 1940, of the Trust by virtue of his business relationship with the Fund's investment adviser, and certain of its affiliates. The Student Loan Funding Corporation and SLFC, Inc., of which Mr. Conlan is President and Chief Executive Officer, purchase student loans from various financial institutions, including the Fund's investment adviser and its affiliates. In addition, the Fund's investment adviser extends credit from time to time to Student Loan Funding Corporation and SLFC, Inc. to finance their operations. ** This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940. This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund:
2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; and World Investment Series, Inc. FUND OWNERSHIP



Officers and Trustees own less than 1% of the Fund's outstanding shares. As of July 16, 1997, the following shareholder of record owned 5% or more of the outstanding shares of the Fund: Firstcinco, Cincinnati, Ohio, owned approximately 10,209,546 shares (71.63%).



OFFICERS AND TRUSTEES' COMPENSATION

NAME ,                                         AGGREGATE
POSITION WITH                           COMPENSATION FROM TRUST

TRUST*#

Thomas L. Conlan, Jr., **               $ -0-
Trustee

Edward C. Gonzales,                     $ -0-
President, Treasurer and Trustee

Dr. Alfred Gottschalk,                  $6,000
Trustee

Dawn M. Hornback +                      $0
Trustee

Lawrence M. Turner +                    $0
Trustee

Dr. Robert J. Hill,                     $7,000
Trustee

William H. Zimmer, III                  $7,000
Trustee

* Information is furnished for the fiscal year ended November 30, 1996.

# The aggregate compensation is provided for the Trust which is comprised of nine portfolios. ** This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940. + Dawn M. Hornback and Lawrence M. Turner were elected February 13, 1997; no fees were paid as of fiscal year ending November 30, 1996. Ralph R. Burchenal and Barry L. Larkin resigned September 3, 1996 and November 19, 1996, respectively; they earned $6,000 and $2,000, respectively.

TRUSTEE LIABILITY

The Trust's Declaration of Trust provides that the Trustees are not liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND

The Fund's investment adviser is Star Bank, N.A. ("Star Bank" or "Adviser"). Star Bank is a wholly-owned subsidiary of StarBanc Corporation. Star Bank shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

ADVISORY FEES

For the fiscal year ended November 30, 1996, 1995, and 1994, the Fund paid the Adviser $1,249,213, $757,591, and $471,665, respectively, none of which was voluntarily waived.

BROKERAGE TRANSACTIONS

The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal year ended November 30, 1996, 1995, and 1994, the Fund paid total brokerage commissions of $146,237, $151,942, and $109,775, respectively.

Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

ADMINISTRATIVE SERVICES

Federated Administrative Services, a subsidiary of Federated
Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. For the fiscal year ended November 30, 1996, 1995, and 1994, the Fund incurred administrative service fees of $166,585, $110,983, and $76,966, respectively.

CUSTODIAN

Star Bank is custodian for the securities and cash of the Fund. Under the Custodian Agreement, Star Bank holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. The custodian receives an annual fee equal to 0.025 of 1% of the Fund's average daily net assets.

PURCHASING SHARES

Except under certain circumstances described in the prospectus, shares are sold at their net asset value plus a sales charge on days the New York Stock Exchange and the Federal Reserve Wire System are open for business. The minimum initial investment in the Fund by an investor is $1,000 ($25 for Star Connections Group Banking customers and Star Bank employees and members of their immediate family). The minimum initial investment may be waived from time to time for employees and retired employees of Star Bank, N.A., and for members of the families (including parents, grandparents, siblings, spouses, children, aunts, uncles, and in-laws) of such employees or retired employees. The procedure for purchasing shares of the Fund is explained in the prospectus under "Investing in the Fund."



DISTRIBUTION PLAN (INVESTMENT SHARES)

With respect to the Investment Shares ("Shares") of the Fund, the Trust has adopted a Plan pursuant to Rule 12b-1 which was promulgated by the Securities and Exchange Commission pursuant to the Investment Company Act of 1940 (the "Plan"). The Plan provides for payment of fees to Federated Securities Corp. to finance any activity which is principally intended to result in the sale of the Fund's Shares subject to the Plan. Such activities may include the advertising and marketing of Shares of the Fund; preparing, printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. Pursuant to the Plan, Federated Securities Corp. may pay fees to brokers and others for such services. The Trustees expect that the adoption of the Plan will result in the sale of a sufficient number of Shares so as to allow the Fund to achieve economic liability. It is also anticipated that an increase in the size of the Fund will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objective.



For the fiscal year ended November 30, 1996, no payments were made pursuant to the Plan.

ADMINISTRATIVE ARRANGEMENTS

The administrative services include, but are not limited to, providing office space, equipment, telephone facilities, and various personnel, including clerical, supervisory, and computer, as is necessary or beneficial to establish and maintain shareholders' accounts and records, process purchase and redemption transactions, process automatic investments of client account cash balances, answer routine client inquiries regarding the Fund, assist clients in changing dividend options, account designations, and addresses, and providing such other services as the Fund may reasonably request.

SHAREHOLDER SERVICES PLAN

This arrangement permits the payment of fees to the Fund and, indirectly, to financial institutions to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.

For the fiscal year ended November 30, 1996 payments in the amount of $68,753 were pursuant to the Shareholder Services Plan.

CONVERSION TO FEDERAL FUNDS

It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Star Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.

DETERMINING NET ASSET VALUE

The net asset value generally changes each day. The days on which the net asset value is calculated by the Fund are described in the prospectus.

DETERMINING MARKET VALUE OF SECURITIES

Market or fair values of the Fund's portfolio securities are determined as follows:

         o for equity securities and bonds and other fixed income securities, according to the last sale price on a national securities exchange, if available;

         o in the absence of recorded sales of equity securities, according to the mean between the last closing bid and ask prices and for bonds and other fixed income securities as determined by an independent pricing service;

         o  for unlisted equity securities, the latest bid prices; or

         o for all other securities, at fair value as determined in good faith by the Trustees.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange. In computing the net asset value, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the New York Stock Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the New York Stock Exchange. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.



EXCHANGING SECURITIES FOR FUND SHARES

The Fund may accept securities in exchange for Fund shares. The Fund will allow such exchanges only upon the prior approval of the Fund and a determination by the Fund and the Adviser that the securities to be exchanged are acceptable.

Any securities exchanged must meet the investment objective and policies of the Fund, must have a readily ascertainable market value, and must not be subject to restrictions on resale. The Fund acquires the exchanged securities for investment and not for resale. The market value of any securities exchanged in an initial investment, plus any cash, must be at least $25,000.

Securities accepted by the Fund will be valued in the same manner as the Fund values its assets. The basis of the exchange will depend upon the net asset value of shares of the Fund on the day the securities are valued. One share of the Fund will be issued for each equivalent amount of securities accepted.

Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscriptions, or other rights attached to the securities become the property of the Fund, along with the securities.



EXCHANGE PRIVILEGE

REQUIREMENTS FOR EXCHANGE

Shareholders using the exchange privilege must exchange Shares having a net asset value of at least $1,000. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.

Upon receipt of proper instructions and required supporting documents, Shares submitted for exchange are redeemed and the proceeds invested in shares of the other fund.

Further information on the exchange privilege and prospectuses may be obtained by calling Star Bank at the number on the cover of this Statement.

MAKING AN EXCHANGE

Instructions for exchanges may be given in writing. Written instructions may require a signature guarantee.

REDEEMING SHARES

The Fund redeems Shares at the next computed net asset value after Star Bank receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests cannot be executed on days on which the New York Stock Exchange is closed or on federal holidays restricting wire transfers. Redemption procedures are explained in the prospectus under "Redeeming Shares."

REDEMPTION IN KIND

Although the Trust intends to redeem Shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the respective Fund's portfolio. To satisfy registration requirements in a particular state, redemption in kind will be made in readily marketable securities to the extent that such securities are available. If this state's policy changes, the Fund reserves the right to redeem in kind by delivering those securities it deems appropriate.

Redemption in kind will be made in conformity with applicable
Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.

The Trust has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the respective Fund's net asset value during any 90-day period.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable under Massachusetts law for acts or obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required, by the Declaration of Trust, to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from its assets.

TAX STATUS

THE FUND'S TAX STATUS

The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:

         o derive at least 90% of its gross income from dividends, interest, and

         o  gains from the sale of securities;

         o derive less than 30% of its gross income from the sale of securities held less than three months;

         o  invest in securities within certain statutory limits; and

         o distribute to its shareholders at least 90% of its net income earned during the year.

FOREIGN TAXES

Investment income on certain foreign securities in which the Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject.

SHAREHOLDERS' TAX STATUS

Shareholders are subject to federal income tax on dividends received as cash or additional shares. The dividends received deduction for corporations will apply to ordinary income distributions to the extent the distribution represents amounts that would qualify for the dividends received deduction to the Fund if the Fund were a regular corporation, and to the extent designated by the Fund as so qualifying. Otherwise, these dividends and any short-term capital gains are taxable as ordinary income.

      CAPITAL GAINS

            Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held Fund shares.

TOTAL RETURN



The Fund's average annual total return for Investment Shares for the one year and five year periods ended November 30, 1996, and for the period from June 5, 1991 (date of initial public investment), to November 30, 1996, were 23.04% 16.68% and 14.17%, respectively.

The Trust Shares class of the Fund was not effective until August 18, 1997.

The average annual total return for both classes of Shares of the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the maximum net asset value per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the quarterly reinvestment of all dividends and distributions.



YIELD



The Fund's yield for Investment Shares for the thirty-day period ended November 30, 1996, was 1.39%.

The Trust Shares class of the Fund was not effective until August 18, 1997.

The yield for both classes of Shares of the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by either class of Shares over a thirty-day period by the maximum offering price per Share of either class of Shares on the last day of the period. This value is then annualized using semi- annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by either class of Shares because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in either class of Shares, the performance will be reduced for those shareholders paying those fees.



PERFORMANCE COMPARISONS



The performance of both classes of Shares depends upon such variables as:



         o  portfolio quality;
         o  average portfolio maturity;

         o  type of instruments in which the portfolio is invested;

         o  changes in interest rates and market value of portfolio securities;

         o  changes in Fund expenses; and

         o  various other factors.



Either class of Shares' performance fluctuates on a daily basis largely because net earnings and the maximum offering price per Share fluctuate daily. Both net earnings and the maximum offering price per Share are factors in the computation of yield and total return.

Investors may use financial publications and/or indices to obtain a more complete view of either class of Shares' performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:



         o LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Fund will quote its Lipper ranking in the "equity, growth, and growth and income" category in advertising and sales literature.

         o DOW JONES INDUSTRIAL AVERAGE ("DJIA") represents share prices of selected blue-chip industrial corporations as well as public utility and transportation companies. The DJIA indicates daily changes in the average price of stocks in any of its categories. It also reports total sales for each group of industries. Because it represents the top corporations of America, the DJIA's index movements are leading economic indicators for the stock market as a whole.

         o STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS, a composite index of common stocks in industry, transportation, and financial and public utility companies can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in Standard & Poor's figures.



Advertisements and other sales literature for either class of Shares may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in either class of Shares based on reinvestment of dividends over a specified period of time. Advertisements for Investment Shares may quote performance information which does not reflect the effect of the sales charge.



Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills. ECONOMIC AND MARKET INFORMATION



Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute ("ICI"). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.



FINANCIAL STATEMENTS



The financial statements for the fiscal year ended November 30, 1996, are incorporated herein by reference from the Fund's Annual Report dated November 30, 1996. The unaudited Semi-Annual Report of the Fund, dated May 31, 1997, is incorporated herein by reference. A copy of the Annual Report and/or Semi-Annual Report for the Fund may be obtained without charge by contacting Star Bank, N.A. at the address located on the back cover of the Stock and Bond Funds Combined Prospectus or by calling 1-800-677-FUND.

APPENDIX

STANDARD AND POOR'S RATINGS GROUP CORPORATE BOND RATINGS

AAA-Debt rated AAA has the highest rating assigned by Standard &
Poor's. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A-Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

MOODY'S INVESTORS SERVICE, INC., CORPORATE BOND RATINGS

AAA-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high- grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

FITCH INVESTORS SERVICE, INC., LONG-TERM DEBT RATINGS

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the

AAA AND AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

854911401
110906B (8/97)

                        STAR GROWTH EQUITY FUND



                           INVESTMENT SHARES

                             TRUST SHARES



                    (A PORTFOLIO OF THE STAR FUNDS)

                  STATEMENT OF ADDITIONAL INFORMATION



      This Combined Statement of Additional Information should be read with the prospectus of the Stock and Bond Funds dated March 31, 1997 (Revised August 18, 1997). This Statement is not a prospectus itself. To request a copy of the prospectus, free of charge, write to Star Growth Equity Fund (the "Fund") or call

      1-800-677-FUND.

      FEDERATED INVESTORS TOWER
      PITTSBURGH, PENNSYLVANIA 15222-3779

                    Statement dated March 31, 1997

                       (Revised August 18, 1997)



-----------------------------------------------------
                       Star Bank, N.A.

                      Investment Adviser

-----------------------------------------------------

                  Federated Securities Corp.

                         Distributor

TABLE OF CONTENTS

                                   I

GENERAL INFORMATION ABOUT THE FUND                        1

---------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES                         1

---------------------------------------------------------------

INVESTMENT LIMITATIONS                                    5

STAR FUNDS MANAGEMENT                                     8

---------------------------------------------------------------
   Fund Ownership                                        11

OFFICERS AND TRUSTEES'COMPENSATION                       11

---------------------------------------------------------------
   Trustee Liability                                     11

INVESTMENT ADVISORY SERVICES                             11

---------------------------------------------------------------
   Adviser to the Fund                                   11
   Advisory Fees                                         12

BROKERAGE TRANSACTIONS                                   12

---------------------------------------------------------------

ADMINISTRATIVE SERVICES                                  12

---------------------------------------------------------------

CUSTODIAN                                                12

PURCHASING SHARES                                        12

---------------------------------------------------------------
   Distribution Plan (Investment Shares)                 13
   Administrative Arrangements                           13
   Shareholder Services Plan                             13
   Conversion to Federal Funds                           13

DETERMINING NET ASSET VALUE                              13

---------------------------------------------------------------
   Determining Market Value of Securities                13
   Trading in Foreign Securities                         14

EXCHANGE PRIVILEGE                                       14

---------------------------------------------------------------
   Requirements for Exchange                             14
   Making an Exchange                                    14
   Exchanging Securities for Fund Shares                 14

REDEEMING SHARES                                         14

---------------------------------------------------------------
   Redemption in Kind                                    15
   Massachusetts Partnership Law                         15

TAX STATUS                                               15

---------------------------------------------------------------
   The Fund's Tax Status                                 15
   Foreign Taxes                                         15
   Shareholders' Tax Status                              15

TOTAL RETURN                                             16

---------------------------------------------------------------

YIELD                                                    16

---------------------------------------------------------------

PERFORMANCE COMPARISONS                                  16

---------------------------------------------------------------
   Economic and Market Information                       17

FINANCIAL STATEMENTS                                     17

---------------------------------------------------------------

APPENDIX                                                 18

---------------------------------------------------------------

---------------------------------------------------------------
7

GENERAL INFORMATION ABOUT THE FUND

---------------------------------------------------------------

The Fund is a portfolio of Star Funds (the "Trust"). The Trust was established as a Massachusetts business trust under a Declaration of Trust dated January 23, 1989. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. On May 1, 1993, the Board of Trustees (the "Trustees") approved changing the name of the Trust, effective May 1, 1993, from Losantiville Funds to Star Funds.



Shares of the Fund are offered in two classes, Investment Shares and Trust Shares (individually and collectively referred to as "Shares" as the context may require). This Combined Statement of Additional
Information relates to both classes of the above-mentioned Shares of the Fund.



INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to maximize capital appreciation. The investment objective cannot be changed without the approval of shareholders. Unless indicated otherwise, the policies described below may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

CONVERTIBLE SECURITIES

Convertible bonds and convertible preferred stocks are fixed income securities that generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used, in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and, therefore, have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar nonconvertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality.

The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the adviser's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for the Fund, the adviser evaluates the investment characteristics of the convertible security as a fixed income instrument and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS")

The following example illustrates how mortgage cash flows are prioritized in the case of CMOs--most of the CMOs in which the Fund invests use the same basic structure:

(1) Several classes of securities are issued against a pool of mortgage collateral. The most common structure contains four tranches of securities: the first three (A, B, and C bonds) pay interest at their stated rates beginning with the issue date and the final tranche (Z bonds) typically receives any excess income from the underlying investments after payments are made to the other tranches and receives no principal or interest payments until the shorter maturity tranches have been retired, but then receives all remaining principal and interest payments.

(2) The cash flows from the underlying mortgages are applied first to pay interest and then to retire securities.

(3) The tranches of securities are retired sequentially. All principal payments are directed first to the shortest-maturity tranche (or A bonds). When those securities are completely retired, all principal payments are then directed to the next-shortest-maturity tranche (or B bonds). This process continues until all of the tranches have been paid off.

Because the cash flow is distributed sequentially instead of pro rata, as with pass-through securities, the cash flows and average lives of CMOs are more predictable, and there is a period of time during which the investors in the longer-maturity classes receive no principal paydowns. One or more of the tranches often bear interest at an adjustable rate. The interest portion of these payments is distributed by the Fund as income, and the principal portion is reinvested.

WARRANTS

The Fund may invest in warrants. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock. Warrants required in units or attached to securities may be deemed to be without value for purposes of this policy.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

REPURCHASE AGREEMENTS

The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.

RESTRICTED AND ILLIQUID SECURITIES

The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity.

The Trustees may consider the following criteria in determining the liquidity of certain restricted securities:

         o  the frequency of trades and quotes for the security;

         o the number of dealers willing to purchase or sell the security and the number of other potential buyers;

         o  dealer undertakings to make a market in the security; and

         o  the nature of the security and the nature of the marketplace trades.

FUTURES AND OPTIONS TRANSACTIONS

As a means of reducing fluctuations in the net asset value of shares of the Fund, the Fund may attempt to hedge all or a portion of its portfolio by buying and selling financial futures contracts, buying put options on portfolio securities and put options on financial futures contracts, and writing call options on futures contracts. The Fund may also write covered call options on portfolio securities to attempt to increase its current income. The Fund will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position on financial futures contracts may be closed out over-the-counter or on a nationally recognized exchange which provides a secondary market for options of the same series.

FUTURES CONTRACTS

The Fund may purchase and sell financial futures contracts to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions without necessarily buying or selling the securities. The Fund also may purchase and sell stock index futures to hedge against changes in prices. The Fund will not engage in futures transactions for speculative purposes.

A futures contract is a firm commitment by two parties: the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future. For example, in the fixed income securities market, prices move inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, the Fund could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would "go long" (agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates.

Stock index futures contracts are based on indices that reflect the market value of common stock of the firms included in the indices. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.

"MARGIN" IN FUTURES TRANSACTIONS

Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that initial margin in futures transactions does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract.

This process is known as "marking to market."

Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark to market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS

The Fund may purchase listed put options on financial futures contracts to protect portfolio securities against decreases in value resulting from market factors, such as an anticipated increase in interest rates. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.

Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the decrease in value of the hedged securities. Alternatively, the Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

CALL OPTIONS ON FINANCIAL AND STOCK INDEX FUTURES CONTRACTS

In addition to purchasing put options on futures, the Fund may write listed and over-the-counter call options on financial and stock index futures contracts (including cash-settled stock index options) to hedge its portfolio against an increase in market interest rates or a decrease in stock prices. When the Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As stock prices fall or market interest rates rise, causing the prices of futures to go down, the Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Fund's call option position to increase.

In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can substantially offset the drop in value of the Fund's portfolio securities. Prior to the expiration of a call written by the Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then substantially offset the decrease in value of the hedged securities.

The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

STOCK INDEX OPTIONS

The Fund may purchase put options on stock indices listed on national securities exchanges or traded in the over-the-counter market. A stock index fluctuates with changes in the market values of the stocks included in the index.

The effectiveness of purchasing stock index options will depend upon the extent to which price movements in the Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on stock indices will be subject to the ability of the Fund's adviser to predict correctly movements in the directions of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

OVER-THE-COUNTER OPTIONS

The Fund may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options when options on the portfolio securities held by the Fund are not traded on an exchange.

REVERSE REPURCHASE AGREEMENTS

The Fund may also enter into reverse repurchase agreements pursuant to a fundamental policy. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of the Fund in a dollar amount sufficient to make payment for the obligations to be purchased are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled.

ZERO-COUPON SECURITIES

The Fund may invest in Zero-Coupon Securities. Zero-coupon securities are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity. Zero-coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. As a result, the net asset value of shares of the Fund may fluctuate over a greater range than shares of other mutual funds investing in securities making current distributions of interest and having similar maturities.

Zero-coupon securities may include U.S. Treasury bills issued directly by the U.S. Treasury or other short-term debt obligations, and longer-term bonds or notes and their unmatured interest coupons which have been separated by their holder, typically a custodian bank or investment brokerage firm. A number of securities firms and banks have stripped the interest coupons from the underlying principal (the "corpus") of U.S. Treasury securities and resold them in custodial receipt programs with a number of different names, including Treasury Income Growth Receipts ("TIGRS") and Certificates of Accrual on Treasuries ("CATS"). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer of holder thereof), in trust on behalf of the owners thereof.

In addition, the Treasury has facilitated transfers of ownership of zero-coupon securities by accounting separately for the beneficial ownership of particular interest coupons and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, the Fund will be able to have its beneficial ownership of U.S. Treasury zero-coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificated or other evidence of ownership of the underlying U.S.

Treasury securities.

When debt obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor. PORTFOLIO TURNOVER

Although the Fund does not intend to invest for the purpose of seeking short- term profits, securities in its portfolio will be sold whenever the Fund's adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. For the fiscal year ended November 30, 1996, and for the period from December 12, 1994 (date of initial public investment) to November 30, 1995, the Fund's portfolio turnover rates were 96% and 171%, respectively.

For the for the period from December 12, 1994 (date of initial public investment) to November 30, 1995, the variation in the Fund's portfolio turnover rate was due to market sector rotations, aggressive investment transactions, and an increase in the number of redemptions incurred by the Fund.

INVESTMENT LIMITATIONS

      SELLING SHORT AND BUYING ON MARGIN

         The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities. The deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

      ISSUING SENIOR SECURITIES AND BORROWING MONEY

         The Fund will not issue senior securities, except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed; and except to the extent that the Fund may enter into futures contracts. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the Fund by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings and reverse repurchase agreements in excess of 5% of its total assets are outstanding.

      PLEDGING ASSETS

         The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding 10% of the value of total assets at the time of the pledge. For purposes of this limitation, the following will not be deemed to be pledges of the Fund's assets: (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis; and (b) collateral arrangements with respect to (i) the purchase and sale of stock options (and options on stock indices) and (ii) initial or variation margin for futures contracts. Margin deposits for the purchase and sale of futures contracts and related options are not deemed to be a pledge.

      DIVERSIFICATION OF INVESTMENTS

         With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of any one issuer.

      UNDERWRITING

         The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

      INVESTING IN REAL ESTATE

         The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

      INVESTING IN COMMODITIES

         The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts except to the extent that the Fund may engage in transactions involving financial futures contracts or options on financial futures contracts.

      LENDING CASH OR SECURITIES

         The Fund will not lend any of its assets, except portfolio securities up to one-third of the value of its total assets. This shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies, and limitations or the Trust's Declaration of Trust.

      CONCENTRATION OF INVESTMENTS

         The Fund will not invest 25% or more of the value of its total assets in any one industry (other than securities issued by the U.S. government, its agencies or instrumentalities).

   The above investment limitations cannot be changed without shareholder approval. The following investment limitations may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

      INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

         The Fund will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, invest no more than 5% of its total assets in any one investment company, and invest no more than 10% of its total assets in investment companies in general. The Fund will purchase securities of investment companies only in open-market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, or acquisition of assets.

      INVESTING IN ILLIQUID SECURITIES

         The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, over-the-counter options, and certain restricted securities not determined by the Trustees to be liquid.

      PURCHASING SECURITIES TO EXERCISE CONTROL

         The Fund will not purchase securities of a company for the purpose of exercising control or management.

      WRITING COVERED CALL OPTIONS

         The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

         Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

         The Fund does not expect to borrow money or pledge securities in excess of 5% of the value of its total assets in the coming fiscal year.

         For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

As a matter of operating policy, which may be changed without shareholder approval, the Fund will limit the margin deposits on futures contract and options entered into by the Fund to 5% of its net assets.

STAR FUNDS MANAGEMENT

-------------------------------------------------------------

Officers and Trustees are listed with their addresses, birthdates, present positions with the Star Funds, and principal occupations.
Except as listed below, none of the Trustees or officers are affiliated with Star Bank, N.A., Federated Investors, Federated
Securities Corp., Federated Services Company, Federated Administrative

Services, or the Funds (as defined below).

Thomas L. Conlan, Jr.*
2884 Lengel Road
Cincinnati, Ohio 45244
Birthdate:  May 20, 1938

Trustee

President and Chief Executive Officer, The Student Loan Funding
Corporation and SLFC, Inc., Cincinnati, Ohio.

Alfred Gottschalk, Ph.D.
2401 Ingleside Avenue
Cincinnati, Ohio 45206
Birthdate:  March 7, 1930

Trustee

Chancellor (since January 1996), Professor and President (1971-1995), Hebrew Union College--Jewish Institute of Religion, Cincinnati, Ohio.

Edward C. Gonzales **
Federated Investors Tower
Pittsburgh, PA  15222
Birthdate:  October 22, 1930

President, Treasurer and Trustee

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.

Robert J. Hill, D.O.
8373 Deer Path Lane
West Chester, Ohio 45069

Birthdate:  January 13, 1959

Trustee

Physician, Orthopaedic and Sports Medicine Institute, West Chester, Ohio, and The Hamilton Orthopaedic Clinic, Hamilton, Ohio, since April 1994, and, prior thereto Resident Physician, Michigan State
University/Michigan Capital Medical Center.

William H. Zimmer III
2684 Devils Backbone Road
Cincinnati, Ohio 45233
Birthdate:  December 19, 1953

Trustee

Secretary and Treasurer (1991 to present) and Secretary and Assistant Treasurer (1988-1991), Cincinnati Bell Inc.

Joseph S. Machi
Federated Investors Tower
Pittsburgh, PA  15222
Birthdate:  May 22, 1962

Vice President and Assistant Treasurer

Vice President, Federated Administrative Services; Director, Private Label Management, Federated Investors; Vice President and Assistant Treasurer of certain funds for which Federated Securities Corp. is the principal distributor.

Dawn M. Hornback,

525 Vine St., Suite 2050, Cincinnati 45202
Birthdate:  9/12/63

Founder, president and chief executive officer of The Observatory
Group, Inc. The Observatory Group, Inc., is a marketing and communications firm specializing in the commercial, medical and educational fields. Lawrence M. Turner

1014 Vine St., Cincinnati 45202
Birthdate:  3/23/47

Vice president and treasurer of the Kroger Company. At the Kroger
Company he is responsible for corporate finance, treasury, capital management, pension investment and investor relations.

C. Grant Anderson
Federated Investors Tower
Pittsburgh, PA  15222
Birthdate:  November 6, 1940

Secretary

Corporate Counsel, Federated Investors.

* This Trustee is deemed to be an "interested person," as defined in the Investment Company Act of 1940, of the Trust by virtue of his business relationship with the Fund's investment adviser, and certain of its affiliates. The Student Loan Funding Corporation and SLFC, Inc., of which Mr. Conlan is President and Chief Executive Officer, purchase student loans from various financial institutions, including the Fund's investment adviser and its affiliates. In addition, the Fund's investment adviser extends credit from time to time to Student Loan Funding Corporation and SLFC, Inc. to finance their operations. ** This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund:
2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; and World Investment Series, Inc. FUND OWNERSHIP



Officers and Trustees own less than 1% of the Fund's outstanding shares. As of July 16, 1997, the following shareholders of record owned 5% or more of the outstanding shares of the Fund: Firstcinco, Cincinnati, Ohio, owned approximately 5,081,222 shares (60.51%).



OFFICERS AND TRUSTEES' COMPENSATION

NAME ,                                                   AGGREGATE
POSITION WITH                           COMPENSATION FROM TRUST

TRUST*#

Thomas L. Conlan, Jr., **               $ -0-
Trustee

Edward C. Gonzales,                     $ -0-
President, Treasurer and Trustee

Dr. Alfred Gottschalk,                  $6,000
Trustee

Dawn M. Hornback +                      $0
Trustee

Lawrence M. Turner +                    $0
Trustee

Dr. Robert J. Hill,                     $7,000
Trustee

William H. Zimmer, III                  $7,000
Trustee

* Information is furnished for the fiscal year ended November 30, 1996.

# The aggregate compensation is provided for the Trust which is comprised of nine portfolios. ** This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940. + Dawn M. Hornback and Lawrence M. Turner were elected February 13, 1997; no fees were paid as of fiscal year ending November 30, 1996. Ralph R. Burchenal and Barry L. Larkin resigned September 3, 1996 and November 19, 1996, respectively; they earned $6,000 and $2,000, respectively.

TRUSTEE LIABILITY

The Trust's Declaration of Trust provides that the Trustees are not liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND

The Fund's investment adviser is Star Bank, N.A. ("Star Bank" or "Adviser"). Star Bank is a wholly-owned subsidiary of StarBanc Corporation. Because of internal controls maintained by Star Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Star Bank's or its affiliates' lending relationships with an issuer. Star Bank shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

ADVISORY FEES

For its advisory services, Star Bank receives an annual investment advisory fee as described in the prospectus. For the fiscal year ended November 30, 1996, and for the period from December 12, 1994 (date of initial public investment) to November 30, 1995 the Fund's Adviser earned $455,889 and $260,092, respectively.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal year ended November 30, 1996, 1995 the Fund paid total brokerage commissions of $267,175, and $269,626, respectively.

Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

This arrangement is not part of the advisory contract and may be amended or rescinded in the future.

ADMINISTRATIVE SERVICES

Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. For the year ended November 30, 1996, and for the period from November 10, 1994 (start of business) to November 30, 1995 the Fund incurred administrative service fees of $60,748, and $48,359 respectively, of which $0 and $10,470, were voluntarily waived.

CUSTODIAN

Star Bank is custodian for the securities and cash of the Fund. Under the Custodian Agreement, Star Bank holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. The custodian receives an annual fee equal to 0.025 of 1% of the Fund's average daily net assets.

PURCHASING SHARES

Except under certain circumstances described in the prospectus, shares of the Fund are sold at their net asset value, on days the New York Stock Exchange and the Federal Reserve Wire System are open for business. Except under the circumstances described in the prospectus, the minimum initial investment in the Fund by an investor is $1,000. The minimum initial investment may be waived from time to time for employees and retired employees of Star Bank, N.A., and for members of the families (including parents, grandparents, siblings, spouses, children, aunts, uncles, and in-laws) of such employees or retired employees. The procedure for purchasing shares of the Fund is explained in the prospectus under "Investing in the Funds."



DISTRIBUTION PLAN (INVESTMENT SHARES)

With respect to the Investment Shares ("Shares") of the Fund, the Trust has adopted a Plan pursuant to Rule 12b-1 which was promulgated by the Securities and Exchange Commission pursuant to the Investment Company Act of 1940 (the "Plan"). The Plan provides for payment of fees to Federated Securities Corp. to finance any activity which is principally intended to result in the sale of the Fund's Shares subject to the Plan. Such activities may include the advertising and marketing of Shares of the Fund; preparing, printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. Pursuant to the Plan, Federated Securities Corp. may pay fees to brokers and others for such services. The Trustees expect that the adoption of the Plan will result in the sale of a sufficient number of Shares so as to allow the Fund to achieve economic viability. It is also anticipated that an increase in the size of the Fund will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objective.



For the fiscal year ended November 30, 1996, no payments were made pursuant to the Plan.

ADMINISTRATIVE ARRANGEMENTS

The administrative services include, but are not limited to, providing office space, equipment, telephone facilities, and various personnel, including clerical, supervisory, and computer, as is necessary or beneficial to establish and maintain shareholders' accounts and records, process purchase and redemption transactions, process automatic investments of client account cash balances, answer routine client inquiries regarding the Fund, assist clients in changing dividend options, account designations, and addresses, and providing such other services as the Fund may reasonably request.

SHAREHOLDER SERVICES PLAN

This arrangement permits the payment of fees to the Fund and, indirectly, to financial institutions to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.

For the fiscal year ended November 30, 1996 payments in the amount of $25,248 were pursuant to the Shareholder Services Plan.

CONVERSION TO FEDERAL FUNDS

It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Star Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.

DETERMINING NET ASSET VALUE

The net asset value generally changes each day. The days on which the net asset value is calculated by the Fund are described in the prospectus.

DETERMINING MARKET VALUE OF SECURITIES

Market or fair values of the Fund's portfolio securities are determined as follows:

         o a for equity securities, according to the last sale price on a national securities exchange, if applicable;

         o in the absence of recorded sales for listed equity securities, according to the mean between the last closing bid and asked prices;

         o  for unlisted equity securities, latest bid prices;

         o for bonds and other fixed income securities, as determined by an independent pricing service;

         o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, or for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost; or

         o for all other securities, at fair value as determined in good faith by the Trustees.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect:
institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Fund will value futures contracts, options and put options on financial futures at their market values established by the exchanges at the close of options trading on such exchanges unless the Trustees determine in good faith that another method of valuing option positions is necessary to appraise their fair value.

Over-the-counter put options will be valued at the mean between the bid and the asked prices. Covered call options will be valued at the last sale price on the national exchange on which such option is traded. Unlisted call options will be valued at the latest bid price as provided by brokers.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange. In computing the net asset value, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the New York Stock Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the New York Stock Exchange. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.



EXCHANGING SECURITIES FOR FUND SHARES

The Fund may accept securities in exchange for Fund shares. The Fund will allow such exchanges only upon the prior approval of the Fund and a determination by the Fund and the Adviser that the securities to be exchanged are acceptable.

Any securities exchanged must meet the investment objective and policies of the Fund, must have a readily ascertainable market value, and must not be subject to restrictions on resale. The Fund acquires the exchanged securities for investment and not for resale. The market value of any securities exchanged in an initial investment, plus any cash, must be at least $25,000.

Securities accepted by the Fund will be valued in the same manner as the Fund values its assets. The basis of the exchange will depend upon the net asset value of shares of the Fund on the day the securities are valued. One share of the Fund will be issued for each equivalent amount of securities accepted.

Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscriptions, or other rights attached to the securities become the property of the Fund, along with the securities.



EXCHANGE PRIVILEGE

REQUIREMENTS FOR EXCHANGE

Shareholders using the exchange privilege must exchange Shares having a net asset value of at least $1,000. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.

Upon receipt of proper instructions and required supporting documents, Shares submitted for exchange are redeemed and the proceeds invested in shares of the other fund. Further information on the exchange privilege and prospectuses may be obtained by calling Star Bank at the number on the cover of this Statement.

MAKING AN EXCHANGE

Instructions for exchanges may be given in writing. Written instructions may require a signature guarantee.

REDEEMING SHARES

The Fund redeems Shares at the next computed net asset value after Star Bank receives the redemption request. Shareholder redemptions may be subject to a contingent deferred sales charge. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests cannot be executed on days on which the New York Stock Exchange is closed or on federal holidays restricting wire transfers. Redemption procedures are explained in the prospectus under "Redeeming Shares."

REDEMPTION IN KIND

Although the Trust intends to redeem Shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the respective fund's portfolio. To satisfy registration requirements in a particular state, redemption in kind will be made in readily marketable securities to the extent that such securities are available. If this state's policy changes, the Fund reserves the right to redeem in kind by delivering those securities it deems appropriate. Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.

The Trust has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable under Massachusetts law for acts or obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required, by the Declaration of Trust, to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from its assets.

TAX STATUS

THE FUND'S TAX STATUS

The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:

         o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

         o derive less than 30% of its gross income from the sale of securities held less than three months;

         o  invest in securities within certain statutory limits; and

         o distribute to its shareholders at least 90% of its net income earned during the year.

FOREIGN TAXES

Investment income on certain foreign securities in which the Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject.

SHAREHOLDERS' TAX STATUS

Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional shares. The dividends received deduction for corporations will apply to ordinary income distributions to the extent the distribution represents amounts that would qualify for the dividends received deduction to the Fund if the Fund were a regular corporation and to the extent designated by the Fund as so qualifying. These dividends and any short-term capital gains are taxable as ordinary income.

      CAPITAL GAINS

      Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held Fund shares.

TOTAL RETURN



For the one year ended November 30, 1996 and for the period from December 12, 1994 (date of initial public investment) to November 30, 1996, the average annual total returns for the Investment Shares of the Fund were 22.05% and 27.14%, respectively.

The Trust Shares class of the Fund was not effective until August 18, 1997.

The average annual total return for both classes of Shares of the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the net asset value per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable non-recurring fees, adjusted over the period by any additional Shares, assuming the reinvestment of all dividends and distributions.



YIELD



The Fund's yield for Investment Shares for the thirty-day period ended November 30, 1996, was 0.85%.

The Trust Shares class of the Fund was not effective until August 18, 1997.

The yield for both classes of Shares of the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by either class of Shares over a thirty-day period by the maximum offering price per Share of either class of Shares on the last day of the period. This value is then annualized using semi- annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by either class of Shares because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in either class of Shares, the performance will be reduced for those shareholders paying those fees.



PERFORMANCE COMPARISONS



The performance of both classes of Shares depends upon such variables as:



         o  portfolio quality;

         o  average portfolio maturity;

         o  type of instruments in which the portfolio is invested;

         o  changes in interest rates and market value of portfolio securities;

         o  changes in the Fund's expenses; and

         o  various other factors.



Either class of Shares' performance fluctuates on a daily basis largely because net earnings and the maximum offering price per share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

Investors may use financial publications and/or indices to obtain a more complete view of either class of Shares' performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:



         o LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Fund will quote its Lipper ranking in the "growth" category in advertising and sale literature.

         o STANDARD & POOR'S DAILY STOCK PRICE INDICES OF 500 AND 400 COMMON STOCKS are composite indices of common stocks in industry, transportation, and financial and public utility companies that can be used to compare the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's indices assume reinvestments of all dividends paid by stocks listed on its indices. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in Standard & Poor's figures.



Advertisements and other sales literature for either class of Shares may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in either class of Shares based on reinvestment of dividends over a specified period of time.

Advertisements for Investment Shares may quote performance information which does not reflect the effect of the contingent deferred sales charge.



Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills. ECONOMIC AND MARKET INFORMATION



Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute ("ICI"). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.



FINANCIAL STATEMENTS



The financial statements for the fiscal year ended November 30, 1996, are incorporated herein by reference from the Fund's Annual Report dated November 30, 1996. The unaudited Semi-Annual Report of the Fund, dated May 31, 1997, is incorporated herein by reference. A copy of the Annual Report and/or Semi-Annual Report for the Fund may be obtained without charge by contacting Star Bank, N.A. at the address located on the back cover of the Stock and Bond Funds Combined Prospectus or by calling 1-800-677-FUND.

APPENDIX

STANDARD AND POOR'S RATINGS GROUP CORPORATE BOND RATINGS

AAA--Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B--Debt rated BB or B, is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates a low degree of speculation.

NR--Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

PLUS (+) OR MINUS (-):--The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE, INC., CORPORATE BOND RATINGS

AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in AAA securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated BAA are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

NR--Not rated by Moody's.

Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its corporate or municipal bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

FITCH INVESTORS SERVICE, INC., LONG-TERM DEBT RATINGS

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA."
Because bonds rated in the "AAA" and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of those bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

NR--NR indicates that Fitch does not rate the specific issue.

PLUS (+) OR MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

STANDARD AND POOR'S RATINGS GROUP COMMERCIAL PAPER RATINGS

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

MOODY'S INVESTORS SERVICE, INC., COMMERCIAL PAPER RATINGS

PRIME-1--Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2--Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

FITCH INVESTORS SERVICE, INC., SHORT-TERM RATINGS

F-1+--EXCEPTIONALLY STRONG CREDIT QUALITY. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--VERY STRONG CREDIT QUALITY. Issues assigned to this rating reflect an assurance of timely payment only slightly less in degree than issues rated F- 1+.

F-2--GOOD CREDIT QUALITY. Issues carrying this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as the F-1+ and F-1 categories.

854911864
G00522-04 (8/97)

PART C.         OTHER INFORMATION.

Item 24.          FINANCIAL STATEMENTS AND EXHIBITS:

                  (a)      Financial Statements: (1,2(a),3-9)
                           Incorporated herein by reference from the Funds' Annual Reports dated November 30, 1996 ;2(b)to be filed by amendment; (1-8) incorporated herein by reference from the Funds' Semi-Annual Reports dated May 31, 1997; and (9) Incorporated herein by reference the July 11, 1997, Semi-Annual Report and Supplement to Prospectus dated March 31, 1997 (File Nos.33-26915 and
                           811-5762).

                  (b)      Exhibits:

   (1)        Conformed copy of Declaration of Trust of the Registrant; (15)
   (i)        Conformed copy of Amendment No. 1 to Declaration of Trust; (2)
   (ii)       Conformed copy of Amendment No. 2 to Declaration of Trust (2)
   (iii)      Conformed copy of Amendment No. 3 to Declaration of Trust; (2)
   (iv)       Conformed copy of Amendment No. 4 to Declaration of Trust; (4)
   (v)        Conformed copy of Amendment No. 5 to Declaration of Trust; (12)
   (vi)       Conformed copy of Amendment No. 6 to Declaration of Trust; (12)
   (vii)      Conformed copy of Amendment No. 7 to Declaration of Trust; (12)
   (viii)     Conformed copy of Amendment No. 8 to Declaration of Trust (15)
   (ix)       Conformed copy of Amendment No. 9 to Declaration of Trust; (15)
   (x)        Conformed copy of Amendment No. 10 to Declaration of Trust; (15)
   (xi)       Conformed copy of Amendment No. 11 to Declaration of Trust; (15)
   (xii)      Conformed copy of Amendment No. 12 to Declaration of Trust; (18)
   (xiii)     Conformed copy of Amendment No. 13 to Declaration of Trust; (19)
   (xiv)      Conformed copy of Amendment No. 14 to Declaration of Trust; (19)

+ All exhibits have been filed electronically.

2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to the Registration Statement on
         Form N-1A filed April 10, 1989.  (File Nos. 33-26915 and 811-5762)

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 2 to the Registration Statement on
         Form N-1A filed December 6, 1989.  (File Nos. 33-26915 and 811-5762)

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 to the Registration Statement on
         Form N-1A filed January 29, 1992.  (File Nos. 33-26915 and 811-5762)

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 to the Registration Statement on
         Form N-1A filed July 2, 1993.  (File Nos. 33-26915 and 811-5762)

18. Response is incorporated by reference to Registrant's Post-Amendment No. 22 to the Registration Statement on Form N-1A filed March 17, 1994. (File Nos. 33-26915 and 811-5762)

19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 to the Registration Statement on
         Form N-1A filed May 13, 1994.  (File Nos. 33-26915 and 811-5762)

         (xv)   Conformed Copy of Amendment No. 15 to Declaration of Trust; (25)
         (xiv)  Conformed Copy of Amendment No. 16 to Declaration of Trust; (25)

(2)      Copy of By-Laws of the Registrant; (1)
(3)      Not applicable;

(4)      Not applicable;

(5)      Conformed copy of Investment
         Advisory Contract between
         Losantiville Funds and Star Bank,
         N.A. through and including Exhibit
         G; (13) (i) Conformed copy of
         Exhibit H to Investment Advisory
         Contract of the Registrant; (19)
         (ii) Conformed copy of Exhibit I
         to Investment Advisory Contract of
         the Registrant; (20) (iii)
         Conformed copy of Exhibit J to
         Investment Advisory Contract of
         the Registrant; (21) (iv)
         Conformed copy of Exhibit K to
         Investment Advisory Contract of
         the Registrant

                  (27);

(6)      (i)      Conformed copy of Distributor's Contract of the Registrant through and including Exhibit E; (13)

         (ii) Conformed copy of Exhibit F to Distributor's Contract of the Registrant; (17)

         (iii) Conformed copy of Exhibit G to Distributor's Contract of the Registrant; (19)

         (iv) Conformed copy of Exhibit H to Distributor's Contract of the Registrant; (19)

         (v) Conformed copy of Exhibit I to Distributor's Contract of the Registrant; (20)

 .........
+ All exhibits have been filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed February 3, 1989.

         (File Nos. 33-26915 and 811-5762)

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 to the Registration Statement on
         Form N-1A filed November 20, 1992.  (File Nos. 33-26915 and 811-5762)

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 to the Registration Statement on
         Form N-1A filed February 4, 1994.  (File Nos. 33-26915 and 811-5762)

19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 to the Registration Statement on
         Form N-1A filed May 13, 1994.  (File Nos. 33-26915 and 811-5762)

20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 to the Registration Statement on
         Form N-1A filed September 15, 1994.  (File Nos. 33-26915 and 811-5762)

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 to the Registration Statement on
         Form N-1A filed January 26, 1995.  (File Nos. 33-26915 and 811-5762)

25. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 32 to the Registration Statement on Form N-1A filed January 24, 1996. (File Nos. 33-26915 and 811-5762)

27. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed March 25, 1997.

         (File Nos. 33-26915 and 811-5762)

28. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed June 30, 1997.

         (File Nos. 33-26915 and 811-5762)

         (vi) Conformed copy of Exhibit J to Distributor's Contract of the Registrant to add Star Growth Equity Fund; (21)

         (vii)    Conformed copy of Exhibit
                  K to Distributor's
                  Contract of the
                  Registrant to add The
                  Stellar Insured Tax-Free
                  Bond Fund (27);

         (viii)   Conformed copy of Exhibit L to Distributor's
                  Contract of the Registrant to add Star Treasury
                  Fund, Trust Shares; (28)

(7)      Not applicable;

(8)      Conformed copy of Custodian Contract of the Registrant; (15)
(9)      (i)      Conformed copy of Fund Accounting, Shareholder Recordkeeping,

                  and Custody Services Procurement Agreement; (21)

         (ii)     Conformed copy of
                  Amendment #1 to fees and
                  Expenses for Shareholder
                  Recordkeeping pursuant to
                  the Fund Accounting,
                  Shareholder
                  Recordkeeping, and
                  Custody Services
                  Procurement Agreement;
                  (28)

         (iii)    Conformed copy of Administrative Services Agreement; (17)
         (iv)     Conformed copy of Shareholder Services Plan of the Registrant through and including Exhibit A; (19)

         (v) Conformed copy of Exhibit B to Shareholder Services Plan of the Registrant to add Star Strategic Income Fund; (20)

         (vi) Conformed copy of Exhibit C to Shareholder Services Plan of the Registrant to add Star Growth Equity Fund (21);

+ All exhibits have been filed electronically.

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 to the Registration Statement on
         Form N-1A filed July 2, 1993.  (File Nos. 33-26915 and 811-5762)

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 to the Registration Statement on
         Form N-1A filed February 4, 1994.  (File Nos. 33-26915 and 811-5762)

19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 to the Registration Statement on
         Form N-1A filed May 13, 1994.  (File Nos. 33-26915 and 811-5762)

20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 to the Registration Statement on
         Form N-1A filed September 15, 1994.  (File Nos. 33-26915 and 811-5762)

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 to the Registration Statement on
         Form N-1A filed January 26, 1995.  (File Nos. 33-26915 and 811-5762)

27. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed March 25, 1997.

         (File Nos. 33-26915 and 811-5762)

28. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed June 30, 1997.

         (File Nos. 33-26915 and 811-5762)

(vii)    Conformed copy of Exhibit D to

         Shareholder Services Plan of the
         Registrant to add
         The Stellar Fund (Trust Shares);

         (22)

(viii) Conformed copy of Exhibit E to Shareholder Services Plan of the Registrant to add The Stellar Fund (Investment Shares); (22)

(ix) Conformed copy of Exhibit F to Shareholder Services Plan of the Registrant to add Star Tax-Free Money Market Fund; (22)

(x) Conformed copy of Exhibit G to Shareholder Services Plan of the Registrant to add Star Treasury Fund; (22)

 (xi) Conformed copy of Exhibit H to Shareholder Services Plan of the Registrant to add Star U.S. Government Income Fund; (22)

(xii)    Conformed copy of Exhibit
         I to Shareholder Services
         Plan of the Registrant to
         add Star Relative Value
         Fund; (22)

(xiii)   Conformed copy of Exhibit
         J to Shareholder Services
         Plan of the Registrant to
         add Star Prime
         Obligations Fund; (22)

(xiv)    Conformed copy of Exhibit K to Shareholder Services Plan of the

         Registrant to add

         The Stellar Insured Tax-Free Bond Fund (27);

(xv) Conformed copy of Exhibit L to Shareholder Services Plan of the Registrant to add Star Treasury Fund, Trust Shares; (28)

(xvi)    Conformed copy of Shareholder Services

Agreement including Exhibits 1 and 2 (27);

(10) Conformed copy of Opinion and Consent of Counsel as to Legality of Shares being Issued; (24)

(11)     (i)      Auditors' Consent;+

         (ii)     Conformed Copy of Opinion and Consent of

Special Counsel; (9)

+ All exhibits have been filed electronically.

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 to the Registration Statement on
         Form N-1A filed March 12, 1991.  (File Nos. 33-26915 and 811-5762)

         N-1A filed September 15, 1994.  (File Nos. 33-26915 and 811-5762)

22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed March 28, 1995.

         (File Nos. 33-26915 and 811-5762)

24. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed October 10, 1996.

         (File Nos. 33-26915 and 811-5762)

27. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed March 25, 1997.

         (File Nos. 33-26915 and 811-5762)

28. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed June 30, 1997.

         (File Nos. 33-26915 and 811-5762)

(12)     Not applicable;

(13)     Conformed copy of Initial Capital Understanding; (2)
(14)     Not applicable;
(15)     (i)    Conformed copy of Distribution Plan; (13)

         (ii) Copy of Rule 12b-1 Agreement through and including Amendment No. 1 to Exhibit A; (7)

         (iii)  Copy of Amendment No. 2 to Exhibit A to 12b-1 Agreement; (11)
         (iv)   Copy of Amendment No. 3 to Exhibit A to 12b-1 Agreement; (11)
         (v)    Copy of Amendment No. 4 to Exhibit A to 12b-1 Agreement; (13)
         (vi)   Conformed copy of Exhibit E to the Distribution Plan; (17)
         (vii)  Copy of Amendment No. 5 to Exhibit A to 12b-1 Agreement; (18)
         (viii) Conformed copy of Exhibit F to Distribution Plan of the

                Registrant to add Star

                    Growth Equity Fund (now known as Star Capital
         Appreciation Fund); (19) (ix) Conformed copy of Exhibit G to Distribution Plan of the Registrant; (20)

+ All exhibits have been filed electronically.

2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to the Registration Statement on
         Form N-1A filed April 10, 1989.  (File Nos. 33-26915 and 811-5762)

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 to the Registration Statement on
         Form N-1A filed December 4, 1990.  (File Nos. 33-26915 and 811-5762)

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 to the Registration Statement on
         Form N-1A filed August 29, 1991.  (File Nos. 33-26915 and 811-5762)

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 to the Registration Statement on
         Form N-1A filed November 20, 1992.  (File Nos. 33-26915 and 811-5762)

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 to the Registration Statement on
         Form N-1A filed February 4, 1994.  (File Nos. 33-26915 and 811-5762)

18. Response is incorporated by reference to Registrant's Post-Amendment No. 22 to the Registration Statement on Form N-1A filed March 17, 1994. (File Nos. 33-26915 and 811-5762)

19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 to the Registration Statement on
         Form N-1A filed May 13, 1994.  (File Nos. 33-26915 and 811-5762)

 (x) Conformed copy of Exhibit H to Distribution Plan of the
 Registrant; (21) (xi) Copy of Amendment No. 6 to Exhibit A to 12b-1 Agreement; (20) (xii) Conformed copy of Exhibit I to Distribution Plan of the Registrant (27);

 (16)     (i)   Copy of Schedule for Computation of Fund Performance Data,
                Star Relative Value Fund; (24)

          (ii) Copy of Schedule for Computation of Fund Performance Data, The Stellar Fund (12);

(iii) Copy of Schedule for Computation of Fund Performance Data, Star U.S. Government Income Fund; (15)

(iv) Copy of Schedule for Computation of Fund Performance Data, Star Capital Appreciation Fund (21);

(v) Copy of Schedule for Computation of Fund Performance Data, Star Strategic Income Fund; (22)

(vi) Copy of Schedule for Computation of Fund Performance Data, Star Growth Equity Fund; (22)

(vii) Copy of Schedule for Computation of Fund Performance Data, The Stellar Insured Tax-Free Bond Fund; (28)

(17)      Copy of Financial Data Schedules; (28)

(18) Conformed copy of Amended and Restated Multiple Class Plan including Exhibit A; (28)

(19)      Conformed copy of Power of Attorney; (28)

+ All exhibits have been filed electronically.

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 to the Registration Statement on
         Form N-1A filed January 29, 1992.  (File Nos. 33-26915 and 811-5762)

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 to the Registration Statement on
         Form N-1A filed July 2, 1993.  (File Nos. 33-26915 and 811-5762)

20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 to the Registration Statement on
         Form N-1A filed September 15, 1994.  (File Nos. 33-26915 and 811-5762)

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 to the Registration Statement on
         Form N-1A filed January 26, 1995.  (File Nos. 33-26915 and 811-5762)

22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed March 28, 1995. (File

         Nos. 33-26915 and 811-5762)

24. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed October 10, 1996.

         (File Nos. 33-26915 and 811-5762)

26. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed March 24, 1997.

         (File Nos. 33-26915 and 811-5762)

27. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed March 25, 1997.

         (File Nos. 33-26915 and 811-5762)

28. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed June 30, 1997.

         (File Nos. 33-26915 and 811-5762)

Item 25...........PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

                  None.

Item 26.          NUMBER OF HOLDERS OF SECURITIES:

                                                        Number of Record Holders

                  TITLE OF CLASS                            AS OF JULY 16, 1997
                  --------------                          ---------------------


                  Shares of beneficial interest
                           (no par value)

                  Star Treasury Fund

                           Investment Shares                               222
                           Trust Shares                                     13

                  Star Relative Value Fund                               2,979
                  Star Tax-Free Money Market Fund                           14
                  The Stellar Fund
                           Investment Shares                             5,638
                           Trust Shares                                     50

                  Star U.S. Government Income Fund                         313
                  Star Capital Appreciation Fund                           464
                  Star Strategic Income Fund                             1,643
                  Star Growth Equity Fund                                2,745
                  The Stellar Insured Tax-Free Bond Fund  53


Item 27.          INDEMNIFICATION:  (3)

Item 28.          BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

                  (a) Star Bank, N.A. ("Star Bank"), a national bank, was founded in 1863 and is the largest bank and trust organization of StarBanc Corporation. Star Bank had an asset base of $10.09 billion as of December 31, 1996.

                         Star Bank's expertise in trust
                         administration, investments, and estate
                         planning ranks it among the most predominant trust institutions in Ohio, with assets of $30.24 billion as of December 31, 1996.

                         Star Bank has managed commingled funds since
                         1957. As of December 31, 1996, it manages three common trust funds and collective investment funds having a market value in excess of $65.9 million.

                         The officers and directors of the Star Bank any other business, profession, vocation, or employment of a substantial nature in which each such officer and director is or has been engaged during the past two years, is set forth below. Unless otherwise noted, the position listed under "Other Business, Profession, Vocation or Employment" is with Star Bank.

3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 to the Registration Statement on
         Form N-1A filed July 26, 1989.  (File Nos. 33-26915 and 811-5762)

         (b)



                                                                       Other Substantial

                                    Position with                      Business, Profession,

      NAME                           THE ADVISER                       VOCATION OR EMPLOYMENT

Jerry A. Grundhofer                 Chairman, President and                         Traditional
                                    Chief Executive Officer                         Interiors

David M. Moffett                    Executive Vice President                        N/A

Richard K. Davis                    Executive Vice President                        N/A

Joseph A. Campanella                Executive Vice President                        N/A

Thomas J. Lakin                     Executive Vice President                        N/A

Timothy J. Fogarty                  Executive Vice President                        N/A

Wayne J. Shircliff                  Executive Vice President                        N/A

Daniel B. Benhase                   Executive Vice President                        N/A

Daniel R. Noe                       Executive Vice President                        N/A

Jerome C. Kohlhepp                  Executive Vice President                        N/A

Stephen E. Smith                    Executive Vice President                        S. E. Smith
                                                                                    and Company

S. Kay Geiger                       Executive Vice President                        Global Access
                                                                                    Marketing, Inc.

Andrew E. Randall                   Executive Vice President                        N/A

J. R. Bridgeland, Jr.               Director                                        Taft, Stetinius & Hollister

L. L. Browning, Jr.                 Director                                        N/A

V. B. Buyniski                      Director                                        United Medical        Resources, Inc.
                                                                                    Mt. Auburn   Partnership,      American

                                                                       Operations   Management, NCG       and Schmidt
                                                                       Marble

Samuel M. Cassidy                   Director                                        Cassidy and  Cassidy, Ltd.     d/b/a Cave
                                                                       Spring Farm

Raymond R. Clark         Director                                      N/A

V. Anderson Coombe                  Director                                        Wm. Powell   Company

John C. Dannemiller                 Director                                        Bearings, Inc.

Jerry A. Grundhofer                 Director                                        Traditional  Interiors

                                                                       Other Substantial

                                    Position with                      Business, Profession,

      NAME                           THE ADVISER                       VOCATION OR EMPLOYMENT

J. P. Harrington, S.C.              Director                           N/A

J. P. Hayden, Jr.                   Director                           The Midland Company, American Family Home Insurance Co.,
                                                                       American Modern Home Insurance Co.

Roger L. Howe                       Director                           U.S. Precision Lens, Inc.

T. J. Klinedinst, Jr.               Director                           Thomas E. Wood, Inc., Ohio Cap Insurance Co., Ltd., The
                                                                       Tomba Co., Ltd.

Chares S. Mechem, Jr.               Director                           N/A

Daniel J. Meyer                     Director                           Cincinnati Milacron, Inc.

David B. O'Maley                    Director                           Ohio National Life Insurance Co.

O. M. Owens, M.D.,                  Director                           O'dell M. Owens, M.D., Inc., Moreno Food, MKO Investment,
                                                                       Seven Hills Lab, Graphi Action.

Thomas E. Petry                     Director                           Eagle-Picher Industries, Inc.

William C. Portman                  Director                           Portman Equipment Company

Oliver W. Waddell                   Director                           N/A



Item 29.          PRINCIPAL UNDERWRITERS:

(a) 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; BayFunds; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward
D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Biltmore Funds; The Biltmore Municipal Funds; The Monitor Funds; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; WesMark Funds; and World Investment Series, Inc.

Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.



                  b)

              (1)                                         (2)                                   (3)
Name and Principal                             Positions and Offices                  Positions and Offices

 BUSINESS ADDRESS                                 WITH UNDERWRITER                      WITH REGISTRANT

Richard B. Fisher                              Director, Chairman, Chief                           Federated Investors Tower
Executive Officer, Chief

Pittsburgh, PA 15222-3779                      Operating Officer, Asst.
                                               Secretary, and Asst.
                                               Treasurer, Federated
                                               Securities Corp.

Edward C. Gonzales                             Director, Executive Vice                  President,
Federated Investors Tower                      President, Federated,                     Treasurer and
Pittsburgh, PA 15222-3779                      Securities Corp.                          Trustee (Principal

                                                                                         Accounting

Officer)

Thomas R. Donahue                              Director, Assistant Secretary,
Federated Investors Tower                      Assistant Treasurer
Pittsburgh, PA 15222-3779                      Federated Securities Corp

John B. Fisher                                 President-Institutional Sales,            --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

James F. Getz                                  President-Broker/Dealer,                          --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Mark R. Gensheimer                             Executive Vice President of                       --
Federated Investors Tower                      Bank/Trust, Federated

Pittsburgh, PA 15222-3779                      Securities Corp.

David M. Taylor                                Executive Vice President                          --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Mark W. Bloss                                  Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Richard W. Boyd                                Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Laura M. Deger                                 Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                           Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Bryant R. Fisher                               Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Christopher T. Fives                           Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

James S. Hamilton                              Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

              (1)                                         (2)                                   (3)
Name and Principal                             Positions and Offices                  Positions and Offices

 BUSINESS ADDRESS                                 WITH UNDERWRITER                      WITH REGISTRANT

James M. Heaton                                Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Keith Nixon                                    Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Solon A. Person, IV                            Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Timothy C. Pillion                             Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Thomas E. Territ                               Senior Vice President,                            --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                             Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Byron F. Bowman                                Vice President, Secretary,                        --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis                       Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Dale R. Browne                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Mary J. Combs                                  Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.                         Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.                         Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Kevin J. Crenny                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Daniel T. Culbertson                           Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779


              (1)                                         (2)                                   (3)
Name and Principal                             Positions and Offices                  Positions and Offices

 BUSINESS ADDRESS                                 WITH UNDERWRITER                      WITH REGISTRANT

G. Michael Cullen                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

William C. Doyle                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Jill Ehrenfeld                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Mark D. Fisher                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Joseph D. Gibbons                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher                            Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Craig S. Gonzales                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Richard C. Gonzales                            Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Bruce E. Hastings                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Beth A. Hetzel                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

James E. Hickey                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Brian G. Kelly                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

H. Joseph Kennedy                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl                                  Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Richard C. Mihm                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779


              (1)                                         (2)                                   (3)
Name and Principal                             Positions and Offices                  Positions and Offices

 BUSINESS ADDRESS                                 WITH UNDERWRITER                      WITH REGISTRANT

J. Michael Miller                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Robert D. Oehlschlager                         Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Thomas A. Peters III                           Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Robert F. Phillips                             Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard A. Recker                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Eugene B. Reed                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

George D. Riedel                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

John Rogers                                    Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Brian S. Ronayne                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                           Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Edward L. Smith                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears                                Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

John A. Staley                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                             Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779


              (1)                                         (2)                                   (3)
Name and Principal                             Positions and Offices                  Positions and Offices

 BUSINESS ADDRESS                                 WITH UNDERWRITER                      WITH REGISTRANT

Richard Suder                                  Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

William C. Tustin                              Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Paul A. Uhlman                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Miles J. Wallace                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

John F. Wallin                                 Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Richard B. Watts                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Edward J. Wojnarowski                          Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Michael P. Wolff                               Vice President,                                   --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Edward R. Bozek                                Assistant Vice President,                         --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Terri E. Bush                                  Assistant Vice President,                         --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Charlene H. Jennings                           Assistant Vice President,                         --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Matthew S. Propelka                            Assistant Vice President,                         --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Denis McAuley  Treasurer,                                                                 --
Federated Investors Tower                      Federated Securities Corp.

Pittsburgh, PA 15222-3779

Leslie K. Platt                                Assistant Secretary,                              --
Federated Investors Tower                      Federated Securities Corp.
Pittsburgh, PA 15222-3779

(c)  Not applicable.


Item 30.          LOCATION OF ACCOUNTS AND RECORDS:

                  All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of
                  1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

                  Star Funds                                      Federated Investors Tower
                                                                  Pittsburgh, PA  15222-3779

                  Federated Shareholder Services                  Federated Investors Tower
                  Company("Transfer Agent,                        Pittsburgh, PA  15222-3779
                  Dividend Disbursing Agent
                  and Portfolio Recordkeeper")

                  Federated Administrative                        Federated Investors Tower
                  Services                                        Pittsburgh, PA  15222-3779

                  ("Administrator")

                  Star Bank, N.A.                                 425 Walnut Street
                  ("Adviser")                                     Cincinnati, OH  45202

                  Star Bank, N.A.                                 425 Walnut Street
                  ("Custodian")                                   Cincinnati, OH  45202


Item 31.          MANAGEMENT SERVICES:  Not applicable.

Item 32.          UNDERTAKINGS:

                  Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                  Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                              SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, STAR FUNDS, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 31st day of July, 1997.

                              STAR FUNDS

                           BY: /s/ C. Grant Anderson
                           C. Grant Anderson, Secretary
                           Attorney in Fact for Edward C. Gonzales
                           July 31, 1997

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                            TITLE                         DATE

By:   /s/C. Grant Anderson

      C. Grant Anderson         Attorney In Fact                July 31, 1997
      SECRETARY                 For the Persons

                                Listed Below

      NAME                            TITLE

Edward C. Gonzales*             President, Treasurer and Trustee
                                  (Principal Financial and
                                  Accounting Officer)

Thomas L. Conlan, Jr.*          Trustee

Dr. Alfred Gottschalk*          Trustee

Dr. Robert J. Hill*             Trustee

William H. Zimmer, III*         Trustee

Dawn M. Hornback*               Trustee

Lawrence M. Turner*             Trustee

* By Power of Attorney